UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2008

Date of reporting period:	6/30/08

Item 1. Reports to Stockholders.

MML Series
Investment Fund II

Semiannual Report

MML Inflation-Protected and Income Fund

MML Enhanced Index Core Equity Fund

MML Small Cap Equity Fund

MML Small Company Opportunities Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2008

| insure | invest | retire |

Table of Contents

Letter to Shareholders	1

Portfolio Summary	3

Portfolio of Investments

MML Inflation-Protected and Income Fund	7

MML Enhanced Index Core Equity Fund	9

MML Small Cap Equity Fund	13

MML Small Company Opportunities Fund	24

Statement of Assets and Liabilities	26

Statement of Operations	27

Statement of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	32

Other Information	46

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks, charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Series Investment Fund II – President's Letter to Shareholders

To Our Shareholders

Richard J. Byrne

"The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives."

June 30, 2008

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2008. We have made some changes to this report by eliminating some components of the six-month portfolio manager report sections as part of our overall effort to streamline and improve the efficiency of our reporting. We will continue to publish the 12-month portfolio manager reports with fund-specific discussions as well as corresponding performance charts and tables in the MML Series Investment Fund II Annual Report, which is published annually after December 31 (the MML Series Investment Fund II fiscal year-end).

Economic Doldrums and Lack of Consumer Confidence Hinder Investment Returns

After struggling against ongoing concerns regarding the credit crisis, the depressed U.S. housing market and high energy prices early in the year, U.S. stocks attempted to rally during the spring of 2008, but surging energy prices, overall inflation and ongoing weakness in the beleaguered financial sector stymied the advance. The period featured a number of bold interventions by the Federal Reserve Board ("Fed") – including engineering the sale of investment bank Bear Stearns to JPMorgan Chase as well as multiple reductions of key target short-term interest rates – which helped stabilize share prices over the short term but failed to keep investors optimistic in the face of bad news affecting a variety of industries and the U.S. economy overall. The May employment report indicated the nation's unemployment rate moved meaningfully higher from 5.0% to 5.5% and fueled concerns that the U.S. economy might enter a recession after all. June brought a worsening inflation picture. While the so-called "core" numbers for May consumer and producer prices, which exclude volatile food and energy prices, both registered 0.2% increases, broader inflation figures for the month were much higher. Near the end of the six-month period, crude oil traded above $140 per barrel, roughly double the price of a year earlier. In turn, sharply higher fuel prices created a stiff headwind for the auto and airline industries, as well as for consumer confidence generally.

For the six months ended June 30, 2008, exposure to financials and General Motors were factors pressuring the blue-chip Dow Jones Industrial AverageSM ("Dow"), which returned -14.44%. In the process, the venerable Dow finished the period just above bear market status. A bear market in a particular index occurs when the index declines 20% or more from its peak. At quarter-end, the Dow had declined nearly 20% from its October 2007 peak. Other key market benchmarks also experienced declines during the period. The S&P 500® Index, a broad measure of large-cap stock activity, returned -11.91%. The NASDAQ Composite® Index came back somewhat in the second half of the period on the relative strength of technology stocks, but still returned -13.55%. Small-cap stocks, as measured by the Russell 2000® Index, returned -9.37%. Foreign stocks also endured their share of declines, as the MSCI® EAFE® Index, a measure of foreign developed markets, finished the six months with a -10.96% return.*

The market's increasing focus on inflation in the latter half of the period – along with easing concerns about a systemic failure due to the subprime mortgage crisis – had a mainly negative impact on the bond market, which had held up well earlier in the year. The yield of the bellwether 10-year Treasury note climbed to end the period just below 4.00%. At the same time, short-term rates declined, prompted by the Fed's numerous cuts in its target federal funds rate – a key overnight bank lending rate – over the period. At the central bank's June meeting, though, the Fed held that key rate steady amid speculation that it could begin raising rates as early as the fall to curb inflation. Against this backdrop, the Lehman Brothers® U.S. Aggregate Index finished the six months with a still-positive +1.13% return.*

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund II – President's Letter to Shareholders (Continued)

What's behind the move in crude?

When the price of crude oil crossed the $100-per-barrel threshold in the first quarter of 2008, plenty of consumers rubbed their eyes in disbelief. After all, as recently as the previous summer, crude had been trading in the low $70s, and its price had leveled out after surging higher during the bad hurricane season of 2005. As it turned out, the first quarter was only a preview of more to come. The rally accelerated in the second quarter, with crude oil touching $140 a barrel by the end of June, pushing the average price of a gallon of regular gasoline at the pump to more than $4.00.

Rising energy prices, together with increases in other commodities, also had a noticeable impact on U.S. inflation. The latest figures from the Labor Department revealed that consumer prices rose 0.6% in May, and producer prices recorded an even larger 1.4% jump. Year-over-year changes for both data series reached alarmingly high levels as well.

While the role of oil speculators on surging prices is an area of hot debate, at this point few would deny the impact of changes in fundamental supply and demand conditions. Recently, much attention has been focused on the demand side of the crude oil equation, and with considerable justification. The rapid expansion of the middle class and the accompanying infrastructure build-out occurring in China, India and other emerging markets appear to be trends that could drive the demand for crude oil into the future.

Outlook

While increases in the price of crude oil and related commodities in the energy complex have unnerved many investors, near vertical increases in the price of any commodity have historically not been sustainable for long. The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives.

Richard J. Byrne
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/08 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results

2

MML Series Investment Fund II – Portfolio Summary

What is the investment objective of the MML Inflation-Protected and Income Fund – and who is the Fund's sub-adviser?
   On May 1, 2008, MML Inflation-Protected Bond Fund's name changed to MML Inflation-Protected and Income Fund. This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund normally invests:

  • at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, instrumentalities, or government-sponsored enterprises and corporations; and

  • up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

  The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Inflation-Protected and Income Fund Quality Structure (% of Net Assets) on 6/30/08
U.S. Governments, Aaa/AAA	91.2%
Aa/AA	4.8%
A	3.6%
Baa/BBB	0.6%
Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%
100.0%

3

MML Series Investment Fund II – Portfolio Summary (Continued)

What is the investment objective of the MML Enhanced Index Core Equity Fund – and who is the Fund's sub-adviser?
   The Fund's investment objective is to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark. Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

  "Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Enhanced Index Core Equity Fund Industry Table (% of Net Assets) on 6/30/08
Oil & Gas	13.5%
Computers	6.4%
Insurance	5.2%
Retail	5.1%
Pharmaceuticals	5.0%
Banks	4.9%
Telecommunications	4.8%
Software	4.2%
Manufacturing	3.9%
Diversified Financial	3.8%
Electric	3.5%
Aerospace & Defense	3.5%
Semiconductors	3.3%
Media	3.0%
Health Care — Products	2.9%
Chemicals	2.5%
Cosmetics & Personal Care	2.3%
Oil & Gas Services	2.1%
Transportation	1.9%
Foods	1.6%
Internet	1.5%
Agriculture	1.5%
Beverages	1.2%
Mining	1.0%
Electronics	1.0%
Biotechnology	1.0%
Health Care — Services	0.9%
Real Estate Investment Trusts (REITS)	0.9%
Iron & Steel	0.7%
Pipelines	0.6%
Commercial Services	0.6%
Machinery — Diversified	0.6%
Machinery — Construction & Mining	0.5%
Apparel	0.5%
Electrical Components & Equipment	0.5%
Engineering & Construction	0.5%
Environmental Controls	0.4%
Home Builders	0.4%
Household Products	0.4%
Advertising	0.2%
Auto Manufacturers	0.2%
Gas	0.2%
Savings & Loans	0.2%
Office Equipment/Supplies	0.2%
Automotive & Parts	0.2%
Packaging & Containers	0.1%
Distribution & Wholesale	0.1%
Airlines	0.1%
Lodging	0.1%
Hand & Machine Tools	0.1%
Toys, Games & Hobbies	0.1%
Forest Products & Paper	0.1%
Investment Companies	0.1%
Building Materials	0.0%
Holding Company — Diversified	0.0%
Metal Fabricate & Hardware	0.0%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
100.0%

MML Enhanced Index Core Equity Fund Largest Holdings (% of Net Assets) on 6/30/08
Exxon Mobil Corp.	4.0%
Johnson & Johnson	2.1%
The Procter & Gamble Co.	2.1%
Chevron Corp.	2.1%
International Business Machines Corp.	2.1%
Microsoft Corp.	1.9%
AT&T, Inc.	1.8%
General Electric Co.	1.7%
ConocoPhillips Co.	1.7%
Hewlett-Packard Co.	1.6%

4

MML Series Investment Fund II – Portfolio Summary (Continued)

What is the investment objective of the MML Small Cap Equity Fund – and who is the Fund's sub-adviser?
   This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies. The Fund's sub-adviser is OppenheimerFunds, Inc. (OFI).

MML Small Cap Equity Fund Industry Table (% of Net Assets) on 6/30/08
Retail	7.0%
Commercial Services	6.4%
Insurance	6.4%
Semiconductors	5.3%
Oil & Gas	5.0%
Electronics	4.6%
Software	4.3%
Telecommunications	3.9%
Chemicals	3.7%
Internet	3.0%
Computers	3.0%
Machinery — Diversified	3.0%
Transportation	2.7%
Manufacturing	2.6%
Oil & Gas Services	2.4%
Real Estate Investment Trusts (REITS)	2.1%
Banks	2.0%
Pharmaceuticals	1.8%
Metal Fabricate & Hardware	1.6%
Health Care — Services	1.6%
Distribution & Wholesale	1.5%
Aerospace & Defense	1.5%
Diversified Financial	1.4%
Electrical Components & Equipment	1.3%
Health Care — Products	1.3%
Environmental Controls	1.1%
Engineering & Construction	1.1%
Foods	1.1%
Apparel	1.0%
Coal	0.9%
Iron & Steel	0.9%
Automotive & Parts	0.8%
Electric	0.8%
Gas	0.8%
Mining	0.8%
Building Materials	0.7%
Leisure Time	0.7%
Biotechnology	0.7%
Home Builders	0.7%
Office Furnishings	0.7%
Packaging & Containers	0.6%
Media	0.6%
Household Products	0.5%
Hand & Machine Tools	0.4%
Forest Products & Paper	0.4%
Toys, Games & Hobbies	0.4%
Savings & Loans	0.4%
Agriculture	0.4%
Entertainment	0.3%
Home Furnishing	0.3%
Cosmetics & Personal Care	0.3%
Trucking & Leasing	0.3%
Housewares	0.3%
Advertising	0.2%
Airlines	0.2%
Holding Company — Diversified	0.2%
Beverages	0.2%
Machinery — Construction & Mining	0.2%
Lodging	0.1%
Office Equipment/Supplies	0.1%
Water	0.1%
Energy — Alternate Sources	0.1%
Auto Manufacturers	0.1%
Real Estate	0.1%
Textiles	0.0%
Investment Companies	0.0%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
100.0%

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/08
Graftech International Ltd.	0.5%
Big Lots, Inc.	0.5%
Massey Energy Co.	0.4%
Oil States International, Inc.	0.4%
Gardner Denver, Inc.	0.4%
Schnitzer Steel Industries, Inc. Class A	0.4%
Swift Energy Co.	0.4%
Sims Group Ltd. ADR Sponsored ADR	0.4%
Aeropostale, Inc.	0.4%
DRS Technologies, Inc.	0.4%

5

MML Series Investment Fund II – Portfolio Summary (Continued)

What is the investment objective of the MML Small Company Opportunities Fund – and who is the Fund's sub-adviser?
   The Fund's investment objective is long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the sub-adviser to be realistically valued. The Fund's sub-adviser is OppenheimerFunds, Inc. (OFI).

MML Small Company Opportunities Fund Industry Table (% of Net Assets) on 6/30/08
Commercial Services	14.3%
Retail	11.7%
Electronics	8.7%
Telecommunications	6.3%
Manufacturing	5.2%
Health Care — Products	3.9%
Aerospace & Defense	3.8%
Chemicals	3.7%
Machinery — Diversified	3.7%
Foods	3.7%
Banks	3.6%
Electric	3.5%
Iron & Steel	2.4%
Metal Fabricate & Hardware	2.4%
Transportation	2.2%
Building Materials	2.2%
Entertainment	2.0%
Diversified Financial	1.9%
Forest Products & Paper	1.7%
Household Products	1.6%
Semiconductors	1.5%
Housewares	1.5%
Hand & Machine Tools	1.5%
Media	1.4%
Textiles	1.3%
Insurance	1.0%
Oil & Gas Services	0.9%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
100.0%

MML Small Company Opportunities Fund Largest Holdings (% of Net Assets) on 6/30/08
Talbots, Inc.	2.8%
OSI Systems, Inc.	2.7%
LaBarge, Inc.	2.7%
Landauer, Inc.	2.6%
EMS Technologies, Inc.	2.5%
Ducommun, Inc.	2.4%
Universal Stainless & Alloy	2.4%
NN, Inc.	2.4%
ABM Industries, Inc.	2.3%
Hill International, Inc.	2.3%

6

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.2%
CORPORATE DEBT — 10.5%
Finance – Auto Loans — 0.5%
Toyota Motor Credit Corp. FRN 5.210% 7/28/08	$2,179,000	$2,179,392
Finance – Commercial — 0.8%
Cit Group, Inc. FRN 5.790% 3/15/17	4,880,000	3,505,255
Finance – Consumer Loans — 1.4%
HSBC Finance Corp. FRN 5.050% 3/10/09	1,000,000	1,005,640
HSBC Finance Corp. FRN 6.250% 12/10/13	2,065,000	2,172,979
SLM Corp. FRN 6.130% 2/01/14	3,010,000	2,478,855
		5,657,474
Finance – Investment Banker/Broker — 5.6%
Lehman Brothers Holdings, Inc. FRN 5.780% 2/17/15	2,545,000	2,253,038
Lehman Brothers Holdings, Inc. FRN 5.980% 5/12/14	7,195,000	6,582,274
Lehman Brothers Holdings, Inc. VRN 6.300% 11/01/14	2,250,000	1,923,615
Merrill Lynch & Co., Inc. VRN 5.970% 11/03/16	1,000,000	846,080
Morgan Stanley FRN 5.900% 5/01/14	1,525,000	1,500,066
Morgan Stanley FRN 5.950% 2/01/11	2,807,000	2,800,572
Morgan Stanley FRN 6.200% 1/15/09	1,200,000	1,167,408
Morgan Stanley Series C FRN 6.550% 11/01/13	6,156,000	6,167,696
		23,240,749
Life/Health Insurance — 1.2%
Pacific Life Global Funding VRN(a) 6.160% 2/06/16	5,000,000	5,053,250

	Principal Amount	Value
Supranational Bank — 1.0%
International Bank for Reconstruction & Development FRN 5.570% 12/10/13	$3,943,000	$4,012,949
TOTAL CORPORATE DEBT (Cost $44,628,821)		43,649,069
U.S. TREASURY OBLIGATIONS — 89.7%
U.S. Treasury Inflation Index 0.625% 4/15/13	7,136,977	7,110,771
U.S. Treasury Inflation Index 0.875% 4/15/10	19,466,144	19,803,761
U.S. Treasury Inflation Index 1.625% 1/15/15	18,919,472	19,537,312
U.S. Treasury Inflation Index 1.625% 1/15/18	12,799,872	13,009,870
U.S. Treasury Inflation Index 1.750% 1/15/28	9,057,819	8,599,975
U.S. Treasury Inflation Index 1.875% 7/15/13	14,722,872	15,567,137
U.S. Treasury Inflation Index 1.875% 7/15/15	16,458,250	17,229,731
U.S. Treasury Inflation Index 2.000% 4/15/12	11,155,958	11,770,407
U.S. Treasury Inflation Index 2.000% 1/15/14	14,826,284	15,741,345
U.S. Treasury Inflation Index 2.000% 7/15/14	18,874,824	20,047,128
U.S. Treasury Inflation Index 2.000% 1/15/16	15,480,013	16,308,435
U.S. Treasury Inflation Index 2.000% 1/15/26	15,858,762	15,690,262
U.S. Treasury Inflation Index 2.375% 4/15/11	13,331,349	14,124,981
U.S. Treasury Inflation Index 2.375% 1/15/17	13,786,943	14,930,829

	Principal Amount	Value
U.S. Treasury Inflation Index 2.375% 1/15/25	$25,193,018	$26,373,941
U.S. Treasury Inflation Index 2.375% 1/15/27	13,270,398	13,875,860
U.S. Treasury Inflation Index 2.500% 7/15/16	15,793,272	17,261,554
U.S. Treasury Inflation Index 2.625% 7/15/17	12,855,302	14,198,078
U.S. Treasury Inflation Index 3.000% 7/15/12	17,852,550	19,608,050
U.S. Treasury Inflation Index 3.375% 1/15/12	4,088,414	4,513,545
U.S. Treasury Inflation Index 3.375% 4/15/32	3,793,444	4,754,252
U.S. Treasury Inflation Index 3.500% 1/15/11	7,873,239	8,573,220
U.S. Treasury Inflation Index 3.625% 4/15/28	16,605,765	20,656,015
U.S. Treasury Inflation Index 3.875% 4/15/29	19,166,355	24,633,259
U.S. Treasury Inflation Index 4.250% 1/15/10	8,821,237	9,460,777
TOTAL U.S. TREASURY OBLIGATIONS (Cost $366,099,276)		373,380,495
TOTAL BONDS & NOTES (Cost $410,728,097)		417,029,564
TOTAL LONG-TERM INVESTMENTS (Cost $410,728,097)		417,029,564
SHORT-TERM INVESTMENTS — 63.4%
Commercial Paper — 63.4%(b)
Aluminum Co. of America 2.800% 7/08/08	5,179,000	5,176,180
Aluminum Co. of America 2.870% 7/15/08	2,270,000	2,267,466

(Continued)

The accompanying notes are an integral part of the financial statements.

7

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Autoliv ASP, Inc. 2.900% 8/14/08	$10,000,000	$9,964,556
Bank of Scotland PLC 2.750% 8/06/08	7,700,000	7,678,825
Black & Decker Corp. 2.750% 7/01/08	9,900,000	9,900,000
CBA (Delaware) Finance, Inc. 2.620% 8/05/08	9,130,000	9,106,744
Chevron Phillips Chemical Co. LLC 2.800% 7/10/08	10,000,000	9,993,000
Clorox Co., The 2.850% 7/29/08	10,000,000	9,977,833
Computer Sciences Corp. 2.870% 7/08/08	3,921,000	3,918,812
Computer Sciences Corp. 2.900% 7/22/08	6,075,000	6,064,723
Covidien International Finance SA 2.800% 7/07/08	9,950,000	9,945,357
Dominion Resources, Inc. 2.850% 7/16/08	6,647,000	6,639,107
Dow Chemical Co. 3.100% 9/22/08	6,865,000	6,815,934
Duke Energy Carolinas 2.750% 7/08/08	3,330,000	3,328,219
Duke Energy Carolinas 2.800% 7/18/08	6,650,000	6,641,207
Elsevier Financial SA 2.900% 8/15/08	8,356,000	8,325,710
ERAC USA Finance Co. 3.000% 7/24/08	7,112,000	7,098,369
Fortune Brands, Inc. 2.800% 7/09/08	9,950,000	9,943,809
Gannett Co., Inc. 2.860% 7/17/08	9,000,000	8,988,560
General Mills, Inc. 2.780% 7/11/08	4,379,000	4,375,618
General Mills, Inc. 2.800% 7/15/08	3,261,000	3,257,449
International Lease Finance Corp. 2.810% 7/28/08	9,866,000	9,845,207
ITT Corp. 3.030% 8/01/08	10,000,000	9,973,908
Kellogg Co. 2.650% 7/23/08	9,950,000	9,933,887
Kraft Foods, Inc. 2.600% 8/04/08	10,000,000	9,975,444

	Principal Amount	Value
Marathon Oil Corp. 2.850% 7/11/08	$1,044,000	$1,043,174
Oneok, Inc. 2.900% 7/31/08	10,084,000	10,059,630
Time Warner, Inc. 2.710% 7/14/08	10,000,000	9,990,214
Tyco International Group 3.010% 7/21/08	8,401,000	8,386,952
United Healthcare Co. 2.820% 8/08/08	3,436,000	3,425,772
United Healthcare Co. 2.850% 7/30/08	4,001,000	3,991,814
VF Corp. 2.850% 8/18/08	8,083,000	8,052,285
Vodafone Group PLC 2.810% 8/13/08	10,000,000	9,966,436
Volvo Group Treasury NA 2.760% 8/11/08	10,000,000	9,968,567
Wellpoint, Inc. 2.800% 7/25/08	3,875,000	3,867,767
Wellpoint, Inc. 2.850% 7/02/08	5,808,000	5,807,540
		263,696,075
TOTAL SHORT-TERM INVESTMENTS (Cost $263,696,075)		263,696,075
TOTAL INVESTMENTS — 163.6% (Cost $674,424,172)(c)		680,725,639
Other Assets/ (Liabilities) — (63.6%)		(264,531,108)
NET ASSETS — 100.0%		$416,194,531

Notes to Portfolio of Investments

FRN - Floating Rate Note

VRN - Variable Rate Note

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $5,053,250 or 1.21% of net assets.

(b)  Securities held as collateral for reverse repurchase agreements. (Note 2).

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Enhanced Index Core Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%
COMMON STOCK — 100.1%
Advertising — 0.2%
Omnicom Group, Inc.	1,500	$67,320
Aerospace & Defense — 3.5%
Boeing Co.	4,800	315,456
General Dynamics Corp.	1,000	84,200
Goodrich Corp.	500	23,730
L-3 Communications Holdings, Inc.	800	72,696
Lockheed Martin Corp.	700	69,062
Northrop Grumman Corp.	1,500	100,350
Raytheon Co.	2,700	151,956
United Technologies Corp.	3,000	185,100
		1,002,550
Agriculture — 1.5%
Altria Group, Inc.	14,850	305,316
Lorillard, Inc.(a)	400	27,664
Philip Morris International, Inc.	1,150	56,799
Reynolds American, Inc.	900	42,003
		431,782
Airlines — 0.1%
Southwest Airlines Co.	1,900	24,776
Apparel — 0.5%
Nike, Inc. Class B	2,100	125,181
VF Corp.	300	21,354
		146,535
Auto Manufacturers — 0.2%
Ford Motor Co.(a)	11,989	57,667
General Motors Corp.	100	1,150
		58,817
Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.(a)	400	7,132
Johnson Controls, Inc.	1,500	43,020
		50,152
Banks — 4.9%
Bank of America Corp.	11,201	267,368
The Bank of New York Mellon Corp.	3,686	139,442
BB&T Corp.	2,600	59,202
Capital One Financial Corp.	1,535	58,345
Comerica, Inc.	500	12,815
Fifth Third Bancorp	1,500	15,270

	Number of Shares	Value
First Horizon National Corp.	400	$2,972
Huntington Bancshares, Inc.	1,100	6,347
KeyCorp	1,200	13,176
M&T Bank Corp.	200	14,108
Marshall & Ilsley Corp.	800	12,264
National City Corp.	100	477
Northern Trust Corp.	700	47,999
PNC Financial Services Group, Inc.	900	51,390
Regions Financial Corp.	1,747	19,060
State Street Corp.	100	6,399
SunTrust Banks, Inc.	900	32,598
U.S. Bancorp	10,400	290,056
Wachovia Corp.	3,200	49,696
Wells Fargo & Co.	13,200	313,500
Zions Bancorp	300	9,447
		1,421,931
Beverages — 1.2%
Anheuser-Busch Cos., Inc.	2,100	130,452
The Coca-Cola Co.	1,500	77,970
Coca-Cola Enterprises, Inc.	900	15,570
Constellation Brands, Inc. Class A(a)	700	13,902
Molson Coors Brewing Co. Class B	600	32,598
The Pepsi Bottling Group, Inc.	1,000	27,920
PepsiCo, Inc.	900	57,231
		355,643
Biotechnology — 1.0%
Amgen, Inc.(a)	4,100	193,356
Biogen Idec, Inc.(a)	1,700	95,013
		288,369
Building Materials — 0.0%
Masco Corp.	900	14,157
Chemicals — 2.5%
Air Products & Chemicals, Inc.	700	69,202
Ashland, Inc.	1,100	53,020
The Dow Chemical Co.	3,000	104,730
Du Pont (E.I.) de Nemours & Co.	2,600	111,514
Eastman Chemical Co.	400	27,544
Monsanto Co.	2,200	278,168
PPG Industries, Inc.	400	22,948
Rohm & Haas Co.	300	13,932
The Sherwin-Williams Co.	300	13,779
Sigma-Aldrich Corp.	400	21,544
		716,381

	Number of Shares	Value
Commercial Services — 0.6%
Apollo Group, Inc. Class A(a)	100	$4,426
Automatic Data Processing, Inc.	100	4,190
Donnelley (R.R.) & Sons Co.	400	11,876
Equifax, Inc.	600	20,172
H&R Block, Inc.	1,000	21,400
Moody's Corp.	800	27,552
Paychex, Inc.	800	25,024
Western Union Co.	2,400	59,328
		173,968
Computers — 6.4%
Affiliated Computer Services, Inc. Class A(a)	1,000	53,490
Apple, Inc.(a)	2,300	385,112
Computer Sciences Corp.(a)	100	4,684
Dell, Inc.(a)	5,900	129,092
Electronic Data Systems Corp.	900	22,176
EMC Corp.(a)	4,850	71,247
Hewlett-Packard Co.	10,450	461,994
International Business Machines Corp.	5,000	592,650
Lexmark International, Inc. Class A(a)	1,800	60,174
NetApp, Inc.(a)	1,600	34,656
SanDisk Corp.(a)	100	1,870
Sun Microsystems, Inc.(a)	75	816
Teradata Corp.(a)	1,000	23,140
		1,841,101
Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	900	62,190
The Procter & Gamble Co.	9,942	604,573
		666,763
Distribution & Wholesale — 0.1%
Genuine Parts Co.	300	11,904
W.W. Grainger, Inc.	200	16,360
		28,264
Diversified Financial — 3.8%
American Express Co.	2,700	101,709
Ameriprise Financial, Inc.	560	22,775
The Charles Schwab Corp.	100	2,054
CIT Group, Inc.	700	4,767
Citigroup, Inc.	8,200	137,432
CME Group, Inc.	100	38,319
Discover Financial Services	1,550	20,413
Fannie Mae	100	1,951

(Continued)

The accompanying notes are an integral part of the financial statements.

9

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc.	100	$9,165
Freddie Mac	200	3,280
The Goldman Sachs Group, Inc.	1,800	314,820
IntercontinentalExchange, Inc.(a)	100	11,400
Janus Capital Group, Inc.	500	13,235
JP Morgan Chase & Co.	9,715	333,331
Legg Mason, Inc.	100	4,357
Lehman Brothers Holdings, Inc.	100	1,981
Merrill Lynch & Co., Inc.	100	3,171
Morgan Stanley	1,700	61,319
NYSE Euronext	300	15,198
		1,100,677
Electric — 3.5%
The AES Corp.(a)	100	1,921
Ameren Corp.	600	25,338
American Electric Power Co., Inc.	2,000	80,460
CenterPoint Energy, Inc.	3,400	54,570
Consolidated Edison, Inc.	700	27,363
Dominion Resources, Inc.	1,500	71,235
DTE Energy Co.	1,200	50,928
Duke Energy Corp.	7,974	138,588
Edison International	1,100	56,518
Entergy Corp.	200	24,096
FirstEnergy Corp.	500	41,165
FPL Group, Inc.	1,100	72,138
Integrys Energy Group, Inc.	400	20,332
Pepco Holdings, Inc.	2,100	53,865
PG&E Corp.	1,500	59,535
Pinnacle West Capital Corp.	300	9,231
Progress Energy, Inc.	900	37,647
Public Service Enterprise Group, Inc.	1,300	59,709
Southern Co.	2,500	87,300
TECO Energy, Inc.	400	8,596
Xcel Energy, Inc.	1,600	32,112
		1,012,647
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	2,600	128,570
Molex, Inc.	400	9,764
		138,334
Electronics — 1.0%
Agilent Technologies, Inc.(a)	1,100	39,094
Applera Corp. Applied Biosystems Group	700	23,436
Jabil Circuit, Inc.	100	1,641
PerkinElmer, Inc.	1,100	30,635

	Number of Shares	Value
Thermo Fisher Scientific, Inc.(a)	3,100	$172,763
Tyco Electronics Ltd.	750	26,865
		294,434
Engineering & Construction — 0.5%
Fluor Corp.(a)	700	130,256
Jacobs Engineering Group, Inc.(a)	100	8,070
		138,326
Environmental Controls — 0.4%
Allied Waste Industries, Inc.(a)	1,400	17,668
Waste Management, Inc.	2,700	101,817
		119,485
Foods — 1.6%
General Mills, Inc.	1,000	60,770
Heinz (H.J.) Co.	600	28,710
The Hershey Co.	300	9,834
Kellogg Co.	500	24,010
Kraft Foods, Inc. Class A	4,400	125,180
The Kroger Co.	1,900	54,853
McCormick & Co., Inc.	400	14,264
Safeway, Inc.	1,300	37,115
SuperValu, Inc.	600	18,534
Sysco Corp.	1,700	46,767
Wrigley (Wm.) Jr. Co.	700	54,446
		474,483
Forest Products & Paper — 0.1%
International Paper Co.	100	2,330
MeadWestvaco Corp.	500	11,920
Weyerhaeuser Co.	100	5,114
		19,364
Gas — 0.2%
NiSource, Inc.	700	12,544
Sempra Energy	800	45,160
		57,704
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	200	11,502
The Stanley Works	200	8,966
		20,468
Health Care – Products — 2.9%
Boston Scientific Corp.(a)	7,600	93,404
C.R. Bard, Inc.	200	17,590
Johnson & Johnson	9,450	608,013
Medtronic, Inc.	800	41,400
St. Jude Medical, Inc.(a)	1,000	40,880
Zimmer Holdings, Inc.(a)	500	34,025
		835,312

	Number of Shares	Value
Health Care – Services — 0.9%
Aetna, Inc.	2,700	$109,431
Cigna Corp.	600	21,234
Coventry Health Care, Inc.(a)	350	10,647
Humana, Inc.(a)	200	7,954
Quest Diagnostics, Inc.	700	33,929
UnitedHealth Group, Inc.	2,300	60,375
WellPoint, Inc.(a)	600	28,596
		272,166
Holding Company – Diversified — 0.0%
Leucadia National Corp.	300	14,082
Home Builders — 0.4%
Centex Corp.	2,000	26,740
D.R. Horton, Inc.	700	7,595
KB Home	300	5,079
Lennar Corp. Class A	5,200	64,168
Pulte Homes, Inc.	400	3,852
		107,434
Household Products — 0.4%
Avery Dennison Corp.	200	8,786
The Clorox Co.	400	20,880
Fortune Brands, Inc.	400	24,964
Kimberly-Clark Corp.	800	47,824
		102,454
Insurance — 5.2%
ACE Ltd.	2,100	115,689
AFLAC, Inc.	2,300	144,440
Allstate Corp.	1,400	63,826
American International Group, Inc.	4,000	105,840
Aon Corp.	1,000	45,940
Assurant, Inc.	800	52,768
Chubb Corp.	2,300	112,723
Cincinnati Financial Corp.	720	18,288
Genworth Financial, Inc. Class A	1,100	19,591
The Hartford Financial Services Group, Inc.	800	51,656
Lincoln National Corp.	669	30,319
Loews Corp.	900	42,210
Marsh & McLennan Cos., Inc.	1,300	34,515
Metlife, Inc.	4,300	226,911
Principal Financial Group, Inc.	600	25,182
The Progressive Corp.	1,600	29,952
Prudential Financial, Inc.	1,100	65,714
Safeco Corp.	800	53,728
Torchmark Corp.	500	29,325
The Travelers Cos., Inc.	3,830	166,222

(Continued)

The accompanying notes are an integral part of the financial statements.

10

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unum Group	2,200	$44,990
XL Capital Ltd. Class A	500	10,280
		1,490,109
Internet — 1.5%
Amazon.com, Inc.(a)	100	7,333
eBay, Inc.(a)	2,800	76,524
Expedia, Inc.(a)	400	7,352
Google, Inc. Class A(a)	300	157,926
IAC/InterActiveCorp(a)	500	9,640
Symantec Corp.(a)	4,600	89,010
VeriSign, Inc.(a)	600	22,680
Yahoo!, Inc.(a)	3,600	74,376
		444,841
Investment Companies — 0.1%
American Capital Strategies Ltd.	600	14,262
Iron & Steel — 0.7%
Allegheny Technologies, Inc.	100	5,928
Nucor Corp.	1,300	97,071
United States Steel Corp.	500	92,390
		195,389
Lodging — 0.1%
Marriott International, Inc. Class A	100	2,624
Starwood Hotels & Resorts Worldwide, Inc.	500	20,035
		22,659
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	2,000	147,640
Machinery – Diversified — 0.6%
Cummins, Inc.	1,300	85,176
Deere & Co.	1,100	79,343
Rockwell Automation, Inc.	100	4,373
		168,892
Manufacturing — 3.9%
Cooper Industries Ltd. Class A	300	11,850
Danaher Corp.	900	69,570
Dover Corp.	1,200	58,044
Eastman Kodak Co.	100	1,443
Eaton Corp.	600	50,982
General Electric Co.	18,450	492,431
Honeywell International, Inc.	2,400	120,672
Illinois Tool Works, Inc.	1,300	61,763
Ingersoll-Rand Co. Ltd. Class A	823	30,805
ITT Corp.	500	31,665
Leggett & Platt, Inc.	800	13,416
Parker Hannifin Corp.	1,100	78,452
Textron, Inc.	700	33,551
Tyco International Ltd.	1,650	66,066
		1,120,710

	Number of Shares	Value
Media — 3.0%
CBS Corp. Class B	3,300	$64,317
Clear Channel Communications, Inc.	1,300	45,760
Comcast Corp. Class A	7,200	136,584
The DIRECTV Group, Inc.(a)	2,000	51,820
Gannett Co., Inc.	700	15,169
The McGraw-Hill Cos., Inc.	100	4,012
Meredith Corp.	200	5,658
News Corp. Class A	5,700	85,728
The Scripps (E.W.) Co. Class A	200	8,308
Time Warner, Inc.	8,850	130,980
Viacom, Inc. Class B(a)	1,600	48,864
The Walt Disney Co.	8,900	277,680
		874,880
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	100	9,637
Mining — 1.0%
Alcoa, Inc.	1,000	35,620
Freeport-McMoRan Copper & Gold, Inc.	2,269	265,904
		301,524
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	700	23,870
Xerox Corp.	2,100	28,476
		52,346
Oil & Gas — 13.5%
Anadarko Petroleum Corp.	2,400	179,616
Apache Corp.	1,700	236,300
Chesapeake Energy Corp.	600	39,576
Chevron Corp.	6,021	596,862
ConocoPhillips Co.	5,132	484,409
Devon Energy Corp.	1,900	228,304
ENSCO International, Inc.	600	48,444
EOG Resources, Inc.	500	65,600
Exxon Mobil Corp.	13,100	1,154,503
Hess Corp.	600	75,714
Marathon Oil Corp.	1,400	72,618
Murphy Oil Corp.	400	39,220
Nabors Industries Ltd.(a)	900	44,307
Noble Corp.	900	58,464
Noble Energy, Inc.	900	90,504
Occidental Petroleum Corp.	3,800	341,468
Questar Corp.	200	14,208
Southwestern Energy Co.(a)	300	14,283
Sunoco, Inc.	300	12,207
Valero Energy Corp.	1,100	45,298
XTO Energy, Inc.	1,000	68,510
		3,910,415

	Number of Shares	Value
Oil & Gas Services — 2.1%
BJ Services Co.	100	$3,194
Cameron International Corp.(a)	100	5,535
Halliburton Co.	3,300	175,131
National Oilwell Varco, Inc.(a)	1,400	124,208
Schlumberger Ltd.	1,200	128,916
Transocean, Inc.(a)	1,100	167,629
		604,613
Packaging & Containers — 0.1%
Ball Corp.	400	19,096
Bemis Co., Inc.	400	8,968
Pactiv Corp.(a)	300	6,369
		34,433
Pharmaceuticals — 5.0%
Allergan, Inc.	500	26,025
AmerisourceBergen Corp.	800	31,992
Cardinal Health, Inc.	1,000	51,580
Eli Lilly & Co.	3,000	138,480
Express Scripts, Inc.(a)	1,400	87,808
Forest Laboratories, Inc.(a)	1,000	34,740
Gilead Sciences, Inc.(a)	1,600	84,720
Hospira, Inc.(a)	500	20,055
King Pharmaceuticals, Inc.(a)	800	8,376
Medco Health Solutions, Inc.(a)	1,500	70,800
Merck & Co., Inc.	11,300	425,897
Pfizer, Inc.	21,600	377,352
Watson Pharmaceuticals, Inc.(a)	2,800	76,076
		1,433,901
Pipelines — 0.6%
El Paso Corp.	2,700	58,698
Spectra Energy Corp.	1,500	43,110
The Williams Cos., Inc.	1,800	72,558
		174,366
Real Estate Investment Trusts (REITS) — 0.9%
Boston Properties, Inc.	300	27,066
Developers Diversified Realty Corp.	300	10,413
Equity Residential	1,300	49,751
HCP, Inc.	600	19,086
Host Hotels & Resorts, Inc.	1,600	21,840
Kimco Realty Corp.	400	13,808
Prologis	1,000	54,350
Public Storage	200	16,158
Vornado Realty Trust	400	35,200
		247,672

(Continued)

The accompanying notes are an integral part of the financial statements.

11

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.1%
Abercrombie & Fitch Co. Class A	500	$31,340
AutoNation, Inc.(a)	500	5,010
AutoZone, Inc.(a)	300	36,303
Best Buy Co., Inc.	1,050	41,580
Big Lots, Inc.(a)	2,100	65,604
Costco Wholesale Corp.	1,200	84,168
CVS Caremark Corp.	3,737	147,873
Darden Restaurants, Inc.	400	12,776
Family Dollar Stores, Inc.	400	7,976
GameStop Corp. Class A(a)	600	24,240
The Gap, Inc.	3,000	50,010
The Home Depot, Inc.	4,500	105,390
J.C. Penney Co., Inc.	100	3,629
Jones Apparel Group, Inc.	2,400	33,000
Kohl's Corp.(a)	100	4,004
Limited Brands, Inc.	900	15,165
Lowe's Cos., Inc.	100	2,075
Macy's, Inc.	1,186	23,032
McDonald's Corp.	3,500	196,770
Nordstrom, Inc.	100	3,030
Office Depot, Inc.(a)	100	1,094
Polo Ralph Lauren Corp.	100	6,278
RadioShack Corp.	800	9,816
Staples, Inc.	1,100	26,125
The TJX Cos., Inc.	2,900	91,263
Wal-Mart Stores, Inc.	7,050	396,210
Walgreen Co.	100	3,251
Yum! Brands, Inc.	1,600	56,144
		1,483,156
Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	2,500	41,700
Sovereign Bancorp, Inc.	1,000	7,360
Washington Mutual, Inc.	1,681	8,287
		57,347
Semiconductors — 3.3%
Advanced Micro Devices, Inc.(a)	100	583
Altera Corp.	1,100	22,770
Analog Devices, Inc.	1,400	44,478
Applied Materials, Inc.	5,100	97,359
Broadcom Corp. Class A(a)	700	19,103
Intel Corp.	13,750	295,350
KLA-Tencor Corp.	300	12,213
Linear Technology Corp.	700	22,799
LSI Corp.(a)	1,900	11,666
MEMC Electronic Materials, Inc.(a)	600	36,924
Micron Technology, Inc.(a)	200	1,200

	Number of Shares	Value
National Semiconductor Corp.	2,700	$55,458
Novellus Systems, Inc.(a)	300	6,357
Nvidia Corp.(a)	50	936
QLogic Corp.(a)	4,300	62,737
Texas Instruments, Inc.	8,100	228,096
Xilinx, Inc.	1,000	25,250
		943,279
Software — 4.2%
Adobe Systems, Inc.(a)	2,900	114,231
Autodesk, Inc.(a)	600	20,286
BMC Software, Inc.(a)	1,200	43,200
CA, Inc.	106	2,448
Citrix Systems, Inc.(a)	600	17,646
Compuware Corp.(a)	6,300	60,102
Electronic Arts, Inc.(a)	100	4,443
Fiserv, Inc.(a)	400	18,148
IMS Health, Inc.	500	11,650
Intuit, Inc.(a)	900	24,813
Microsoft Corp.	19,650	540,571
Oracle Corp.(a)	16,631	349,251
		1,206,789
Telecommunications — 4.8%
American Tower Corp. Class A(a)	100	4,225
AT&T, Inc.	15,425	519,668
CenturyTel, Inc.	700	24,913
Cisco Systems, Inc.(a)	16,050	373,323
Citizens Communications Co.	100	1,134
Corning, Inc.	200	4,610
Embarq Corp.	474	22,406
Juniper Networks, Inc.(a)	1,700	37,706
Qualcomm, Inc.	2,200	97,614
Qwest Communications International, Inc.	4,500	17,685
Sprint Nextel Corp.	300	2,850
Verizon Communications, Inc.	7,700	272,580
Windstream Corp.	1,800	22,212
		1,400,926
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	500	17,860
Mattel, Inc.	100	1,712
		19,572
Transportation — 1.9%
Burlington Northern Santa Fe Corp.	1,000	99,890
C.H. Robinson Worldwide, Inc.	700	38,388
CSX Corp.	3,100	194,711
FedEx Corp.	100	7,879
Norfolk Southern Corp.	1,200	75,204

	Number of Shares	Value
Ryder System, Inc.	900	$61,992
Union Pacific Corp.	1,000	75,500
		553,564
TOTAL COMMON STOCK (Cost $30,907,869)		28,908,801
TOTAL EQUITIES (Cost $30,907,869)		28,908,801
TOTAL LONG-TERM INVESTMENTS (Cost $30,907,869)		28,908,801
	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$8,211	8,211
TOTAL SHORT-TERM INVESTMENTS (Cost $8,211)		8,211
TOTAL INVESTMENTS — 100.1% (Cost $30,916,080)(c)		28,917,012
Other Assets/ (Liabilities) — (0.1)%		(23,060)
NET ASSETS — 100.0%		$28,893,952

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $8,211. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 12/15/34, and an aggregate market value, including accrued interest, of $10,402.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Advertising — 0.2%
Gaiam, Inc. Class A(a)	850	$11,504
Getty Images, Inc.(a)	2,930	99,415
Greenfield Online, Inc.(a)	2,830	42,224
Harte-Hanks, Inc.	3,090	35,380
Marchex, Inc. Class B	1,140	14,045
		202,568
Aerospace & Defense — 1.5%
Aerovironment, Inc.(a)	570	15,493
Argon ST, Inc.(a)	680	16,864
BE Aerospace, Inc.(a)	2,550	59,390
Cubic Corp.	4,330	96,472
Curtiss-Wright Corp.	1,140	51,004
DRS Technologies, Inc.	4,240	333,773
Ducommun, Inc.(a)	1,360	31,226
Esterline Technologies Corp.(a)	4,990	245,807
HEICO Corp.	1,810	58,897
Kaman Corp.	172	3,915
Teledyne Technologies, Inc.(a)	2,790	136,124
TransDigm Group, Inc.(a)	1,160	38,964
Triumph Group, Inc.	4,190	197,349
		1,285,278
Agriculture — 0.4%
Agria Corp. Sponsored ADR (Cayman Islands)(a)	700	2,996
Tejon Ranch Co.(a)	180	6,491
Universal Corp.	6,050	273,581
Vector Group Ltd.	2,027	32,695
		315,763
Airlines — 0.2%
Allegiant Travel Co.(a)	90	1,673
Hawaiian Holdings, Inc.(a)	8,550	59,423
Republic Airways Holdings, Inc.(a)	4,340	37,584
SkyWest, Inc.	7,120	90,068
		188,748
Apparel — 1.0%
Carter's, Inc.(a)	4,460	61,637
Deckers Outdoor Corp.(a)	740	103,008
Maidenform Brands, Inc.(a)	1,390	18,765
Perry Ellis International, Inc.(a)	3,180	67,480

	Number of Shares	Value
Skechers U.S.A., Inc. Class A(a)	3,380	$66,789
Timberland Co. Class A(a)	920	15,042
True Religion Apparel, Inc.(a)	2,360	62,894
The Warnaco Group, Inc.(a)	5,700	251,199
Wolverine World Wide, Inc.	9,342	249,151
		895,965
Auto Manufacturers — 0.1%
Navistar International Corp.(a)	500	32,910
Oshkosh Corp.	1,200	24,828
		57,738
Automotive & Parts — 0.8%
American Axle & Manufacturing Holdings, Inc.	9,600	76,704
Amerigon, Inc.(a)	300	2,133
ArvinMeritor, Inc.	2,230	27,830
ATC Technology Corp.(a)	1,709	39,786
Autoliv, Inc.	2,520	117,482
BorgWarner, Inc.	200	8,876
Commercial Vehicle Group, Inc.(a)	380	3,553
Cooper Tire & Rubber Co.	3,650	28,616
Exide Technologies(a)	4,020	67,375
Fuel Systems Solutions, Inc.(a)	989	38,077
Lear Corp.(a)	10,493	148,791
Tenneco, Inc.(a)	5,319	71,966
Titan International, Inc.	1,000	35,620
TRW Automotive Holdings Corp.(a)	3,110	57,442
WABCO Holdings, Inc.	200	9,292
		733,543
Banks — 2.0%
BancFirst Corp.	290	12,412
Banco Latinoamericano de Exportaciones SA Class E	980	15,866
Bank Mutual Corp.	2,580	25,903
Chemical Financial Corp.	1,210	24,684
City Holding Co.	1,973	80,439
Community Bank System, Inc.	4,500	92,790
Community Trust Bancorp, Inc.	670	17,594
Encore Bancshares, Inc.(a)	700	10,955

	Number of Shares	Value
First Community Bancshares, Inc.	410	$11,562
First Financial Bancorp	1,220	11,224
First Horizon National Corp.	9,400	69,842
First Merchants Corp.	1,390	25,229
FirstMerit Corp.	1,830	29,847
Frontier Financial Corp.	2,550	21,726
Harleysville National Corp.	100	1,116
IBERIABANK Corp.	170	7,560
Independent Bank Corp.	400	9,536
International Bancshares Corp.	1,940	41,458
MainSource Financial Group, Inc.	380	5,890
National Penn Bancshares, Inc.	4,640	61,619
NBT Bancorp, Inc.	2,850	58,738
Old National Bancorp	7,490	106,807
Oriental Financial Group, Inc.	3,050	43,493
Pacific Capital Bancorp	9,320	128,430
Park National Corp.	490	26,411
Popular, Inc.	7,930	52,259
Porter Bancorp., Inc.	210	3,152
Renasant Corp.	370	5,450
S&T Bancorp, Inc.	270	7,846
Signature Bank(a)	200	5,152
Simmons First National Corp. Class A	670	18,740
Southside Bancshares, Inc.	740	13,646
Sterling Bancorp	2,800	33,460
Susquehanna Bancshares, Inc.	6,770	92,681
SVB Financial Group(a)	1,980	95,258
TCF Financial Corp.	12,620	151,819
Tompkins Financial Corp.	550	20,460
UMB Financial Corp.	470	24,097
Webster Financial Corp.	7,240	134,664
WesBanco, Inc.	2,310	39,616
Westamerica Bancorporation	2,140	112,543
Wilmington Trust Corp.	500	13,220
Wintrust Financial Corp.	980	23,373
		1,788,567
Beverages — 0.2%
Boston Beer Co., Inc. Class A(a)	790	32,137
Coca-Cola Enterprises, Inc.	1,380	23,874

(Continued)

The accompanying notes are an integral part of the financial statements.

13

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Green Mountain Coffee Roasters, Inc.(a)	1,540	$57,858
The Pepsi Bottling Group, Inc.	1,050	29,316
		143,185
Biotechnology — 0.7%
American Oriental Bioengineering, Inc.(a)	13,070	129,001
CryoLife, Inc.(a)	2,490	28,486
Enzo Biochem, Inc.(a)	440	4,937
Enzon Pharmaceuticals, Inc.(a)	6,120	43,574
Illumina, Inc.(a)	790	68,817
Invitrogen Corp.(a)	1,200	47,112
Martek Biosciences Corp.(a)	7,960	268,331
Momenta Pharmaceuticals, Inc.(a)	840	10,332
Myriad Genetics, Inc.(a)	200	9,104
RXi Pharmaceuticals Corp.(a)	348	2,784
		612,478
Building Materials — 0.7%
Aaon, Inc.	1,090	20,993
Apogee Enterprises, Inc.	2,820	45,571
Comfort Systems USA, Inc.	8,304	111,606
Drew Industries, Inc.(a)	1,970	31,422
Gibraltar Industries, Inc.	620	9,901
Lennox International, Inc.	6,840	198,086
LSI Industries, Inc.	1,170	9,500
NCI Building Systems, Inc.(a)	3,450	126,719
Quanex Building Products Corp.	5,718	84,970
Universal Forest Products, Inc.	380	11,385
		650,153
Chemicals — 3.7%
Arch Chemicals, Inc.	4,160	137,904
Balchem Corp.	220	5,089
Celanese Corp. Class A	400	18,264
CF Industries Holdings, Inc.	2,120	323,936
Chemtura Corp.	16,720	97,645
Cytec Industries, Inc.	980	53,469
Ferro Corp.	4,430	83,107
H.B. Fuller Co.	6,050	135,762
Hercules, Inc.	15,320	259,367
ICO, Inc.(a)	3,340	20,107
Innophos Holdings, Inc.	2,950	94,252
Innospec, Inc.	2,640	49,685

	Number of Shares	Value
Landec Corp.(a)	2,110	$13,652
Minerals Technologies, Inc.	3,590	228,288
NewMarket Corp.	3,210	212,598
Nova Chemicals Corp.	5,440	134,205
Olin Corp.	11,390	298,190
OM Group, Inc.(a)	5,306	173,984
Penford Corp.	160	2,381
PolyOne Corp.(a)	7,108	49,543
Quaker Chemical Corp.	810	21,595
Rockwood Holdings, Inc.(a)	100	3,480
RPM International, Inc.	3,490	71,894
Schulman (A.), Inc.	2,680	61,720
Sensient Technologies Corp.	6,484	182,589
ShengdaTech, Inc.(a)	1,470	14,597
Stepan Co.	990	45,164
Terra Industries, Inc.	4,940	243,789
Valhi, Inc.	200	5,450
The Valspar Corp.	7,820	147,876
Westlake Chemical Corp.	3,469	51,549
Zep, Inc.	3,284	48,866
		3,289,997
Coal — 0.9%
Alpha Natural Resources, Inc.(a)	2,340	244,039
Massey Energy Co.	4,380	410,625
Walter Industries, Inc.	1,370	149,015
		803,679
Commercial Services — 6.4%
Aaron Rents, Inc.	890	19,874
ABM Industries, Inc.	2,470	54,958
Administaff, Inc.	4,539	126,593
The Advisory Board Co.(a)	150	5,900
Albany Molecular Research, Inc.(a)	2,590	34,369
AMN Healthcare Services, Inc.(a)	1,450	24,534
Avis Budget Group, Inc.(a)	10,330	86,462
Bankrate, Inc.(a)	970	37,898
Bowne & Co., Inc.	4,200	53,550
Capella Education Co.(a)	1,011	60,306
CBIZ, Inc.(a)	7,880	62,646
CDI Corp.	2,420	61,565
Chemed Corp.	1,640	60,040
ChoicePoint, Inc.(a)	3,480	167,736
Coinstar, Inc.(a)	2,790	91,261
Consolidated Graphics, Inc.(a)	2,180	107,409
Convergys Corp.(a)	16,713	248,355
Cornell Cos., Inc.(a)	2,160	52,078

	Number of Shares	Value
Corvel Corp.(a)	590	$19,983
CRA International, Inc.(a)	560	20,244
Cross Country Healthcare, Inc.(a)	650	9,367
Deluxe Corp.	10,530	187,645
DeVry, Inc.	2,930	157,107
Donnelley (R.R.) & Sons Co.	4,620	137,168
DynCorp International, Inc.(a)	6,230	94,384
Emergency Medical Services Corp. Class A(a)	970	21,951
Exponent, Inc.(a)	3,260	102,397
First Advantage Corp. Class A(a)	590	9,352
Forrester Research, Inc.(a)	1,390	42,923
FTI Consulting, Inc.(a)	300	20,538
Gartner, Inc.(a)	7,492	155,234
Global Cash Access Holdings, Inc.(a)	2,040	13,994
Healthspring, Inc.(a)	11,990	202,391
Heartland Payment Systems, Inc.	3,260	76,936
Hertz Global Holdings, Inc.(a)	6,930	66,528
Hewitt Associates, Inc. Class A(a)	4,370	167,502
Hill International, Inc.(a)	2,840	46,690
Hillenbrand, Inc.	200	4,280
HMS Holdings Corp.(a)	160	3,435
Hudson Highland Group, Inc.(a)	2,520	26,384
ICF International, Inc.(a)	2,330	38,725
Integrated Electrical Services, Inc.(a)	1,130	19,436
K12, Inc.(a)	100	2,143
Kelly Services, Inc. Class A	1,980	38,273
Korn/Ferry International(a)	8,229	129,442
Landauer, Inc.	1,200	67,488
Learning Tree International, Inc.(a)	80	1,368
Manpower, Inc.	2,102	122,420
Maximus, Inc.	2,740	95,407
Mcgrath Rentcorp	570	14,016
Monro Muffler Brake, Inc.	370	5,731
MPS Group, Inc.(a)	16,046	170,569
Navigant Consulting, Inc.(a)	5,470	106,993
Net 1 UEPS Technologies, Inc.(a)	6,100	148,230
PAREXEL International Corp.(a)	5,868	154,387
Pharmaceutical Product Development, Inc.	870	37,323

(Continued)

The accompanying notes are an integral part of the financial statements.

14

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PHH Corp.(a)	4,794	$73,588
The Providence Service Corp.(a)	690	14,566
Rent-A-Center, Inc.(a)	9,230	189,861
Resources Connection, Inc.	3,850	78,348
Robert Half International, Inc.	4,970	119,131
Rollins, Inc.	6,145	91,069
SAIC, Inc.(a)	840	17,480
Service Corp. International	6,390	63,005
Spherion Corp.(a)	4,009	18,522
Standard Parking Corp.(a)	450	8,190
Steiner Leisure Ltd.(a)	861	24,409
Stewart Enterprises, Inc. Class A	7,380	53,136
Strayer Education, Inc.	100	20,907
Team, Inc.(a)	1,750	60,060
TeleTech Holdings, Inc.(a)	5,270	105,189
TrueBlue, Inc.(a)	9,030	119,286
United Rentals, Inc.(a)	13,360	261,990
Viad Corp.	4,505	116,184
Volt Information Sciences, Inc.(a)	88	1,048
Watson Wyatt Worldwide, Inc. Class A	2,380	125,878
Wright Express Corp.(a)	1,120	27,776
		5,683,541
Computers — 3.0%
3PAR, Inc.(a)	1,200	9,408
Affiliated Computer Services, Inc. Class A(a)	2,440	130,516
Ansoft Corp.(a)	1,167	42,479
Brocade Communications Systems, Inc.(a)	20,910	172,299
CACI International, Inc. Class A(a)	3,270	149,668
Cadence Design Systems, Inc.(a)	11,450	115,645
Ciber, Inc.(a)	8,056	50,028
Computer Sciences Corp.(a)	2,560	119,910
COMSYS IT Partners, Inc.(a)	1,010	9,211
Electronic Data Systems Corp.	1,410	34,742
Electronics for Imaging, Inc.(a)	3,620	52,852
Furmanite Corp.(a)	390	3,112
Imation Corp.	3,160	72,427
Integral Systems, Inc.	990	38,313
InterVoice, Inc.(a)	1,240	7,068
Jack Henry & Associates, Inc.	980	21,207

	Number of Shares	Value
Lexmark International, Inc. Class A(a)	3,930	$131,380
Manhattan Associates, Inc.(a)	3,180	75,461
Mentor Graphics Corp.(a)	5,950	94,010
MICROS Systems, Inc.(a)	1,106	33,722
MTS Systems Corp.	1,502	53,892
NCR Corp.(a)	6,140	154,728
Ness Technologies, Inc.(a)	20	202
Netezza Corp.(a)	2,150	24,682
Netscout Systems, Inc.(a)	2,380	25,418
Perot Systems Corp. Class A(a)	5,560	83,456
Radiant Systems, Inc.(a)	3,660	39,272
SanDisk Corp.(a)	970	18,139
Seagate Technology	8,910	170,448
Silicon Storage Technology, Inc.(a)	3,250	9,003
STEC, Inc.(a)	7,070	72,609
Stratasys, Inc.(a)	770	14,214
SYKES Enterprises, Inc.(a)	5,303	100,015
Synaptics, Inc.(a)	5,610	211,665
Syntel, Inc.	770	25,964
Western Digital Corp.(a)	7,180	247,926
Xyratex Ltd.(a)	1,480	24,642
		2,639,733
Cosmetics & Personal Care — 0.3%
Chattem, Inc.(a)	3,210	208,811
Elizabeth Arden, Inc.(a)	1,580	23,984
Inter Parfums, Inc.	1,905	28,575
		261,370
Distribution & Wholesale — 1.5%
Beacon Roofing Supply, Inc.(a)	860	9,125
Chindex International, Inc.(a)	1,185	17,384
Core-Mark Holding Co., Inc.(a)	330	8,646
Fossil, Inc.(a)	2,560	74,419
Houston Wire & Cable Co.	2,220	44,178
Ingram Micro, Inc. Class A(a)	1,470	26,092
LKQ Corp.(a)	4,690	84,748
Owens & Minor, Inc.	7,040	321,658
ScanSource, Inc.(a)	1,500	40,140
Tech Data Corp.(a)	6,070	205,712
United Stationers, Inc.(a)	4,049	149,611
Watsco, Inc.	1,240	51,832
WESCO International, Inc.(a)	7,550	302,302
		1,335,847

	Number of Shares	Value
Diversified Financial — 1.4%
Advanta Corp. Class B	4,041	$25,418
AmeriCredit Corp.(a)	2,920	25,170
Asset Acceptance Capital Corp.	1,520	18,574
Discover Financial Services	9,450	124,456
Encore Capital Group, Inc.(a)	120	1,060
Federal Agricultural Mortgage Corp. Class C	633	15,686
Financial Federal Corp.	2,920	64,123
GAMCO Investors, Inc. Class A	1,580	78,400
Interactive Brokers Group, Inc.(a)	150	4,819
Invesco Ltd.	5,070	121,579
Knight Capital Group, Inc. Class A(a)	17,490	314,470
MarketAxess Holdings, Inc.(a)	1,280	9,677
National Financial Partners Corp.	2,470	48,955
optionsXpress Holdings, Inc.	4,190	93,605
Portfolio Recovery Associates, Inc.(a)	980	36,750
Stifel Financial Corp.(a)	610	20,978
SWS Group, Inc.	1,559	25,895
TD Ameritrade Holding Corp.(a)	4,810	87,013
US Global Investors, Inc. Class A	660	11,055
Waddell & Reed Financial, Inc. Class A	40	1,400
World Acceptance Corp.(a)	2,740	92,256
		1,221,339
Electric — 0.8%
Alliant Energy Corp.	580	19,871
Avista Corp.	4,370	93,780
DPL, Inc.	1,660	43,791
El Paso Electric Co.(a)	2,410	47,718
Hawaiian Electric Industries, Inc.	1,230	30,418
Integrys Energy Group, Inc.	1,460	74,212
Mirant Corp.(a)	4,560	178,524
Otter Tail Corp.	510	19,803
Pike Electric Corp.(a)	1,300	21,593
Reliant Energy, Inc.(a)	4,890	104,010
UIL Holdings Corp.	1,200	35,292
Unisource Energy Corp.	1,570	48,686
		717,698

(Continued)

The accompanying notes are an integral part of the financial statements.

15

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 1.3%
Advanced Energy Industries, Inc.(a)	4,056	$55,567
Belden, Inc.	6,683	226,420
Encore Wire Corp.	2,710	57,425
Graftech International Ltd.(a)	15,210	408,084
Insteel Industries, Inc.	1,670	30,578
Littelfuse, Inc.(a)	1,875	59,156
Molex, Inc.	4,350	106,183
Powell Industries, Inc.(a)	1,700	85,697
Superior Essex, Inc.(a)	1,860	83,012
Valence Technology, Inc.(a)	3,730	16,524
Vicor Corp.	1,313	13,104
		1,141,750
Electronics — 4.6%
Amphenol Corp. Class A	2,590	116,239
Analogic Corp.	3,380	213,177
Arrow Electronics, Inc.(a)	4,370	134,246
Avnet, Inc.(a)	4,260	116,213
AVX Corp.	3,310	37,436
Axsys Technologies, Inc.(a)	1,480	77,019
Badger Meter, Inc.	2,670	134,915
Bel Fuse, Inc. Class A	800	22,400
Benchmark Electronics, Inc.(a)	10,400	169,936
Brady Corp. Class A	2,710	93,576
Checkpoint Systems, Inc.(a)	5,164	107,824
Cogent, Inc.(a)	2,040	23,195
Coherent, Inc.(a)	990	29,591
CTS Corp.	5,252	52,783
Dionex Corp.(a)	1,770	117,475
Electro Scientific Industries, Inc.(a)	1,940	27,490
Excel Technology, Inc.(a)	330	7,366
Faro Technologies, Inc.(a)	220	5,537
FEI Co.(a)	4,820	109,800
FLIR Systems, Inc.(a)	2,470	100,208
Gentex Corp.	5,900	85,196
II-VI, Inc.(a)	1,500	52,380
Measurement Specialties, Inc.(a)	120	2,111
Methode Electronics, Inc.	3,470	36,261
Multi-Fineline Electronix, Inc.(a)	3,570	98,782
NAM TAI Electronics, Inc.	1,590	20,797
National Instruments Corp.	4,750	134,757
Newport Corp.(a)	700	7,973
OSI Systems, Inc.(a)	1,150	24,633
Park Electrochemical Corp.	1,790	43,515
PerkinElmer, Inc.	1,270	35,370
Plexus Corp.(a)	9,650	267,112

	Number of Shares	Value
Rofin-Sinar Technologies, Inc.(a)	7,184	$216,957
Rogers Corp.(a)	1,820	68,414
Sanmina-SCI Corp.(a)	17,020	21,786
Stoneridge, Inc.(a)	3,050	52,033
Technitrol, Inc.	5,750	97,692
Thomas & Betts Corp.(a)	4,430	167,675
Trimble Navigation Ltd.(a)	3,270	116,739
TTM Technologies, Inc.(a)	8,480	112,021
Varian, Inc.(a)	4,110	209,857
Vishay Intertechnology, Inc.(a)	15,390	136,509
Watts Water Technologies, Inc. Class A	2,390	59,511
Woodward Governor Co.	8,984	320,369
		4,084,876
Energy – Alternate Sources — 0.1%
Canadian Hydro Developers, Inc.(a)	6,400	33,613
VeraSun Energy Corp.(a)	6,090	25,152
		58,765
Engineering & Construction — 1.1%
Aecom Technology Corp.(a)	3,230	105,072
Dycom Industries, Inc.(a)	2,990	43,415
Emcor Group, Inc.(a)	9,644	275,143
ENGlobal Corp.(a)	490	6,978
Granite Construction, Inc.	2,170	68,420
Insituform Technologies, Inc. Class A(a)	2,230	33,963
KBR, Inc.	3,910	136,498
Layne Christensen Co.(a)	1,690	74,005
Michael Baker Corp.(a)	990	21,661
Perini Corp.(a)	3,560	117,658
Stanley, Inc.(a)	2,120	71,062
		953,875
Entertainment — 0.3%
Bally Technologies, Inc.(a)	1,800	60,840
Churchill Downs, Inc.	280	9,764
DreamWorks Animation SKG, Inc. Class A(a)	3,950	117,750
International Speedway Corp. Class A	1,580	61,667
Speedway Motorsports, Inc.	1,140	23,233
Steinway Musical Instruments, Inc.(a)	150	3,960
Warner Music Group Corp.	1,260	8,996
		286,210
Environmental Controls — 1.1%
American Ecology Corp.	2,900	85,637
Calgon Carbon Corp.(a)	7,330	113,322

	Number of Shares	Value
Clean Harbors, Inc.(a)	2,890	$205,363
Darling International, Inc.(a)	14,830	244,992
Metalico, Inc.(a)	3,490	61,145
Mine Safety Appliances Co.	3,110	124,369
Nalco Holding Co.	3,770	79,735
TETRA Technologies, Inc.(a)	738	16,693
Waste Connections, Inc.(a)	2,030	64,818
		996,074
Foods — 1.1%
Arden Group, Inc. Class A	150	19,011
Chiquita Brands International, Inc.(a)	9,880	149,880
Del Monte Foods Co.	13,860	98,406
Diamond Foods, Inc.	1,320	30,413
Flowers Foods, Inc.	7,221	204,643
Fresh Del Monte Produce, Inc.(a)	6,960	164,047
Ingles Markets, Inc. Class A	946	22,070
J&J Snack Foods Corp.	110	3,015
Nash Finch Co.	1,550	53,119
Spartan Stores, Inc.	2,540	58,420
TreeHouse Foods, Inc.(a)	1,270	30,810
Tyson Foods, Inc. Class A	7,010	104,729
		938,563
Forest Products & Paper — 0.4%
Buckeye Technologies, Inc.(a)	2,170	18,358
Deltic Timber Corp.	460	24,615
Glatfelter	4,740	64,037
Mercer International, Inc.(a)	480	3,590
Rock-Tenn Co. Class A	8,246	247,298
Schweitzer-Mauduit International, Inc.	890	14,996
Wausau Paper Corp.	1,670	12,876
		385,770
Gas — 0.8%
The Laclede Group, Inc.	2,980	120,303
New Jersey Resources Corp.	840	27,426
Northwest Natural Gas Co.	3,840	177,638
Piedmont Natural Gas Co., Inc.	1,600	41,856
South Jersey Industries, Inc.	170	6,351
Southwest Gas Corp.	705	20,960
WGL Holdings, Inc.	8,910	309,533
		704,067

(Continued)

The accompanying notes are an integral part of the financial statements.

16

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	990	$77,913
Regal-Beloit Corp.	5,000	211,250
Snap-on, Inc.	1,930	100,379
		389,542
Health Care – Products — 1.3%
Abaxis, Inc.(a)	1,300	31,369
American Medical Systems Holdings, Inc.(a)	1,080	16,146
CONMED Corp.(a)	3,840	101,952
Cyberonics, Inc.(a)	1,120	24,304
Datascope Corp.	1,350	63,450
Edwards Lifesciences Corp.(a)	1,060	65,763
Exactech, Inc.(a)	370	9,513
Hanger Orthopedic Group, Inc.(a)	2,560	42,214
Hillenbrand Industries, Inc.	4,270	115,205
IRIS International, Inc.(a)	390	6,104
Kensey Nash Corp.(a)	1,540	49,357
Luminex Corp.(a)	3,800	78,090
Meridian Bioscience, Inc.	2,170	58,416
Merit Medical Systems, Inc.(a)	2,690	39,543
Natus Medical, Inc.(a)	400	8,376
Nuvasive, Inc.(a)	200	8,932
Quidel Corp.(a)	3,370	55,672
Somanetics Corp.(a)	470	9,964
SonoSite, Inc.(a)	590	16,526
Steris Corp.	6,720	193,267
Vital Signs, Inc.	90	5,110
Vnus Medical Technologies, Inc.(a)	340	6,803
Zoll Medical Corp.(a)	2,810	94,613
		1,100,689
Health Care – Services — 1.6%
Air Methods Corp.(a)	47	1,175
Alliance Imaging, Inc.(a)	3,490	30,258
Amedisys, Inc.(a)	2,000	100,840
AMERIGROUP Corp.(a)	5,520	114,816
AmSurg Corp.(a)	1,210	29,464
Apria Healthcare Group, Inc.(a)	4,810	93,266
Centene Corp.(a)	7,710	129,451
Gentiva Health
Services, Inc.(a)	410	7,811
Health Net, Inc.(a)	2,800	67,368
Kindred Healthcare, Inc.(a)	2,340	67,299
LifePoint Hospitals, Inc.(a)	8,630	244,229

	Number of Shares	Value
Lincare Holdings, Inc.(a)	9,860	$280,024
Magellan Health Services, Inc.(a)	440	16,293
Molina Healthcare, Inc.(a)	3,648	88,792
Odyssey Healthcare, Inc.(a)	760	7,402
Psychiatric Solutions, Inc.(a)	300	11,352
RehabCare Group, Inc.(a)	2,730	43,762
Res-Care, Inc.(a)	1,580	28,092
Sun Healthcare Group, Inc.(a)	1,320	17,675
WellCare Health Plans, Inc.(a)	748	27,040
		1,406,409
Holding Company – Diversified — 0.2%
Leucadia National Corp.	3,070	144,106
Home Builders — 0.7%
Amrep Corp.	120	5,711
Cavco Industries, Inc.(a)	360	11,783
Centex Corp.	210	2,808
Champion Enterprises, Inc.(a)	16,950	99,158
Lennar Corp. Class A	7,380	91,069
NVR, Inc.(a)	280	140,022
The Ryland Group, Inc.	6,140	133,913
Thor Industries, Inc.	5,790	123,095
		607,559
Home Furnishing — 0.3%
American Woodmark Corp.	300	6,339
DTS, Inc.(a)	2,160	67,651
Ethan Allen Interiors, Inc.	1,610	39,606
Furniture Brands International, Inc.	5,130	68,537
Hooker Furniture Corp.	2,420	41,914
Kimball International, Inc. Class B	2,063	17,082
La-Z-Boy, Inc.	3,670	28,076
Universal Electronics, Inc.(a)	200	4,180
		273,385
Household Products — 0.5%
American Greetings Corp. Class A	10,992	135,641
Blyth, Inc.	5,070	60,992
Central Garden & Pet Co. Class A(a)	290	1,189
CSS Industries, Inc.	1,240	30,033
Ennis, Inc.	2,121	33,194
Helen of Troy Ltd.(a)	3,030	48,844
Prestige Brands Holdings, Inc.(a)	2,890	30,807

	Number of Shares	Value
The Scotts Miracle-Gro Co. Class A	1,340	$23,544
The Standard Register Co.	1,400	13,202
WD-40 Co.	1,370	40,072
		417,518
Housewares — 0.3%
National Presto Industries, Inc.	510	32,732
The Toro Co.	5,840	194,297
		227,029
Insurance — 6.4%
Alleghany Corp.(a)	101	33,537
Allied World Assurance Holdings Ltd.	3,380	133,916
American Equity Investment Life Holding Co.	6,420	52,323
American Financial Group, Inc.	3,250	86,937
American National Insurance	30	2,941
American Physicians Capital, Inc.	2,082	100,852
Amerisafe, Inc.(a)	3,260	51,964
Amtrust Financial Services, Inc.	6,710	84,546
Arch Capital Group Ltd.(a)	1,660	110,091
Argo Group International Holdings Ltd.(a)	756	25,371
Aspen Insurance Holdings Ltd.	12,710	300,846
Assurant, Inc.	3,040	200,518
Assured Guaranty Ltd.	1,840	33,102
Axis Capital Holdings Ltd.	4,120	122,817
Brown & Brown, Inc.	3,200	55,648
Cincinnati Financial Corp.	3,200	81,280
CNA Financial Corp.	3,380	85,007
CNA Surety Corp.(a)	2,521	31,865
Conseco, Inc.(a)	11,910	118,147
Darwin Professional Underwriters, Inc.(a)	780	24,024
Delphi Financial Group, Inc. Class A	4,438	102,695
Donegal Group, Inc. Class A	87	1,381
eHealth, Inc.(a)	840	14,834
EMC Insurance Group, Inc.	30	722
Employers Holdings, Inc.	2,090	43,263
Endurance Specialty Holdings Ltd.	5,190	159,800
Erie Indemnity Co. Class A	290	13,384

(Continued)

The accompanying notes are an integral part of the financial statements.

17

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FBL Financial Group, Inc. Class A	2,700	$53,676
Fidelity National Financial, Inc. Class A	7,120	89,712
First American Corp.	1,300	34,320
FPIC Insurance Group, Inc.(a)	1,492	67,617
Genworth Financial, Inc. Class A	8,170	145,508
Hallmark Financial Services, Inc.(a)	830	8,026
The Hanover Insurance Group, Inc.	1,560	66,300
Harleysville Group, Inc.	2,670	90,326
HCC Insurance Holdings, Inc.	3,830	80,966
Hilb, Rogal & Hobbs Co.	370	16,080
Horace Mann Educators Corp.	310	4,346
Infinity Property & Casualty Corp.	1,866	77,476
IPC Holdings Ltd.	8,330	221,161
Markel Corp.(a)	30	11,010
Max Capital Group Ltd.	9,860	210,314
Montpelier Re Holdings Ltd.	750	11,063
National Interstate Corp.	820	15,072
National Western Life Insurance Co. Class A	50	10,925
Nationwide Financial Services, Inc. Class A	1,270	60,973
Navigators Group, Inc.(a)	2,100	113,505
Odyssey Re Holdings Corp.	2,590	91,945
OneBeacon Insurance Group Ltd.	810	14,232
PartnerRe Ltd.	1,690	116,830
Philadelphia Consolidated Holding Corp.(a)	3,100	105,307
The Phoenix Companies, Inc.	5,594	42,570
Platinum Underwriters Holdings Ltd.	9,180	299,360
Presidential Life Corp.	220	3,392
ProAssurance Corp.(a)	4,700	226,117
Procentury Corp.	970	15,365
Protective Life Corp.	2,720	103,496
Reinsurance Group of America, Inc.	770	33,510
RenaissanceRe Holdings Ltd.	1,990	88,893
RLI Corp.	2,321	114,820
Safeco Corp.	2,910	195,436
Safety Insurance Group, Inc.	740	26,381

	Number of Shares	Value
SeaBright Insurance Holdings, Inc.(a)	1,820	$26,354
Selective Insurance Group	5,314	99,691
StanCorp Financial Group, Inc.	2,430	114,113
State Auto Financial Corp.	750	17,948
Torchmark Corp.	400	23,460
Transatlantic Holdings, Inc.	680	38,400
United America Indemnity Ltd. Class A(a)	3,300	44,121
Unitrin, Inc.	1,010	27,846
Universal American Corp.(a)	2,030	20,747
Unum Group	6,840	139,878
W.R. Berkley Corp.	4,800	115,968
Wesco Financial Corp.	10	3,820
White Mountains Insurance Group Ltd.	80	34,320
Zenith National Insurance Corp.	890	31,292
		5,675,799
Internet — 3.0%
1-800-Flowers.com, Inc. Class A(a)	6,470	41,732
Asiainfo Holdings, Inc.(a)	6,200	73,284
Avocent Corp.(a)	6,100	113,460
Check Point Software Technologies Ltd.(a)	4,700	111,249
CMGI, Inc.(a)	3,500	37,100
CyberSources Corp.(a)	9,233	154,468
Digital River, Inc.(a)	1,420	54,784
Equinix, Inc.(a)	390	34,796
eResearch Technology, Inc.(a)	6,600	115,104
FTD Group, Inc.	980	13,063
Global Sources Ltd.(a)	4,795	72,788
HLTH Corp.(a)	2,340	26,489
IAC/InterActiveCorp(a)	3,840	74,035
Imergent, Inc.	1,330	15,747
Interwoven, Inc.(a)	4,837	58,092
j2 Global Communications, Inc.(a)	10,830	249,090
Liberty Media Holding Corp. Interactive Class A(a)	8,050	118,818
Navisite, Inc.(a)	1,240	4,712
Netflix, Inc.(a)	8,010	208,821
NIC, Inc.	3,970	27,115
Overstock.com, Inc.(a)	1,070	27,767
Priceline.com, Inc.(a)	1,580	182,427
RealNetworks, Inc.(a)	3,300	21,780
S1 Corp.(a)	9,510	71,991
Sapient Corp.(a)	15,060	96,685
Sohu.com, Inc.(a)	1,780	125,383

	Number of Shares	Value
SonicWALL, Inc.(a)	4,364	$28,148
Stamps.com, Inc.(a)	1,250	15,600
The TriZetto Group, Inc.(a)	640	13,683
TheStreet.com, Inc.	2,172	14,140
TIBCO Software, Inc.(a)	32,540	248,931
United Online, Inc.	12,607	126,448
Valueclick, Inc.(a)	960	14,544
Vignette Corp.(a)	1,905	22,860
Vocus, Inc.(a)	1,120	36,030
Zix Corp.(a)	1,330	3,697
		2,654,861
Investment Companies — 0.0%
NGP Capital Resources Co.	640	9,863
Prospect Capital Corp.	230	3,031
		12,894
Iron & Steel — 0.9%
AK Steel Holding Corp.	2,560	176,640
Esmark, Inc.(a)	120	2,294
Olympic Steel, Inc.	1,080	81,994
Reliance Steel & Aluminum Co.	2,240	172,681
Schnitzer Steel Industries, Inc. Class A	3,138	359,615
Shiloh Industries, Inc.	230	2,160
Universal Stainless & Alloy(a)	130	4,815
		800,199
Leisure Time — 0.7%
Ambassadors Group, Inc.	160	2,387
Brunswick Corp.	5,140	54,484
Callaway Golf Co.	17,050	201,702
Polaris Industries, Inc.	5,190	209,572
WMS Industries, Inc.(a)	5,420	161,353
		629,498
Lodging — 0.1%
Marcus Corp.	1,090	16,296
Riviera Holdings Corp.(a)	60	609
Wyndham Worldwide Corp.	5,640	101,012
		117,917
Machinery – Construction & Mining — 0.2%
Astec Industries, Inc.(a)	3,884	124,832
Joy Global, Inc.	200	15,166
		139,998
Machinery – Diversified — 3.0%
Altra Holdings, Inc.(a)	1,690	28,409
Applied Industrial Technologies, Inc.	8,658	209,264
Cascade Corp.	600	25,392

(Continued)

The accompanying notes are an integral part of the financial statements.

18

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chart Industries, Inc.(a)	3,980	$193,587
Cognex Corp.	5,440	125,392
Columbus McKinnon Corp.(a)	3,420	82,354
Cummins, Inc.	2,880	188,697
Gardner Denver, Inc.(a)	6,480	368,064
Gerber Scientific, Inc.(a)	110	1,252
Gorman-Rupp Co.	2,360	94,022
Hurco Cos., Inc.(a)	680	21,005
IDEX Corp.	2,990	110,152
Kadant, Inc.(a)	2,960	66,896
Lindsay Corp.	710	60,329
Nordson Corp.	2,620	190,972
Robbins & Myers, Inc.	5,776	288,049
Tecumseh Products Co. Class A(a)	3,510	115,058
Tennant Co.	1,512	45,466
Twin Disc, Inc.	60	1,256
Wabtec Corp.	6,060	294,637
Zebra Technologies Corp. Class A(a)	2,930	95,635
		2,605,888
Manufacturing — 2.6%
A.O. Smith Corp.	3,350	109,980
Actuant Corp. Class A	7,530	236,065
Acuity Brands, Inc.	6,688	321,559
Ameron International Corp.	960	115,181
AptarGroup, Inc.	1,450	60,828
AZZ, Inc.(a)	1,770	70,623
Barnes Group, Inc.	8,150	188,183
Blount International, Inc.(a)	6,050	70,240
The Brink's Co.	1,450	94,859
Ceradyne, Inc.(a)	2,600	89,180
Colfax Corp.(a)	2,130	53,442
Crane Co.	1,640	63,189
Dover Corp.	540	26,120
EnPro Industries, Inc.(a)	3,700	138,158
ESCO Technologies, Inc.(a)	810	38,005
Federal Signal Corp.	2,980	35,760
GenTek, Inc.(a)	210	5,647
Ingersoll-Rand Co. Ltd. Class A	4,560	170,681
Koppers Holdings, Inc.	4,370	182,972
LSB Industries, Inc.(a)	210	4,158
Lydall, Inc.(a)	460	5,773
Matthews International Corp. Class A	1,550	70,153
Mccoy Corp.	4,900	22,272
Myers Industries, Inc.	1,887	15,379
Pentair, Inc.	2,180	76,344
Raven Industries, Inc.	1,180	38,680
Reddy Ice Holdings, Inc.	570	7,798
		2,311,229

	Number of Shares	Value
Media — 0.6%
Acacia Research - Acacia Technologies(a)	1,593	$7,137
Belo Corp. Class A	3,010	22,003
Cablevision Systems Corp. Class A(a)	2,780	62,828
Charter Communications, Inc. Class A(a)	22,680	23,814
Cox Radio, Inc. Class A(a)	2,300	27,140
CTC Media, Inc.(a)	750	18,495
Cumulus Media, Inc. Class A(a)	2,152	8,479
DG FastChannel, Inc.(a)	360	6,210
Entravision Communications Corp. Class A(a)	13,030	52,381
Gannett Co., Inc.	2,230	48,324
Lin TV Corp. Class A(a)	1,580	9,417
The McClatchy Co. Class A	1,860	12,611
Scholastic Corp.(a)	4,960	142,153
Sinclair Broadcast Group, Inc. Class A	10,546	80,149
		521,141
Metal Fabricate & Hardware — 1.6%
A.M. Castle & Co.	1,740	49,781
Ampco-Pittsburgh Corp.	1,835	81,621
CIRCOR International, Inc.	2,590	126,884
Kaydon Corp.	720	37,015
L.B. Foster Co. Class A(a)	600	19,920
Mueller Industries, Inc.	7,263	233,869
Northwest Pipe Co.(a)	1,050	58,590
RBC Bearings, Inc.(a)	1,200	39,984
Sims Group Ltd. ADR Sponsored ADR (Australia)	8,805	351,320
Sun Hydraulics Corp.	2,390	77,125
Timken Co.	2,730	89,926
Worthington Industries, Inc.	12,000	246,000
		1,412,035
Mining — 0.8%
Amcol International Corp.	600	17,076
Amerigo Resources Ltd.	11,600	17,537
Century Aluminum Co.(a)	1,971	131,052
Compass Minerals International, Inc.	2,881	232,093
Farallon Resources Ltd.(a)	17,000	13,017
Hecla Mining Co.(a)	25,110	232,519
Kaiser Aluminum Corp.	880	47,106
Redcorp Ventures Ltd.	68,300	13,075
		703,475
Office Equipment/Supplies — 0.1%
Ikon Office Solutions, Inc.	8,872	100,076

	Number of Shares	Value
Office Furnishings — 0.7%
Herman Miller, Inc.	11,220	$279,266
HNI Corp.	1,620	28,609
Interface, Inc. Class A	9,289	116,391
Knoll, Inc.	5,264	63,958
Steelcase, Inc. Class A	10,397	104,282
		592,506
Oil & Gas — 5.0%
Arena Resources, Inc.(a)	470	24,825
Atwood Oceanics, Inc.(a)	670	83,308
Berry Petroleum Co. Class A	3,380	199,014
Bill Barrett Corp.(a)	2,170	128,920
Bois d'Arc Energy, Inc.(a)	4,600	111,826
Brigham Exploration Co.(a)	2,670	42,266
Callon Petroleum Co.(a)	2,230	61,013
Cimarex Energy Co.	2,280	158,848
Concho Resources, Inc.(a)	1,650	61,545
Continental Resources, Inc.(a)	130	9,012
Delta Petroleum Corp.(a)	1,140	29,093
Denbury Resources, Inc.(a)	3,600	131,400
Energy Partners Ltd.(a)	3,310	49,385
ENSCO International, Inc.	2,910	234,953
Galleon Energy, Inc. Class A(a)	400	8,089
Gasco Energy, Inc.(a)	11,140	46,231
GMX Resources, Inc.(a)	60	4,446
Grey Wolf, Inc.(a)	34,270	309,458
Jura Energy Corp.	11,800	5,792
Mariner Energy, Inc.(a)	8,200	303,154
Midnight Oil Exploration Ltd.(a)	2,500	5,056
Noble Energy, Inc.	300	30,168
Paramount Resources Ltd. Class A(a)	400	8,144
Patterson-UTI Energy, Inc.	5,370	193,535
Petrohawk Energy Corp.(a)	5,800	268,598
Petroquest Energy, Inc.(a)	5,260	141,494
Pioneer Drilling Co.(a)	5,870	110,415
Pride International, Inc.(a)	1,700	80,393
Rosetta Resources, Inc.(a)	6,670	190,095
Rowan Cos., Inc.	1,450	67,788
Stone Energy Corp.(a)	4,320	284,731
Swift Energy Co.(a)	5,360	354,082
TriStar Oil & Gas Ltd.(a)	1,000	20,242
TUSK Energy Corp.(a)	7,700	21,997
Unit Corp.(a)	2,050	170,088
VAALCO Energy, Inc.(a)	12,270	103,927
Venoco, Inc.(a)	740	17,175
Vero Energy, Inc.(a)	1,900	20,294

(Continued)

The accompanying notes are an integral part of the financial statements.

19

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W&T Offshore, Inc.	4,940	$289,039
Warren Resources, Inc.(a)	2,680	39,342
Whiting Petroleum Corp.(a)	300	31,824
		4,451,005
Oil & Gas Services — 2.4%
Basic Energy Services, Inc.(a)	620	19,530
BJ Services Co.	2,720	86,877
Complete Production Services, Inc.(a)	2,000	72,840
Dawson Geophysical Co.(a)	280	16,649
Dresser-Rand Group, Inc.(a)	770	30,107
Dril-Quip, Inc.(a)	2,280	143,640
FMC Technologies, Inc.(a)	2,840	218,481
Forbes Energy Services Ltd.	9,000	70,593
Gulf Island Fabrication, Inc.	2,060	100,796
Hornbeck Offshore Services, Inc.(a)	2,360	133,363
ION Geophysical Corp.(a)	7,010	122,324
Lufkin Industries, Inc.	1,660	138,245
NATCO Group, Inc. Class A(a)	2,464	134,362
Natural Gas Services Group, Inc.(a)	720	21,946
Newpark Resources, Inc.(a)	9,120	71,683
North American Energy Partners, Inc.(a)	1,220	26,450
Oil States International, Inc.(a)	5,810	368,586
SEACOR Holdings, Inc.(a)	2,210	197,817
T-3 Energy Services, Inc.(a)	1,210	96,159
Technicoil Corp.(a)	16,600	20,696
Union Drilling, Inc.(a)	1,370	29,702
Willbros Group, Inc.(a)	410	17,962
		2,138,808
Packaging & Containers — 0.6%
Crown Holdings, Inc.(a)	4,510	117,215
Greif, Inc. Class A	2,030	129,981
Owens-IIlinois, Inc.(a)	2,920	121,735
Sealed Air Corp.	4,820	91,628
Silgan Holdings, Inc.	365	18,520
Sonoco Products Co.	2,480	76,756
		555,835
Pharmaceuticals — 1.8%
Adolor Corp.(a)	4,500	24,660
Allos Therapeutics, Inc.(a)	620	4,284

	Number of Shares	Value
Alnylam Pharmaceuticals, Inc.(a)	3,100	$82,863
Alpharma, Inc. Class A(a)	4,310	97,104
Auxilium Pharmaceuticals, Inc.(a)	980	32,948
Bentley Pharmaceuticals, Inc.(a)	300	4,845
BioMarin Pharmaceuticals, Inc.(a)	800	23,184
Cubist Pharmaceuticals, Inc.(a)	5,200	92,872
Durect Corp.(a)	910	3,340
Emergent Biosolutions, Inc.(a)	2,250	22,343
Endo Pharmaceuticals Holdings, Inc.(a)	4,770	115,386
Forest Laboratories, Inc.(a)	1,380	47,941
HealthExtras, Inc.(a)	560	16,878
Herbalife Ltd.	1,910	74,012
King Pharmaceuticals, Inc.(a)	18,252	191,098
MiddleBrook Pharmaceuticals, Inc.(a)	2,090	7,064
NBTY, Inc.(a)	5,766	184,858
Neogen Corp.(a)	219	5,013
Omega Protein Corp.(a)	1,200	17,940
Pain Therapeutics, Inc.(a)	1,550	12,245
Par Pharmaceutical Cos., Inc.(a)	1,380	22,397
PetMed Express, Inc.(a)	1,920	23,520
PharMerica Corp.(a)	2,470	55,797
Pozen, Inc.(a)	870	9,466
Rigel Pharmaceuticals, Inc.(a)	400	9,064
Savient Pharmaceuticals, Inc.(a)	1,060	26,818
Sepracor, Inc.(a)	1,390	27,689
Sirona Dental Systems, Inc.(a)	1,210	31,363
United Therapeutics Corp.(a)	200	19,550
Valeant Pharmaceuticals International(a)	3,860	66,045
VIVUS, Inc.(a)	660	4,409
Warner Chilcott Ltd. Class A(a)	2,430	41,189
Watson Pharmaceuticals, Inc.(a)	3,860	104,876
Xenoport, Inc.(a)	1,390	54,252
		1,557,313
Real Estate — 0.1%
Jones Lang Lasalle, Inc.	670	40,327

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.1%
Acadia Realty Trust	200	$4,630
Agree Realty Corp.	800	17,640
Alexander's, Inc.(a)	30	9,318
Alexandria Real Estate Equities, Inc.	600	58,404
Arbor Realty Trust, Inc.	600	5,382
Ashford Hospitality Trust, Inc.	4,200	19,404
Associated Estates Realty Corp.	500	5,355
BioMed Realty Trust, Inc.	100	2,453
Brandywine Realty Trust	1,600	25,216
Capital Trust, Inc. Class A	130	2,497
CBL & Associates Properties, Inc.	1,606	36,681
Cedar Shopping Centers, Inc.	900	10,548
Corporate Office Properties Trust	700	24,031
DiamondRock Hospitality Co.	3,800	41,382
Digital Realty Trust, Inc.	2,500	102,275
Eastgroup Properties	940	40,326
Entertainment Properties Trust	1,140	56,362
Equity Lifestyle Properties, Inc.	820	36,080
Equity One, Inc.	1,442	29,633
Extra Space Storage, Inc.	1,190	18,278
FelCor Lodging Trust, Inc.	4,000	42,000
First Industrial Realty Trust, Inc.	3,002	82,465
Glimcher Realty Trust	400	4,472
Gramercy Capital Corp.	500	5,795
Hersha Hospitality Trust	900	6,795
Highwoods Properties, Inc.	2,000	62,840
Home Properties, Inc.	1,320	63,439
Inland Real Estate Corp.	3,900	56,238
Kite Realty Group Trust	970	12,125
LaSalle Hotel Properties	1,000	25,130
Lexington Realty Trust	2,017	27,492
LTC Properties, Inc.	1,200	30,672
Medical Properties Trust, Inc.	1,230	12,448
Mid-America Apartment Communities, Inc.	1,030	52,571
National Health Investors, Inc.	500	14,255
National Retail Properties, Inc.	2,918	60,986
Nationwide Health Properties, Inc.	4,900	154,301

(Continued)

The accompanying notes are an integral part of the financial statements.

20

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Omega Healthcare Investors, Inc.	2,900	$48,285
Parkway Properties, Inc.	890	30,020
Pennsylvania Real Estate Investment Trust	2,000	46,280
PS Business Parks, Inc.	660	34,056
Ramco-Gershenson Properties Trust	740	15,200
Realty Income Corp.	3,600	81,936
Saul Centers, Inc.	440	20,676
Senior Housing Properties Trust	4,167	81,381
Sovran Self Storage, Inc.	500	20,780
Strategic Hotels & Resorts, Inc.	2,219	20,792
Sunstone Hotel Investors, Inc.	2,330	38,678
Tanger Factory Outlet Centers, Inc.	1,986	71,357
Taubman Centers, Inc.	900	43,785
Washington Real Estate Investment Trust	1,710	51,385
		1,864,530
Retail — 7.0%
99 Cents Only Stores(a)	2,490	16,434
Aeropostale, Inc.(a)	11,070	346,823
AnnTaylor Stores Corp.(a)	4,300	103,028
Asbury Automotive Group, Inc.	3,690	47,416
AutoNation, Inc.(a)	7,990	80,060
AutoZone, Inc.(a)	400	48,404
bebe Stores, Inc.	5,590	53,720
Big Lots, Inc.(a)	12,808	400,122
BJ's Wholesale Club, Inc.(a)	4,390	169,893
Blockbuster, Inc. Class A(a)	5,110	12,775
Bob Evans Farms, Inc.	8,069	230,773
Books-A-Million, Inc.	330	2,528
Brinker International, Inc.	8,300	156,870
Brown Shoe Co., Inc.	7,077	95,893
The Buckle, Inc.	5,785	264,548
Casey's General Stores, Inc.	8,000	185,360
Cash America International, Inc.	5,030	155,930
CBRL Group, Inc.	4,624	113,334
CEC Entertainment, Inc.(a)	3,120	87,391
Children's Place(a)	2,060	74,366
China Nepstar Chain Drugstore Ltd. Sponsored ADR (Cayman Islands)	260	2,252
Columbia Sportswear Co.	850	31,238

	Number of Shares	Value
Conn's, Inc.(a)	1,340	$21,534
Copart, Inc.(a)	170	7,279
Denny's Corp.(a)	15,457	43,898
Dollar Tree, Inc.(a)	5,468	178,749
Dress Barn, Inc.(a)	10,424	139,473
Ezcorp, Inc.(a)	5,730	73,057
Family Dollar Stores, Inc.	2,390	47,657
The Finish Line, Inc. Class A(a)	10,240	89,088
Foot Locker, Inc.	14,820	184,509
Fred's, Inc. Class A	3,550	39,902
Group 1 Automotive, Inc.	2,040	40,535
The Gymboree Corp.(a)	3,200	128,224
Hanesbrands, Inc.(a)	3,050	82,777
Haverty Furniture Cos., Inc.	190	1,908
Hot Topic, Inc.(a)	1,420	7,682
Insight Enterprises, Inc.(a)	4,067	47,706
Jack in the Box, Inc.(a)	5,340	119,669
Jo-Ann Stores, Inc.(a)	3,960	91,199
Jones Apparel Group, Inc.	13,370	183,837
Krispy Kreme Doughnuts, Inc.(a)	2,220	11,078
Limited Brands, Inc.	2,590	43,641
Liz Claiborne, Inc.	13,680	193,572
Longs Drug Stores Corp.	4,130	173,914
Lumber Liquidators, Inc.(a)	130	1,690
Macy's, Inc.	3,240	62,921
Movado Group, Inc.	430	8,514
MSC Industrial Direct Co., Inc. Class A	530	23,378
New York & Co., Inc.(a)	4,990	45,559
Nu Skin Enterprises, Inc. Class A	6,210	92,653
Office Depot, Inc.(a)	6,920	75,705
OfficeMax, Inc.	8,090	112,451
Papa John's International, Inc.(a)	2,570	68,336
PC Connection, Inc.(a)	760	7,076
Penske Auto Group, Inc.	10,690	157,571
Pier 1 Imports, Inc.(a)	6,720	23,117
Polo Ralph Lauren Corp.	340	21,345
RadioShack Corp.	16,699	204,897
Regis Corp.	3,070	80,894
Ross Stores, Inc.	3,630	128,938
Rush Enterprises, Inc. Class A(a)	2,280	27,383
Sally Beauty Co., Inc.(a)	24,120	155,815
School Specialty, Inc.(a)	1,880	55,892
Sonic Automotive, Inc. Class A	200	2,578
Systemax, Inc.	1,670	29,476
Tractor Supply Co.(a)	4,650	135,036

	Number of Shares	Value
Urban Outfitters, Inc.(a)	200	$6,238
The Wet Seal, Inc. Class A(a)	5,440	25,949
		6,183,458
Savings & Loans — 0.4%
Anchor Bancorp Wisconsin, Inc.	610	4,276
BankFinancial Corp.	60	781
Brookline Bancorp, Inc.	1,950	18,623
Dime Community Bancshares	3,480	57,455
First Place Financial Corp.	320	3,008
Flushing Financial Corp.	2,130	40,363
Hudson City Bancorp, Inc.	9,740	162,463
Investors Bancorp, Inc.(a)	520	6,791
OceanFirst Financial Corp.	180	3,249
Provident Financial Services, Inc.	960	13,450
Provident New York Bancorp	3,090	34,175
TierOne Corp.	848	3,892
WSFS Financial Corp.	350	15,610
		364,136
Semiconductors — 5.3%
Actel Corp.(a)	4,010	67,569
Altera Corp.	6,520	134,964
Amkor Technology, Inc.(a)	24,225	252,182
Analog Devices, Inc.	3,650	115,961
Atmel Corp.(a)	44,940	156,391
ATMI, Inc.(a)	3,670	102,466
Brooks Automation, Inc.(a)	5,670	46,891
Cabot Microelectronics Corp.(a)	5,040	167,076
Cirrus Logic, Inc.(a)	1,600	8,896
Cohu, Inc.	2,020	29,654
Day4 Energy, Inc.	7,300	30,170
Emulex Corp.(a)	15,386	179,247
Entegris, Inc.(a)	20,270	132,768
Fairchild Semiconductor International, Inc.(a)	18,810	220,641
Integrated Device Technology, Inc.(a)	26,330	261,720
Intellon Corp.(a)	1,600	5,280
Intersil Corp. Class A	6,400	155,648
IPG Photonics Corp.(a)	1,540	28,967
IXYS Corp.(a)	120	1,433
KLA-Tencor Corp.	3,800	154,698
Lattice Semiconductor Corp.(a)	11,410	35,713
LSI Corp.(a)	18,260	112,116

(Continued)

The accompanying notes are an integral part of the financial statements.

21

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marvell Technology Group Ltd.(a)	7,080	$125,033
Mattson Technology, Inc.(a)	360	1,714
Micrel, Inc.	10,003	91,527
Microtune, Inc.(a)	1,650	5,709
MKS Instruments, Inc.(a)	11,770	257,763
Monolithic Power Systems, Inc.(a)	5,550	119,991
Netlogic Microsystems, Inc.(a)	900	29,880
Nvidia Corp.(a)	1,040	19,469
Omnivision Technologies, Inc.(a)	890	10,760
Pericom Semiconductor Corp.(a)	6,510	96,608
QLogic Corp.(a)	17,010	248,176
Semtech Corp.(a)	13,250	186,427
Silicon Image, Inc.(a)	8,120	58,870
Silicon Laboratories, Inc.(a)	4,340	156,631
Skyworks Solutions, Inc.(a)	25,130	248,033
Standard Microsystems Corp.(a)	2,530	68,690
Techwell, Inc.(a)	90	1,109
Teradyne, Inc.(a)	14,830	164,168
TriQuint Semiconductor, Inc.(a)	7,420	44,965
Ultra Clean Holdings, Inc.(a)	430	3,423
Ultratech, Inc.(a)	2,340	36,317
Veeco Instruments, Inc.(a)	5,070	81,526
Verigy Ltd.(a)	4,900	111,279
Volterra Semiconductor Corp.(a)	4,760	82,158
Zoran Corp.(a)	3,870	45,279
		4,695,956
Software — 4.3%
Activision, Inc.(a)	7,030	239,512
Actuate Corp.(a)	1,892	7,398
Acxiom Corp.	6,770	77,787
Advent Software, Inc.(a)	1,842	66,459
American Reprographics Co.(a)	1,110	18,482
Ansys, Inc.(a)	3,670	172,930
ArcSight, Inc.(a)	200	1,760
Aspen Technology, Inc.(a)	10,899	144,957
Autodesk, Inc.(a)	630	21,300
Blackbaud, Inc.	2,770	59,278
BMC Software, Inc.(a)	5,749	206,964
Broadridge Financial Solutions LLC	3,410	71,781

	Number of Shares	Value
CA, Inc.	2,440	$56,340
Commvault Systems, Inc.(a)	1,520	25,293
Compuware Corp.(a)	24,140	230,296
Concur Technologies, Inc.(a)	80	2,658
CSG Systems International, Inc.(a)	4,276	47,122
Double-Take Software, Inc.(a)	960	13,190
Eclipsys Corp.(a)	800	14,688
EPIQ Systems, Inc.(a)	2,710	38,482
Fair Isaac Corp.	4,347	90,287
FalconStor Software, Inc.(a)	2,170	15,364
infoGROUP, Inc.	170	746
Informatica Corp.(a)	10,870	163,485
Interactive Intelligence, Inc.(a)	1,490	17,344
JDA Software Group, Inc.(a)	4,620	83,622
Lawson Software, Inc.(a)	22,700	165,029
ManTech International Corp. Class A(a)	5,050	243,006
Metavante Technologies, Inc.(a)	220	4,976
MicroStrategy, Inc. Class A(a)	2,074	134,291
NAVTEQ Corp.(a)	580	44,660
Noah Education Holdings Ltd. ADR (Cayman Islands)(a)	1,860	10,044
Open Text Corp.(a)	6,083	195,264
Parametric Technology Corp.(a)	9,090	151,530
Phase Forward, Inc.(a)	2,815	50,586
Phoenix Technologies Ltd.(a)	180	1,980
Progress Software Corp.(a)	3,910	99,979
PROS Holdings, Inc.(a)	670	7,524
Quest Software, Inc.(a)	9,890	146,471
RightNow Technologies, Inc.(a)	2,170	29,664
Salesforce.com, Inc.(a)	460	31,386
Schawk, Inc. Class A	1,020	12,230
Seachange International, Inc.(a)	1,270	9,093
Soundbite Communications, Inc.(a)	1,600	5,536
SPSS, Inc.(a)	1,863	67,757
Sybase, Inc.(a)	4,370	128,565
SYNNEX Corp.(a)	4,350	109,141
Taleo Corp. Class A(a)	2,480	48,583

	Number of Shares	Value
THE9 Ltd. ADR (Cayman Islands)(a)	260	$5,871
Tyler Technologies, Inc.(a)	4,210	57,130
The Ultimate Software Group, Inc.(a)	1,570	55,939
Wind River Systems, Inc.(a)	8,250	89,843
		3,793,603
Telecommunications — 3.9%
Acme Packet, Inc.(a)	1,280	9,933
Adaptec, Inc.(a)	2,060	6,592
ADTRAN, Inc.	5,960	142,086
Alaska Communications Systems Group, Inc.	2,930	34,984
Amdocs Ltd.(a)	3,280	96,498
Atlantic Tele-Network, Inc.	1,440	39,614
Black Box Corp.	940	25,559
Centennial Communications Corp.(a)	13,100	91,569
Cincinnati Bell, Inc.(a)	41,489	165,126
Comtech Telecommunications(a)	4,990	244,510
CPI International, Inc.(a)	10	123
EchoStar Corp.(a)	1,600	49,952
Embarq Corp.	3,190	150,791
EMS Technologies, Inc.(a)	2,366	51,673
Extreme Networks(a)	11,680	33,171
Foundry Networks, Inc.(a)	11,670	137,939
GeoEye, Inc.(a)	60	1,063
Harmonic, Inc.(a)	1,420	13,504
Harris Corp.	2,130	107,544
Hypercom Corp.(a)	160	704
Iowa Telecommunications Services, Inc.	3,610	63,572
iPCS, Inc.(a)	640	18,963
Ixia(a)	3,980	27,661
JDS Uniphase Corp.(a)	4,920	55,891
Mastec, Inc.(a)	5,080	54,153
NTELOS Holdings Corp.	8,070	204,736
Parkervision, Inc.(a)	380	3,773
Plantronics, Inc.	11,750	262,260
Polycom, Inc.(a)	5,460	133,006
Powerwave Technologies, Inc.(a)	7,590	32,258
Premiere Global Services, Inc.(a)	15,660	228,323
Rural Cellular Corp. Class A(a)	600	26,706
ShoreTel, Inc.(a)	1,450	6,409
Sycamore Networks, Inc.(a)	1,950	6,279
Syniverse Holdings, Inc.(a)	12,130	196,506
Tekelec(a)	10,450	153,720

(Continued)

The accompanying notes are an integral part of the financial statements.

22

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telephone & Data Systems, Inc.	3,500	$165,445
Tellabs, Inc.(a)	25,640	119,226
US Cellular Corp.(a)	740	41,847
Utstarcom, Inc.(a)	7,560	41,353
Viasat, Inc.(a)	2,199	44,442
Windstream Corp.	10,570	130,434
		3,419,898
Textiles — 0.0%
G&K Services, Inc. Class A	910	27,719
UniFirst Corp.	250	11,165
		38,884
Toys, Games & Hobbies — 0.4%
Hasbro, Inc.	1,910	68,225
JAKKS Pacific, Inc.(a)	4,840	105,754
Leapfrog Enterprises, Inc.(a)	3,680	30,618
Marvel Entertainment, Inc.(a)	5,065	162,789
		367,386
Transportation — 2.7%
ABX Holdings, Inc.(a)	1,270	1,270
Alexander & Baldwin, Inc.	2,850	129,818
American Commercial Lines, Inc.(a)	3,590	39,239
Arkansas Best Corp.	5,680	208,115
Arlington Tankers Ltd.	580	13,468
Atlas Air Worldwide Holdings, Inc.(a)	2,800	138,488
Bristow Group, Inc.(a)	2,310	114,322
CAI International, Inc.(a)	2,750	47,850
Celadon Group, Inc.(a)	100	999
Excel Maritime Carriers Ltd.	2,710	106,368
General Maritime Corp.	3,080	80,018
Genesee & Wyoming, Inc. Class A(a)	2,370	80,627
Gulfmark Offshore, Inc.(a)	3,180	185,012
Heartland Express, Inc.	2,220	33,100
Hub Group, Inc. Class A(a)	5,011	171,025
Kirby Corp.(a)	200	9,600
Knightsbridge Tankers Ltd.	1,520	48,959
Marten Transport Ltd.(a)	880	14,054
Nordic American Tanker Shipping	500	19,410
Old Dominion Freight Line, Inc.(a)	1,580	47,432
Overseas Shipholding Group, Inc.	1,320	104,966
Pacer International, Inc.	6,160	132,502

	Number of Shares	Value
Ryder System, Inc.	2,010	$138,449
Safe Bulkers, Inc.(a)	5,100	96,084
Star Bulk Carriers Corp.	4,970	58,596
Teekay Tankers Ltd. Class A	1,620	37,600
Werner Enterprises, Inc.	8,390	155,886
YRC Worldwide, Inc.(a)	8,510	126,544
		2,339,801
Trucking & Leasing — 0.3%
Amerco, Inc.(a)	140	6,675
GATX Corp.	5,350	237,165
Textainer Group Holdings Ltd.	350	6,836
		250,676
Water — 0.1%
Cascal NV(a)	4,000	49,200
SJW Corp.	1,090	28,776
		77,976
TOTAL COMMON STOCK (Cost $88,550,951)		87,360,485
TOTAL EQUITIES (Cost $88,550,951)		87,360,485
WARRANTS — 0.0%
Mining — 0.0%
Redcorp Ventures Ltd. Expires 07/10/09, Strike 0.65	34,150	838
TOTAL WARRANTS (Cost $0)		838
TOTAL LONG-TERM INVESTMENTS (Cost $88,550,951)		87,361,323

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$1,422,627	$1,422,627
TOTAL SHORT-TERM INVESTMENTS (Cost $1,422,627)		1,422,627
TOTAL INVESTMENTS — 100.6% (Cost $89,973,578)(c)		88,783,950
Other Assets/ (Liabilities) — (0.6%)		(529,518)
NET ASSETS — 100.0%		$88,254,432

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,422,663. Collateralized by U.S. Government Agency obligations with a rate of 2.771%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $1,452,604.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MML Small Company Opportunities Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%
COMMON STOCK — 97.6%
Aerospace & Defense — 3.8%
The Allied Defense Group, Inc.(a)	155,900	$869,922
Ducommun, Inc.(a)	67,300	1,545,208
		2,415,130
Banks — 3.6%
Bank of the Ozarks, Inc.	28,300	420,538
CoBiz Financial, Inc.	78,300	515,214
MetroCorp Bancshares, Inc.	55,200	659,088
Northrim BanCorp, Inc.	35,980	653,757
		2,248,597
Building Materials — 2.2%
LSI Industries, Inc.	61,700	501,004
US Concrete, Inc.(a)	183,300	872,508
		1,373,512
Chemicals — 3.7%
Omnova Solutions, Inc.(a)	269,900	750,322
Penford Corp.	63,768	948,868
Zep, Inc.	42,900	638,352
		2,337,542
Commercial Services — 14.3%
ABM Industries, Inc.	65,800	1,464,050
Carriage Services, Inc.(a)	179,700	1,186,020
CDI Corp.	52,300	1,330,512
Hill International, Inc.(a)	88,700	1,458,228
Landauer, Inc.	28,500	1,602,840
Mac-Gray Corp.(a)	66,900	785,406
Standard Parking Corp.(a)	63,484	1,155,409
		8,982,465
Diversified Financial — 1.9%
SWS Group, Inc.	71,300	1,184,293
Electric — 3.5%
Central Vermont Public Service Corp.	51,700	1,001,429
Unitil Corp.	43,002	1,165,784
		2,167,213
Electronics — 8.7%
Keithley Instruments, Inc.	118,000	1,121,000
LaBarge, Inc.(a)	131,600	1,710,800
Nu Horizons Electronics Corp.(a)	192,288	934,520
OSI Systems, Inc.(a)	79,900	1,711,458
		5,477,778

	Number of Shares	Value
Entertainment — 2.0%
Steinway Musical Instruments, Inc.(a)	47,900	$1,264,560
Foods — 3.7%
J&J Snack Foods Corp.	38,400	1,052,544
Rocky Mountain Chocolate Factory, Inc.	99,300	956,259
United Natural Foods, Inc.(a)	15,700	305,836
		2,314,639
Forest Products & Paper — 1.7%
Buckeye Technologies, Inc.(a)	17,300	146,358
Schweitzer-Mauduit International, Inc.	54,800	923,380
		1,069,738
Hand & Machine Tools — 1.5%
Hardinge, Inc.	71,793	945,514
Health Care – Products — 3.9%
Kensey Nash Corp.(a)	39,600	1,269,180
Young Innovations, Inc.	55,400	1,153,428
		2,422,608
Household Products — 1.6%
Prestige Brands Holdings, Inc.(a)	96,700	1,030,822
Housewares — 1.5%
Libbey, Inc.	128,000	952,320
Insurance — 1.0%
National Interstate Corp.	33,700	619,406
Iron & Steel — 2.4%
Universal Stainless & Alloy(a)	41,000	1,518,640
Machinery – Diversified — 3.7%
Columbus McKinnon Corp.(a)	49,860	1,200,629
Gerber Scientific, Inc.(a)	97,958	1,114,762
		2,315,391
Manufacturing — 5.2%
ESCO Technologies, Inc.(a)	24,600	1,154,232
LSB Industries, Inc.(a)	56,100	1,110,780
Quixote Corp.	121,372	998,891
		3,263,903
Media — 1.4%
Courier Corp.	42,400	851,392

	Number of Shares	Value
Metal Fabricate & Hardware — 2.4%
NN, Inc.	108,567	$1,513,424
Oil & Gas Services — 0.9%
Gulf Island Fabrication, Inc.	12,100	592,053
Retail — 11.7%
Benihana, Inc. Class A(a)	147,400	934,516
Casual Male Retail Group, Inc.(a)	293,600	895,480
Duckwall-ALCO Stores, Inc.(a)	68,920	634,064
Kenneth Cole Productions, Inc. Class A	54,500	692,150
Morton's Restaurant Group, Inc.(a)	140,200	964,576
Movado Group, Inc.	36,810	728,838
Rush Enterprises, Inc. Class A(a)	62,650	752,426
Talbots, Inc.	151,200	1,752,408
		7,354,458
Semiconductors — 1.5%
Cohu, Inc.	65,600	963,008
Telecommunications — 6.3%
Comtech Telecommunications(a)	24,400	1,195,600
EMS Technologies, Inc.(a)	70,700	1,544,088
Hypercom Corp.(a)	272,700	1,199,880
		3,939,568
Textiles — 1.3%
Dixie Group, Inc.(a)	120,000	789,600
Transportation — 2.2%
Frozen Food Express Industries, Inc	90,889	613,501
Saia, Inc.(a)	70,377	768,517
		1,382,018
TOTAL COMMON STOCK (Cost $82,023,280)		61,289,592
TOTAL EQUITIES (Cost $82,023,280)		61,289,592
TOTAL LONG-TERM INVESTMENTS (Cost $82,023,280)		61,289,592

(Continued)

The accompanying notes are an integral part of the financial statements.

24

MML Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$2,677,048	$2,677,048
TOTAL SHORT-TERM INVESTMENTS (Cost $2,677,048)		2,677,048
TOTAL INVESTMENTS — 101.8% (Cost $84,700,328)(c)		63,966,640
Other Assets/ (Liabilities) — (1.8%)		(1,158,378)
NET ASSETS — 100.0%		$62,808,262

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $2,677,115. Collateralized by U.S. Government Agency obligations with a rate of 6.141%, maturity date of 7/01/36, and an aggregate market value, including accrued interest, of $2,732,487.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

25

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MML Inflation- Protected and Income Fund	MML Enhanced Index Core Equity Fund	MML Small Cap Equity Fund	MML Small Company Opportunities Fund
Assets:
Investments, at value (Note 2)(a)	$417,029,564	$28,908,801	$87,361,323	$61,289,592
Short-term investments, at value (Note 2)(b)	263,696,075	8,211	1,422,627	2,677,048
Total investments	680,725,639	28,917,012	88,783,950	63,966,640
Cash	9,488	-	183,359	-
Receivables from:
Investments sold	-	1,369	1,641,461	567,319
Fund shares sold	1,002,586	2,440	-	-
Interest and dividends	4,129,463	51,625	57,636	55,583
Foreign taxes withheld	-	4	-	-
Open swap agreements, at value (Note 2)	209,544	-	-	-
Total assets	686,076,720	28,972,450	90,666,406	64,589,542
Liabilities:
Payables for:
Investments purchased	-	-	2,316,596	1,695,060
Fund shares repurchased	2,921,362	42,363	-	-
Open swap agreements, at value (Note 2)	21,431	-	-	-
Reverse repurchase agreements (Note 2)	265,643,000	-	-	-
Interest for reverse repurchase agreements (Note 2)	278,423	-	-	-
Trustees' fees and expenses (Note 3)	819	983	6,969	2,604
Affiliates (Note 3):
Investment management fees	187,716	16,187	50,316	60,969
Due to custodian	805,103	-	-	6,415
Accrued expense and other liabilities	24,335	18,965	38,093	16,232
Total liabilities	269,882,189	78,498	2,411,974	1,781,280
Net assets	$416,194,531	$28,893,952	$88,254,432	$62,808,262
Net assets consist of:
Paid-in capital	$406,079,863	$32,743,195	$95,465,146	$85,900,877
Undistributed net investment income (loss) (distributions in excess of net investment income)	6,311,716	272,341	111,500	63,345
Accumulated net realized gain (loss) on investments	(2,686,628)	(2,122,516)	(6,132,586)	(2,422,272)
Net unrealized appreciation (depreciation) on investments	6,489,580	(1,999,068)	(1,189,628)	(20,733,688)
Net assets	$416,194,531	$28,893,952	$88,254,432	$62,808,262
Shares outstanding	38,376,505	3,268,525	10,817,195	6,637,019
Net asset value, offering price and redemption price per share	$10.85	$8.84	$8.16	$9.46

(a) Cost of investments - unaffiliated issuers:	$410,728,097	$30,907,869	$88,550,951	$82,023,280
(b) Cost of short-term investments:	$263,696,075	$8,211	$1,422,627	$2,677,048

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MML Inflation- Protected and Income Fund	MML Enhanced Index Core Equity Fund	MML Small Cap Equity Fund	MML Small Company Opportunities Fund
Investment income (Note 2):
Dividends(a)	$-	$402,495	$391,728	$403,488
Interest	13,816,696	1,217	7,532	39,421
Securities lending net income	104,498	2,610	39,498	34,483
Total investment income	13,921,194	406,322	438,758	477,392
Expenses (Note 3):
Investment management fees (Note 3)	1,039,158	106,606	259,441	376,359
Custody fees	17,475	8,554	72,422	6,591
Audit and legal fees	18,832	15,787	16,738	16,856
Proxy fees	274	472	476	476
Shareholder reporting fees	11,948	2,208	3,318	4,014
Trustees' fees (Note 3)	28,446	3,539	6,460	6,649
	1,116,133	137,166	358,855	410,945
Interest expense	631,366	-	-	-
Total expenses	1,747,499	137,166	358,855	410,945
Expenses waived (Note 3):
Fees waived by advisor	-	(4,207)	(7,011)	-
Net expenses	1,747,499	132,959	351,844	410,945
Net investment income (loss)	12,173,695	273,363	86,914	66,447
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(1,633,056)	(1,436,909)	(5,643,384)	(3,555,036)
Foreign currency transactions	-	-	(580)	-
Net realized gain (loss)	(1,633,056)	(1,436,909)	(5,643,964)	(3,555,036)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	4,853,856	(3,909,314)	(2,417,776)	(9,175,374)
Swap contracts	188,113	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	15	-
Net change in unrealized appreciation (depreciation)	5,041,969	(3,909,314)	(2,417,761)	(9,175,374)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	3,408,913	(5,346,223)	(8,061,725)	(12,730,410)
Net increase (decrease) in net assets resulting from operations	$15,582,608	$(5,072,860)	$(7,974,811)	$(12,663,963)

(a) Net of withholding tax of:	$-	$-	$303	$-

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Inflation-Protected and Income Fund		MML Enhanced Index Core Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$12,173,695	$12,686,005	$273,363	$569,074
Net realized gain (loss) on investment transactions	(1,633,056)	(384,144)	(1,436,909)	3,758,624
Net change in unrealized appreciation (depreciation) on investments	5,041,969	9,284,264	(3,909,314)	(2,283,143)
Net increase (decrease) in net assets resulting from operations	15,582,608	21,586,125	(5,072,860)	2,044,555
Distributions to shareholders (Note 2):
From net investment income	(5,858,779)	(12,539,749)	-	(567,012)
From net realized gains	-	-	-	(4,257,159)
Tax return of capital	-	(22,503)	-	(4,024)
Net fund share transactions (Note 5)	70,502,176	94,624,657	(10,030,622)	275,351
Increase (decrease) in net assets from fund share transactions	70,502,176	94,624,657	(10,030,622)	275,351
Total increase (decrease) in net assets	80,226,005	103,648,530	(15,103,482)	(2,508,289)
Net assets
Beginning of period	335,968,526	232,319,996	43,997,434	46,505,723
End of period	$416,194,531	$335,968,526	$28,893,952	$43,997,434
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$6,311,716	$(3,200)	$272,341	$(1,022)

The accompanying notes are an integral part of the financial statements.

28

	MML Small Cap Equity Fund		MML Small Company Opportunities Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$86,914	$675,473	$66,447	$(165,491)
Net realized gain (loss) on investment transactions	(5,643,964)	5,744,351	(3,555,036)	19,987,992
Net change in unrealized appreciation (depreciation) on investments	(2,417,761)	(7,002,506)	(9,175,374)	(26,312,076)
Net increase (decrease) in net assets resulting from operations	(7,974,811)	(582,682)	(12,663,963)	(6,489,575)
Distributions to shareholders (Note 2):
From net investment income	-	(613,381)	-	-
From net realized gains	-	(7,354,131)	-	(19,983,625)
Tax return of capital	-	-	-	-
Net fund share transactions (Note 5)	17,662,520	(1,205,001)	(7,913,053)	19,640,058
Increase (decrease) in net assets from fund share transactions	17,662,520	(1,205,001)	(7,913,053)	19,640,058
Total increase (decrease) in net assets	9,687,709	(9,755,195)	(20,577,016)	(6,833,142)
Net assets
Beginning of period	78,566,723	88,321,918	83,385,278	90,218,420
End of period	$88,254,432	$78,566,723	$62,808,262	$83,385,278
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$111,500	$24,586	$63,345	$(3,102)

29

MML Series Investment Fund II – Financial Highlights
(For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$10.56		$10.27	$10.57	$10.91	$10.72	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.35	***	0.47 ***	0.38 ***	0.79 ***	0.36	0.23
Net realized and unrealized gain (loss) on investments	0.11		0.27	(0.28)	(0.62)	0.29	0.50
Total income (loss) from investment operations	0.46		0.74	0.10	0.17	0.65	0.73
Less distributions to shareholders:
From net investment income	(0.17)		(0.45)	(0.40)	(0.51)	(0.40)	(0.23)
From net realized gains	-		-	-	(0.00)†	(0.06)	(0.01)
Tax return of capital	-		(0.00)†	-	(0.00)†	-	-
Total distributions	(0.17)		(0.45)	(0.40)	(0.51)	(0.46)	(0.24)
Net asset value, end of period	$10.85		$10.56	$10.27	$10.57	$10.91	$10.72
Total Return^^	4.30	% **	7.51%	0.97%	1.61%	6.25%	7.01%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$416,195		$335,969	$232,320	$171,307	$88,838	$35,436
Ratio of operating expenses to average daily net assets:
Before expense waiver	0.59	% *	0.61%	0.61%	0.63%	0.66%	0.78%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.71	% #
Interest expense to average daily net assets‡‡	0.34	% *	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	6.48	% *	4.51%	3.67%	7.29%	3.69%	2.53%
Portfolio turnover rate	43	% **	10%	10%	2%	15%	25%

MML Enhanced Index Core Equity Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of period	$10.12		$10.84		$9.75		$9.83		$8.99		$7.13
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.14	***	0.14	***	0.13		0.13		0.08
Net realized and unrealized gain (loss) on investments	(1.35)		0.35		1.44		0.41		0.84		1.86
Total income (loss) from investment operations	(1.28)		0.49		1.58		0.54		0.97		1.94
Less distributions to shareholders:
From net investment income	-		(0.13)		(0.12)		(0.12)		(0.13)		(0.08)
From net realized gains	-		(1.08)		(0.37)		(0.50)		-		-
Tax return of capital	-		(0.00	)†	-		-		-		-
Total distributions	-		(1.21)		(0.49)		(0.62)		(0.13)		(0.08)
Net asset value, end of period	$8.84		$10.12		$10.84		$9.75		$9.83		$8.99
Total Return^^	(12.65	)% **	4.43%		16.18%		5.53%		10.81%		27.19%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$28,894		$43,997		$46,506		$18,788		$18,156		$16,083
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.70%		0.70%		0.81%		0.81%		0.80%
After expense waiver	0.69	% *#	0.66	% #	0.66	% #	0.66	% #	0.66	% #	0.66	% #
Net investment income (loss) to average daily net assets	1.41	% *	1.23%		1.36%		1.28%		1.43%		1.14%
Portfolio turnover rate	70	% **	155%		123%		144%		120%		78%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

‡‡  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund II – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Small Cap Equity Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$9.02		$10.09		$12.05		$12.71	$11.14	$8.50
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.08	***	0.05	***	0.03 ***	0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.87)		(0.17)		1.24		(0.05)	1.80	2.64
Total income (loss) from investment operations	(0.86)		(0.09)		1.29		(0.02)	1.82	2.66
Less distributions to shareholders:
From net investment income	-		(0.07)		(0.05)		(0.03)	(0.02)	(0.02)
From net realized gains	-		(0.91)		(3.20)		(0.61)	(0.23)	-
Total distributions	-		(0.98)		(3.25)		(0.64)	(0.25)	(0.02)
Net asset value, end of period	$8.16		$9.02		$10.09		$12.05	$12.71	$11.14
Total Return^^	(9.50	)% **	(1.20)%		10.50%		(0.21)%	16.36%	31.29%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$88,254		$78,567		$88,322		$93,058	$100,915	$85,904
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	% *	0.92%		0.91%		0.71%	0.71%	0.73%
After expense waiver	0.88	% *#	0.76	% #	0.76	% #	N/A	N/A	0.73	% ^^^
Net investment income (loss) to average daily net assets	0.22	% *	0.77%		0.38%		0.25%	0.17%	0.20%
Portfolio turnover rate	65	% **	118%		162%		27%	39%	43%

MML Small Company Opportunities Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$11.24		$15.69		$15.08		$15.19	$13.79	$10.13
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.03	)***	(0.05	)***	(0.06)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.79)		(0.99)		2.35		1.71	2.62	4.32
Total income (loss) from investment operations	(1.78)		(1.02)		2.30		1.65	2.55	4.28
Less distributions to shareholders:
From net realized gains	-		(3.43)		(1.69)		(1.76)	(1.15)	(0.62)
Total distributions	-		(3.43)		(1.69)		(1.76)	(1.15)	(0.62)
Net asset value, end of period	$9.46		$11.24		$15.69		$15.08	$15.19	$13.79
Total Return^^	(15.75	)% **	(7.07)%		15.42%		10.94%	18.83%	42.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$62,808		$83,385		$90,218		$73,752	$63,331	$43,172
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.13%		1.12%		1.14%	1.15%	1.18%
After expense waiver	N/A		N/A		N/A		N/A	N/A	1.16	% #
Net investment income (loss) to average daily net assets	0.19	% *	(0.18)%		(0.31)%		(0.44)%	(0.55)%	(0.38)%
Portfolio turnover rate	26	% **	155%		55%		56%	59%	57%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

31

Notes to Financial Statements (Unaudited)

1.  The Fund
   MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are four series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Inflation-Protected and Income Fund (formerly MML Inflation-Protected Bond Fund) ("Inflation-Protected and Income Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund") and MML Small Company Opportunities Fund ("Small Company Opportunities Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
  Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service

32

Notes to Financial Statements (Unaudited) (Continued)

information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:

Asset Valuation Inputs

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Inflation-Protected and Income Fund	$-	$415,082,639	$-	$415,082,639
Enhanced Index Core Equity Fund	28,908,801	8,211	-	28,917,012
Small Cap Equity Fund	87,361,323	1,422,627	-	88,783,950
Small Company Opportunities Fund	61,289,592	2,677,048	-	63,966,640

33

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Unobservable Inputs	Level 3 – Significant Observable Inputs	Total
Inflation-Protected and Income Fund	$-	$188,113	$-	$188,113

*Other financial instruments include swap contracts.

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at June 30, 2008.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended June 30, 2008, the Trust earned securities lending income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Inflation-Protected and Income Fund	$489,948	$385,450	$104,498
Enhanced Index Core Equity Fund	18,905	16,295	2,610
Small Cap Equity Fund	109,406	69,908	39,498
Small Company Opportunities Fund	103,620	69,137	34,483
	$721,879	$540,790	$181,089

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements
   Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

34

Notes to Financial Statements (Unaudited) (Continued)

The Fund listed in the following table had open reverse repurchase agreements at June 30, 2008:

Face Value		Description	Value
		Inflation-Protected and Income Fund
30,000,000	USD	Agreement with Merrill Lynch International, dated 6/05/08, 2.18%, to be repurchased on demand at face value plus accrued interest.	$34,241,000
22,000,000	USD	Agreement with HSBC Finance Corp., dated 6/09/08, 2.15%, to be repurchased on demand at face value plus accrued interest.	26,107,000
30,000,000	USD	Agreement with HSBC Finance Corp., dated 6/10/08, 2.20%, to be repurchased on demand at face value plus accrued interest.	33,578,000
10,000,000	USD	Agreement with HSBC Finance Corp., dated 6/10/08, 2.20%, to be repurchased on demand at face value plus accrued interest.	12,254,000
27,000,000	USD	Agreement with HSBC Finance Corp., dated 6/10/08, 2.20%, to be repurchased on demand at face value plus accrued interest.	30,961,000
46,000,000	USD	Agreement with Merrill Lynch International, dated 6/19/08, 2.20%, to be repurchased on demand at face value plus accrued interest.	55,833,000
30,000,000	USD	Agreement with Merrill Lynch International, dated 6/19/08, 2.20%, to be repurchased on demand at face value plus accrued interest.	38,964,000
30,000,000	USD	Agreement with HSBC Finance Corp., dated 6/19/08, 2.15%, to be repurchased on demand at face value plus accrued interest.	33,705,000
			$265,643,000
Average balance outstanding			$(190,933,313)
Average interest rate			0.33%
Maximum balance outstanding			$(265,643,080)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

35

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders
   Dividends from net investment income are declared and paid quarterly for the Inflation-Protected and Income Fund and annually for the Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

  Forward Foreign Currency Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

    The Funds had no open forward foreign currency contracts at June 30, 2008.

Delayed Delivery Transactions,
When-Issued Securities, and Forward Commitments  Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other

36

Notes to Financial Statements (Unaudited) (Continued)

factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts
   A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Funds had no open futures contracts at June 30, 2008.

Swaps, Caps, Floors and Collars
    A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swap Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to

37

Notes to Financial Statements (Unaudited) (Continued)

owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or

38

Notes to Financial Statements (Unaudited) (Continued)

index; or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Risk Factors in Swap Contracts and Other Two-Party Contracts The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund listed in the following table had open swap agreements at June 30, 2008:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund Total Return Swaps
25,000,000 USD	10/03/08	Agreement with Barclays Capital, Inc., dated	$(21,431)
		4/03/08 to pay the three month floating rate
		LIBOR plus 0.48 and to receive the Barclays
		U.S. Government Inflation Linked Index.
25,000,000 USD	10/21/08	Agreement with Barclays Bank PLC, dated 4/21/08 to pay the three month floating rate LIBOR plus 0.65 and to receive the total return on the Barclays U.S. Government Inflation Linked Index.	209,544
			$188,113

Inflation-Indexed Bonds
   The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

39

Notes to Financial Statements (Unaudited) (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities
   The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

40

Notes to Financial Statements (Unaudited) (Continued)

3.  Management Fees and Other Transactions

Investment Management Fees
  Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

Inflation-Protected and Income Fund	0.60% of the first $100 million
0.55% of the next $200 million
0.50% of the next $200 million
0.45% of any excess over $500 million
Enhanced Index Core Equity Fund	0.55%
Small Cap Equity Fund	0.65% of the first $100 million
0.60% of the next $100 million
0.55% of the next $300 million
0.50% of any excess over $500 million
Small Company Opportunities Fund	1.05%

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital"), pursuant to which Babson Capital serves as the Inflation-Protected and Income Fund's and the Enhanced Index Core Equity Fund's sub-adviser providing day-to-day management of each Fund's investments. Babson Capital is a wholly owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate of 0.08% of the average daily net assets of the Inflation-Protected and Income Fund. For the Enhanced Index Core Equity Fund, Babson Capital receives a fee from MassMutual at the following annual rates on Aggregate Assets: 0.30% of the first $50 million, 0.25% of the next $50 million, and 0.20% of any excess over $100 million. For purposes of this sub-advisory agreement, "Aggregate Assets" means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

MassMutual has entered into investment sub-advisory agreements with OppenheimerFunds, Inc. ("OFI"), pursuant to which OFI serves as the Small Cap Equity Fund's and Small Company Opportunities Fund's sub-adviser providing day-to-day management of each Fund's investments. OFI is a majority owned, indirect subsidiary of MassMutual. OFI receives a fee from MassMutual equal to an annual rate of 0.25% of the average daily net assets of the Small Cap Equity Fund and 0.75% of the average daily net assets of the Small Company Opportunities Fund.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Expense Waivers
   MassMutual has agreed to bear the expenses of the Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation expenses and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund* fees and expenses, in excess of 0.11% of the average daily net asset values of each Fund through April 30, 2008.

*  Acquired Fund fees and expenses represent approximate expenses borne indirectly by a Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of a Fund's investments among other pooled investment vehicles.

41

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation  Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other assets. For the period ended June 30, 2008, no significant amounts have been deferred.

Other  Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

4.  Purchases and Sales of Investments   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2008, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Inflation-Protected and Income Fund	$230,452,834	$-	$138,815,896	$18,766,809
Enhanced Index Core Equity Fund	-	27,275,600	-	37,002,190
Small Cap Equity Fund	-	69,211,074	-	51,634,766
Small Company Opportunities Fund	-	17,820,058	-	22,726,168

5.  Capital Share Transactions  Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund
Sold	10,006,811	$107,923,894	11,307,026	$116,873,418
Issued as reinvestment of dividends	544,496	5,858,779	1,222,086	12,562,252
Redeemed	(3,975,235)	(43,280,497)	(3,341,494)	(34,811,013)
Net increase (decrease)	6,576,072	$70,502,176	9,187,618	$94,624,657
Enhanced Index Core Equity Fund
Sold	87,280	$806,666	230,515	$2,577,484
Issued as reinvestment of dividends	-	-	463,943	4,828,195
Redeemed	(1,167,061)	(10,837,288)	(636,371)	(7,130,328)
Net increase (decrease)	(1,079,781)	$(10,030,622)	58,087	$275,351
Small Cap Equity Fund
Sold	3,034,660	$25,448,906	695,612	$7,273,635
Issued as reinvestment of dividends	-	-	842,775	7,967,512
Redeemed	(932,331)	(7,786,386)	(1,577,217)	(16,446,148)
Net increase (decrease)	2,102,329	$17,662,520	(38,830)	$(1,205,001)
Small Company Opportunities Fund
Sold	750,000	$3,469,288	840,166	$13,122,114
Issued as reinvestment of dividends	-	-	1,708,188	19,983,625
Redeemed	(1,531,405)	(11,382,341)	(880,817)	(13,465,681)
Net increase (decrease)	(781,405)	$(7,913,053)	1,667,537	$19,640,058

42

Notes to Financial Statements (Unaudited) (Continued)

6.  Federal Income Tax Information   At June 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund	$674,424,172	$9,038,374	$(2,736,907)	$6,301,467
Enhanced Index Core Equity Fund	30,916,080	1,217,985	(3,217,053)	(1,999,068)
Small Cap Equity Fund	89,973,578	8,477,222	(9,666,850)	(1,189,628)
Small Company Opportunities Fund	84,700,328	2,916,213	(23,649,901)	(20,733,688)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2007, the following Fund had available, for federal income tax purposes, unused capital losses:

	Expiring 2014	Expiring 2015
Inflation-Protected and Income Fund	$608,772	$760,775

The following Funds elected to defer to January 1, 2008, post-October capital losses:

Amount
Enhanced Index Core Equity Fund	$461,075
Small Cap Equity Fund	188,589

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Internal Revenue Code) paid during the year ended December 31, 2007, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Inflation-Protected and Income Fund	$12,539,749	$-	$22,503
Enhanced Index Core Equity Fund	3,361,222	1,462,949	4,024
Small Cap Equity Fund	5,768,746	2,198,766	-
Small Company Opportunities Fund	5,685,398	14,298,227	-

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

7.  Indemnifications  Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

43

Notes to Financial Statements (Unaudited) (Continued)

8.  New Accounting Pronouncements
   In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

9.  Proxy Voting
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

10.  Quarterly Reporting
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

11.  Trustees' Approval of Investment
Advisory Contracts
   At a meeting in April 2008, the Board of Trustees (the "Board"), including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Inflation-Protected Bond Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund. In preparation for the meeting, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Trustees received in advance of the meeting (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Trustees in their evaluation of the Contracts. The Trustees also considered information presented to them throughout the year regarding MassMutual and each of the Sub-Advisers.

The Trustees considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with their review, the Trustees noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and

44

Notes to Financial Statements (Unaudited) (Continued)

its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, Management responded to Trustee questions and provided additional information concerning each Fund.

With respect to the Enhanced Index Core Equity Fund, the Trustees considered, in addition to the other factors noted above, the fact that the Fund had total net expenses that ranked in the 2nd quintile of its expense universe and had performance for the three-year period that ranked in the 3rd quintile of its performance universe.

The Trustees took into consideration that the Small Cap Equity Fund and the Inflation-Protected Bond Fund had total net expenses that ranked in the 1st quintile in their respective expense universes and a performance ranking that had improved over the past two years, in the case of the Small Cap Equity Fund following a portfolio manager change. It was noted that the Inflation-Protected Bond Fund would be undergoing changes to its investment strategy to allow it to more closely track its benchmark index.

With respect to the Small Company Opportunities Fund, the Trustees took into consideration the fact that the Fund had near median total net expenses and had performance for the three-year period that ranked in the 3rd quintile of its performance universe.

In conjunction with their review of the Third-Party Report, the Trustees also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis for those Funds without breakpoints of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Independent Trustees did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of the Funds and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and the total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

At a meeting in May 2008, the Board, including the Independent Trustees, approved an Amendment to each Fund's Sub-Advisory Agreement to reflect that (i) each Sub-Adviser will not consult with any of the Funds' other Sub-Advisers concerning transactions for the Funds for which they sub-advise and (ii) if two or more Sub-Advisers are responsible for providing investment advice to a Fund, that each Sub-Adviser's responsibility for providing advice is limited to their discrete portion of the Fund's portfolio.

45

Other Information (Unaudited)

Fund Expenses June 30, 2008

Expense Examples	The following information is in regards to expenses for the six months ended June 30, 2008:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2008.

Actual Expenses	The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expense Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expense Incurred*
Inflation-Protected and Income Fund	$1,000	0.93%	$1,043.00	$4.72	$1,020.20	$4.67
Enhanced Index Core Equity Fund	1,000	0.69%	873.50	3.21	1,021.40	3.47
Small Cap Equity Fund	1,000	0.88%	905.00	4.17	1,020.50	4.42
Small Company Opportunities Fund	1,000	1.15%	842.50	5.27	1,019.10	5.77

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2008, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

46

Securities offered through registered representatives of MML Investors Services, Inc.
Member FINRA and SIPC (www.finra.org and www.sipc.org)
1295 State Street, Springfield, MA 01111.

© 2008 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life
Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4540_IIa 708

MML Series
Investment Fund II

Semiannual Report

MML Money Market Fund

MML Managed Bond Fund

MML Blend Fund

MML Equity Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2008

| insure | invest | retire |

Table of Contents

Letter to Shareholders	1

Portfolio Summary	3

Portfolio of Investments

MML Money Market Fund	7

MML Managed Bond Fund	8

MML Blend Fund	18

MML Equity Fund	30

Statement of Assets and Liabilities	32

Statement of Operations	33

Statement of Changes in Net Assets	34

Financial Highlights	36

Notes to Financial Statements	38

Other Information	54

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Series Investment Fund II – President's Letter to Shareholders

To Our Shareholders

June 30, 2008

Richard J. Byrne

"The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives."

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2008. We have made some changes to this report by eliminating some components of the six-month portfolio manager report sections as part of our overall effort to streamline and improve the efficiency of our reporting. We will continue to publish the 12-month portfolio manager reports with fund-specific discussions as well as corresponding performance charts and tables in the MML Series Investment Fund II Annual Report, which is published annually after December 31 (the MML Series Investment Fund II fiscal year-end).

Economic Doldrums and Lack of Consumer Confidence Hinder Investment Returns

After struggling against ongoing concerns regarding the credit crisis, the depressed U.S. housing market and high energy prices early in the year, U.S. stocks attempted to rally during the spring of 2008, but surging energy prices, overall inflation and ongoing weakness in the beleaguered financial sector stymied the advance. The period featured a number of bold interventions by the Federal Reserve Board ("Fed") – including engineering the sale of investment bank Bear Stearns to JPMorgan Chase as well as multiple reductions of key target short-term interest rates – which helped stabilize share prices over the short term but failed to keep investors optimistic in the face of bad news affecting a variety of industries and the U.S. economy overall. The May employment report indicated the nation's unemployment rate moved meaningfully higher from 5.0% to 5.5% and fueled concerns that the U.S. economy might enter a recession after all. June brought a worsening inflation picture. While the so-called "core" numbers for May consumer and producer prices, which exclude volatile food and energy prices, both registered 0.2% increases, broader inflation figures for the month were much higher. Near the end of the six-month period, crude oil traded above $140 per barrel, roughly double the price of a year earlier. In turn, sharply higher fuel prices created a stiff headwind for the auto and airline industries, as well as for consumer confidence generally.

For the six months ended June 30, 2008, exposure to financials and General Motors were factors pressuring the blue-chip Dow Jones Industrial AverageSM ("Dow"), which returned -14.44%. In the process, the venerable Dow finished the period just above bear market status. A bear market in a particular index occurs when the index declines 20% or more from its peak. At quarter-end, the Dow had declined nearly 20% from its October 2007 peak. Other key market benchmarks also experienced declines during the period. The S&P 500® Index, a broad measure of large-cap stock activity, returned -11.91%. The NASDAQ Composite® Index came back somewhat in the second half of the period on the relative strength of technology stocks, but still returned -13.55%. Small-cap stocks, as measured by the Russell 2000® Index, returned -9.37%. Foreign stocks also endured their share of declines, as the MSCI® EAFE® Index, a measure of foreign developed markets, finished the six months with a -10.96% return.*

The market's increasing focus on inflation in the latter half of the period – along with easing concerns about a systemic failure due to the subprime mortgage crisis – had a mainly negative impact on the bond market, which had held up well earlier in the year. The yield of the bellwether 10-year Treasury note climbed to end the period just below 4.00%. At the same time, short-term rates declined, prompted by the Fed's numerous cuts in its target federal funds rate – a key overnight bank lending rate – over the period. At the central bank's June meeting, though, the Fed held that key rate steady amid speculation that it could begin raising rates as early as the fall to curb inflation. Against this backdrop, the Lehman Brothers® U.S. Aggregate Index finished the six months with a still-positive +1.13% return.*

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President's Letter to Shareholders (Continued)

What's behind the move in crude?

When the price of crude oil crossed the $100-per-barrel threshold in the first quarter of 2008, plenty of consumers rubbed their eyes in disbelief. After all, as recently as the previous summer, crude had been trading in the low $70s, and its price had leveled out after surging higher during the bad hurricane season of 2005. As it turned out, the first quarter was only a preview of more to come. The rally accelerated in the second quarter, with crude oil touching $140 a barrel by the end of June, pushing the average price of a gallon of regular gasoline at the pump to more than $4.00.

Rising energy prices, together with increases in other commodities, also had a noticeable impact on U.S. inflation. The latest figures from the Labor Department revealed that consumer prices rose 0.6% in May, and producer prices recorded an even larger 1.4% jump. Year-over-year changes for both data series reached alarmingly high levels as well.

While the role of oil speculators on surging prices is an area of hot debate, at this point few would deny the impact of changes in fundamental supply and demand conditions. Recently, much attention has been focused on the demand side of the crude oil equation, and with considerable justification. The rapid expansion of the middle class and the accompanying infrastructure build-out occurring in China, India and other emerging markets appear to be trends that could drive the demand for crude oil into the future.

Outlook

While increases in the price of crude oil and related commodities in the energy complex have unnerved many investors, near vertical increases in the price of any commodity have historically not been sustainable for long. The financial markets continue to react negatively to increases in energy prices along with other industrial and food commodities. At the same time, despite slowing economic growth and a difficult environment in the financial sector, the U.S. economy as a whole has proven resilient. No matter the environment, you may want to consider consulting your financial representative, who can work with you to develop a course of action that will help you stay invested for the long term, according to a plan that fits your risk tolerance, time horizon and financial objectives.

Richard J. Byrne
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/08 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results

MML Series Investment Fund II – Portfolio Summary

What is the investment objective of the MML Money Market Fund – and who is the Fund's sub-adviser?
   The Fund seeks to achieve high current income, the preservation of capital, and liquidity. These objectives are of equal importance. The Fund invests in high-quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Money Market Fund Asset Allocation (% of Net Assets) on 6/30/08
Commercial Paper	95.8%
U.S. Treasury Bills	3.8%
Discount Notes	2.2%
Total Short-Term Investments	101.8%
Other Assets and Liabilities	(1.8)%
100.0%

MML Series Investment Fund II – Portfolio Summary (Continued)

What is the investment objective of the MML Managed Bond Fund – and who is the Fund's sub-adviser?
   The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital by normally investing at least 80% of its net assets in investment-grade fixed-income debt securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Managed Bond Fund Quality Structure (% of Net Assets) on 6/30/08
U.S. Governments, Aaa/AAA	67.1%
Aa/AA	4.6%
A	8.8%
Baa/BBB	11.7%
Ba/BB	3.0%
B and Below	0.2%
Other Long-Term Investments	0.1%
Total Long-Term Investments	95.5%
Short-Term Investments and Other Assets and Liabilities	4.5%
100.0%

MML Series Investment Fund II – Portfolio Summary (Continued)

What is the investment objective of the MML Blend Fund – and who is the Fund's sub-adviser?
   The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Blend Fund Asset Allocation (% of Net Assets) on 6/30/08
Equities	62.3%
Bonds & Notes	33.5%
Mutual Funds	2.1%
Rights	0.0%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
100.0%

MML Blend Fund Largest Holdings (% of Net Assets) on 6/30/08
Exxon Mobil Corp.	2.5%
Johnson & Johnson	1.3%
The Procter & Gamble Co.	1.3%
Chevron Corp.	1.3%
International Business Machines Corp.	1.3%
Microsoft Corp.	1.2%
AT&T, Inc.	1.1%
General Electric Co.	1.1%
ConocoPhillips Co.	1.1%
Hewlett-Packard Co.	1.0%

MML Series Investment Fund II – Portfolio Summary (Continued)

What is the investment objective of the MML Equity Fund – and who are the Fund's sub-advisers?   This Fund's primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund's sub-advisers are OppenheimerFunds, Inc. (OFI) and AllianceBernstein L.P. (AllianceBernstein). Each sub-adviser is responsible for a portion of the portfolio, but not necessarily equal weighted.

MML Equity Fund Industry Table (% of Net Assets) on 6/30/08
Oil & Gas	16.4%
Diversified Financial	14.0%
Chemicals	5.7%
Electric	5.7%
Pharmaceuticals	5.6%
Telecommunications	5.3%
Insurance	5.1%
Semiconductors	4.9%
Manufacturing	4.6%
Media	4.4%
Beverages	3.6%
Banks	3.6%
Agriculture	2.8%
Auto Manufacturers	2.7%
Foods	1.5%
Health Care — Services	1.1%
Iron & Steel	0.9%
Machinery — Diversified	0.9%
Retail	0.8%
Entertainment	0.8%
Cosmetics & Personal Care	0.7%
Oil & Gas Services	0.7%
Electronics	0.6%
Trucking & Leasing	0.6%
Computers	0.5%
Mining	0.5%
Health Care — Products	0.5%
Aerospace & Defense	0.3%
Packaging & Containers	0.3%
Automotive & Parts	0.2%
Distribution & Wholesale	0.2%
Biotechnology	0.1%
Home Builders	0.1%
Apparel	0.1%
Leisure Time	0.1%
Forest Products & Paper	0.0%
Savings & Loans	0.0%
Total Long-Term Investments	95.9%
Short-Term Investments and Other Assets and Liabilities	4.1%
100.0%

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/08
Exxon Mobil Corp.	5.8%
Devon Energy Corp.	4.1%
The Goldman Sachs Group, Inc.	3.7%
The Coca-Cola Co.	3.6%
Credit Suisse Group, Sponsored ADR	3.6%
AT&T, Inc.	3.4%
Siemens AG Sponsored ADR	3.3%
Abbott Laboratories	3.3%
Lam Research Corp.	3.1%
FirstEnergy Corp.	2.8%

MML Money Market Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.8%
Commercial Paper — 95.8%
Abbey National NA 2.450% 8/21/08	$2,460,000	$2,451,462
Abbot Laboratories 1.950% 7/01/08	2,125,000	2,125,000
American Honda Finance Corp. 2.070% 7/02/08	3,000,000	2,999,828
Archer Daniels Midland Co.(a) 2.250% 8/22/08	3,200,000	3,189,600
AT&T, Inc. 2.350% 9/19/08	3,149,000	3,132,555
Bank Scotland PLC 2.940% 9/29/08	2,840,000	2,819,126
Becton Dickinson & Co. 2.170% 7/28/08	2,715,000	2,710,581
Caterpillar Financial Services Corp. 2.150% 7/14/08	3,000,000	2,997,671
CBA (Delaware) Finance, Inc. 2.520% 8/20/08	2,750,000	2,740,375
Coca-cola Co. 2.030% 7/15/08	1,350,000	1,348,934
Coca-cola Co. 2.160% 8/06/08	1,775,000	1,771,166
Colgate Palmolive Co. 2.150% 7/01/08	2,266,000	2,266,000
Colgate Palmolive Co. 2.150% 7/10/08	2,266,000	2,264,782
Daimlerchrysler 2.650% 7/09/08	2,843,000	2,841,326
Danske Corp.(a) 2.500% 7/21/08	510,000	509,292
Danske Corp.(a) 2.650% 7/14/08	2,400,000	2,397,703
Ei Dupont 2.120% 7/16/08	2,712,000	2,709,604
FCAR Owner Trust I 2.800% 8/06/08	3,150,000	3,141,180
General Electric Co. 2.360% 9/26/08	3,200,000	3,181,749
Goldman Sachs Group, Inc. 2.600% 8/12/08	2,625,000	2,617,038
Govco, Inc.(a) 2.700% 9/08/08	1,617,000	1,608,632
Govco, Inc.(a) 2.850% 11/03/08	1,560,000	1,544,563
Governor & Co. of The Bank of Ireland(a) 2.680% 8/18/08	2,026,000	2,018,760

	Principal Amount	Value
Honeywell International, Inc.(a) 2.200% 8/14/08	$741,000	$739,008
Honeywell International, Inc.(a) 2.250% 8/14/08	1,621,000	1,616,542
HSBC Finance Corp. 2.380% 7/24/08	3,125,000	3,120,248
ING U.S. Funding LLC 2.820% 7/22/08	514,000	513,154
ING U.S. Funding LLC 2.900% 8/05/08	2,100,000	2,094,079
John Deere Capital Corp.(a) 2.060% 7/28/08	1,492,000	1,489,695
Johnson & Johnson(a) 2.030% 7/21/08	3,125,000	3,121,476
Kitty Hawk Funding Corp.(a) 2.500% 7/10/08	1,265,000	1,264,209
Kitty Hawk Funding Corp.(a) 2.750% 9/16/08	1,865,000	1,854,030
L'Oreal USA, Inc.(a) 2.160% 7/21/08	2,714,000	2,710,743
Medtronic, Inc. 2.050% 7/10/08	3,147,000	3,145,387
Nestle Capital Corp.(a) 2.050% 8/04/08	317,000	316,386
Nestle Capital Corp.(a) 2.180% 8/04/08	459,000	458,055
Nestle Capital Corp.(a) 2.620% 8/04/08	2,175,000	2,169,618
New Center Asset Trust 2.830% 7/11/08	2,995,000	2,992,646
Paccar Financial Corp. 2.070% 7/17/08	3,000,000	2,997,240
Pfizer, Inc. 2.150% 8/08/08	3,100,000	3,092,965
Proctor & Gamble Co.(a) 2.140% 7/08/08	2,810,000	2,808,831
Rockwell Collins, Inc.(a) 2.250% 7/23/08	2,840,000	2,836,095
Sheffield Receivable 2.520% 7/25/08	2,880,000	2,875,162
Sigma Aldrich Corp.(a) 2.230% 7/15/08	2,791,000	2,788,580
Southern Co.(a) 2.150% 7/07/08	3,125,000	3,123,880
The Stanley Works, The(a) 2.200% 7/09/08	2,966,000	2,964,550
Toyota Motor Credit Corp. 2.310% 8/29/08	1,220,000	1,215,381

	Principal Amount	Value
Unilever Capital Corp. 2.280% 9/12/08	$1,581,000	$1,573,691
Wal-Mart Stores, Inc.(a) 2.350% 5/08/09	3,197,000	3,132,096
Walt Disney Co., The 2.130% 7/30/08	3,150,000	3,144,595
Wells Fargo & Co. 2.330% 7/25/08	3,117,000	3,112,158
Windmill Funding Corp. 2.570% 7/31/08	2,310,000	2,305,053
Wisconsin Electric Power 2.400% 7/18/08	3,000,000	2,996,600
		123,959,080
U.S. Treasury Bills — 3.8%
U.S. Treasury Bill 1.665% 10/30/08	2,125,000	2,113,108
U.S. Treasury Bill 2.790% 7/03/08	2,740,000	2,739,575
		4,852,683
Discount Notes — 2.2%
Federal Home Loan Bank 2.170% 8/13/08	2,855,000	2,847,600
TOTAL SHORT-TERM INVESTMENTS (Cost $131,659,363)		131,659,363
TOTAL INVESTMENTS — 101.8% (Cost $131,659,363)(b)		131,659,363
Other Assets/ (Liabilities) — (1.8%)		(2,323,035)
NET ASSETS — 100.0%		$129,336,328

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $44,662,344 or 34.53% of net assets.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Investment Companies — 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $450,000)(a) (b) (c)	4,500	$414,000
TOTAL PREFERRED STOCK (Cost $450,000)		414,000
TOTAL EQUITIES (Cost $450,000)		414,000
	Principal Amount
BONDS & NOTES — 95.4%
CORPORATE DEBT — 29.0%
Agriculture — 0.2%
Cargill, Inc.(b) 5.200% 1/22/13	$1,300,000	1,287,523
Airlines — 0.0%
United Air Lines, Inc.(d) (e) 10.110% 12/31/49	271,929	-
US Airways, Inc. Class B(d) (e) 7.500% 4/15/49	869,681	9
		9
Apparel — 0.2%
Kellwood Co. 7.875% 7/15/09	240,000	225,600
VF Corp. 6.450% 11/01/37	800,000	756,778
		982,378
Banks — 1.3%
Bank of America Corp. 3.250% 8/15/08	500,000	499,825
Bank of America Corp. 4.250% 10/01/10	375,000	372,204
Bank of America Corp. 5.750% 12/01/17	930,000	873,378
HSBC Finance Corp. 6.375% 10/15/11	405,000	414,212
HSBC Holdings PLC 6.500% 9/15/37	600,000	546,950

	Principal Amount	Value
Wachovia Bank NA 6.600% 1/15/38	$1,525,000	$1,328,870
Wachovia Bank NA 7.800% 8/18/10	600,000	632,315
Wachovia Corp. 5.300% 10/15/11	1,080,000	1,056,003
Wells Fargo & Co. 4.375% 1/31/13	1,400,000	1,355,630
Wells Fargo & Co. 5.625% 12/11/17	400,000	387,017
		7,466,404
Beverages — 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	350,000	320,372
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	217,467
The Coca-Cola Co. 5.350% 11/15/17	550,000	554,396
Diageo Finance BV 3.875% 4/01/11	770,000	756,285
Miller Brewing Co.(b) 4.250% 8/15/08	425,000	425,580
Molson Coors Capital Finance ULC 4.850% 9/22/10	530,000	530,735
		2,804,835
Building Materials — 0.1%
American Standard, Inc. 7.625% 2/15/10	800,000	838,957
Chemicals — 1.2%
Cytec Industries, Inc. 5.500% 10/01/10	475,000	478,335
Ecolab, Inc. 4.875% 2/15/15	1,500,000	1,466,095
Ecolab, Inc. 6.875% 2/01/11	1,100,000	1,143,226
EI Du Pont de Nemours & Co. 5.000% 1/15/13	480,000	484,051
Lubrizol Corp. 4.625% 10/01/09	645,000	641,974
Lubrizol Corp. 5.875% 12/01/08	425,000	428,157
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,264,554
Sensient Technologies 6.500% 4/01/09	600,000	599,509
		6,505,901

	Principal Amount	Value
Commercial Services — 0.9%
Deluxe Corp. 7.375% 6/01/15	$145,000	$126,875
Donnelley R.R. & Sons Co. 4.950% 5/15/10	550,000	538,521
Equifax, Inc. 7.000% 7/01/37	415,000	381,935
ERAC USA Finance Co.(b) 5.800% 10/15/12	1,600,000	1,512,242
ERAC USA Finance Co.(b) 6.700% 6/01/34	355,000	290,738
ERAC USA Finance Co.(b) 7.000% 10/15/37	1,500,000	1,247,671
Valassis Communications, Inc. 6.625% 1/15/09	1,060,000	1,054,700
		5,152,682
Computers — 0.1%
Electronic Data Systems Corp. Series B 6.500% 8/01/13	430,000	441,639
Diversified Financial — 5.6%
American Express Co. 6.150% 8/28/17	350,000	341,860
American General Finance Corp. 5.900% 9/15/12	1,575,000	1,517,670
American General Finance Corp. 6.500% 9/15/17	350,000	307,440
American General Finance Corp. 6.900% 12/15/17	450,000	392,204
American Honda Finance Corp.(b) 3.850% 11/06/08	850,000	849,922
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,100,000	1,147,922
BlackRock, Inc. 6.250% 9/15/17	350,000	351,981
Boeing Capital Corp. Ltd. 6.500% 2/15/12	690,000	732,312
CIT Group, Inc. 3.875% 11/03/08	1,400,000	1,369,400
CIT Group, Inc. 5.125% 9/30/14	595,000	426,168
CIT Group, Inc. 7.625% 11/30/12	1,800,000	1,496,120

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.500% 2/15/17	$750,000	$683,961
Citigroup, Inc. 5.875% 5/29/37	995,000	846,098
Eaton Vance Corp. 6.500% 10/02/17	1,075,000	1,084,477
Emerald Investment Grade CBO Ltd. FRN(b) 3.319% 5/24/11	145,259	144,533
General Electric Capital Corp. 5.375% 10/20/16	700,000	688,840
General Electric Capital Corp. 5.875% 1/14/38	1,000,000	906,268
The Goldman Sachs Group, Inc. 5.450% 11/01/12	4,000,000	4,000,317
The Goldman Sachs Group, Inc. 5.625% 1/15/17	2,025,000	1,876,278
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	358,296
HSBC Finance Corp. 4.125% 12/15/08	415,000	414,356
HSBC Finance Corp. 5.900% 6/19/12	1,475,000	1,480,888
JP Morgan Chase & Co. 5.375% 10/01/12	1,900,000	1,905,719
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	560,000	462,054
Lazard Group LLC 6.850% 6/15/17	535,000	471,866
Lazard Group LLC 7.125% 5/15/15	695,000	649,813
Lehman Brothers Holdings, Inc. 6.200% 9/26/14	1,230,000	1,173,996
Lehman Brothers Holdings, Inc. 6.875% 7/17/37	815,000	701,550
Lehman Brothers Holdings, Inc. 7.000% 9/27/27	230,000	212,659
MBNA Corp. 4.625% 9/15/08	650,000	651,450
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,900,000	1,792,084
Morgan Stanley 5.450% 1/09/17	430,000	390,538
SLM Corp. 5.000% 10/01/13	505,000	436,655

	Principal Amount	Value
Textron Financial Corp. 5.125% 11/01/10	$1,140,000	$1,155,641
		31,421,336
Electric — 2.4%
Allegheny Energy Supply 7.800% 3/15/11	300,000	306,750
Allegheny Energy Supply(b) 8.250% 4/15/12	385,000	401,363
Carolina Power & Light Co. 5.950% 3/01/09	1,270,000	1,289,337
Consumers Energy Co. 4.400% 8/15/09	390,000	390,320
Duke Energy Corp. 4.200% 10/01/08	135,000	135,194
Entergy Gulf States, Inc. 5.250% 8/01/15	1,455,000	1,372,097
Kansas Gas & Electric Co. 5.647% 3/29/21	417,836	414,321
Kiowa Power Partners LLC(b) 4.811% 12/30/13	282,612	276,242
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	582,113	611,219
Monongahela Power 6.700% 6/15/14	450,000	477,585
Monongahela Power 7.360% 1/15/10	700,000	714,116
Nevada Power Co. Series L 5.875% 1/15/15	560,000	558,995
Pennsylvania Electric Co. Class B 6.125% 4/01/09	1,220,000	1,230,860
Tampa Electric Co. 6.375% 8/15/12	750,000	772,826
Tenaska Oklahoma(b) 6.528% 12/30/14	376,683	362,742
TransAlta Corp. 5.750% 12/15/13	1,200,000	1,170,655
TransAlta Corp. 6.650% 5/15/18	600,000	588,153
Tri-State Generation & Transmission Association Series 2003, Class A(b) 6.040% 1/31/18	435,708	426,750
Tri-State Generation & Transmission Association Series 2003, Class B(b) 7.144% 7/31/33	580,000	587,676

	Principal Amount	Value
Union Electric Co. 6.700% 2/01/19	$600,000	$607,753
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	457,198
		13,152,152
Electrical Components & Equipment — 0.4%
Ametek, Inc. 7.200% 7/15/08	1,495,000	1,496,887
Anixter International, Inc. 5.950% 3/01/15	715,000	629,200
		2,126,087
Electronics — 0.0%
Thomas & Betts Corp. Series B 6.390% 2/10/09	275,000	278,200
Environmental Controls — 0.4%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	550,000	540,375
Allied Waste North America, Inc. 6.500% 11/15/10	1,540,000	1,540,000
		2,080,375
Foods — 0.8%
Kellogg Co. 5.125% 12/03/12	850,000	861,179
Sara Lee Corp. 3.875% 6/15/13	210,000	194,200
Smithfield Foods, Inc. 7.000% 8/01/11	3,535,000	3,225,688
		4,281,067
Forest Products & Paper — 0.2%
Rock-Tenn Co. 5.625% 3/15/13	140,000	129,500
Rock-Tenn Co. 8.200% 8/15/11	590,000	607,700
Rock-Tenn Co.(b) 9.250% 3/15/16	200,000	212,000
		949,200
Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	441,185
Southwest Gas Corp. 8.375% 2/15/11	305,000	317,438
		758,623

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.3%
Covidien International Finance SA 5.450% 10/15/12	$1,000,000	$1,013,769
Covidien International Finance SA 6.550% 10/15/37	550,000	554,735
		1,568,504
Holding Company – Diversified — 0.4%
Leucadia National Corp. 7.750% 8/15/13	2,000,000	2,000,000
Home Builders — 0.1%
Centex Corp. 7.875% 2/01/11	460,000	442,750
D.R. Horton, Inc. 4.875% 1/15/10	120,000	111,600
Lennar Corp. Series B 5.125% 10/01/10	105,000	91,350
		645,700
Household Products — 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	750,000	778,763
Housewares — 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	450,000	441,001
Toro Co. 7.800% 6/15/27	235,000	256,375
		697,376
Insurance — 0.1%
Lincoln National Corp. 6.300% 10/09/37	400,000	375,652
Investment Companies — 0.0%
Xstrata Finance Canada(b) 5.800% 11/15/16	285,000	268,782
Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	385,000	370,879
Lodging — 0.5%
Marriott International, Inc. 6.200% 6/15/16	1,125,000	1,062,697
MGM Mirage 6.000% 10/01/09	360,000	354,150
MGM Mirage 6.750% 9/01/12	100,000	89,750
MGM Mirage 6.750% 4/01/13	335,000	288,937

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	$250,000	$241,392
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	495,000	503,687
		2,540,613
Machinery – Diversified — 0.1%
Briggs & Stratton Corp. 8.875% 3/15/11	725,000	739,500
Manufacturing — 0.6%
Bombardier, Inc.(b) 6.750% 5/01/12	310,000	303,025
Cooper US, Inc. 6.100% 7/01/17	635,000	644,648
General Electric Co. 5.250% 12/06/17	400,000	384,533
Pentair, Inc. 7.850% 10/15/09	850,000	859,716
Tyco Electronics Group SA 6.000% 10/01/12	375,000	378,644
Tyco Electronics Group SA 6.550% 10/01/17	325,000	327,915
Tyco Electronics Group SA 7.125% 10/01/37	400,000	409,507
		3,307,988
Media — 2.5%
Belo Corp. 8.000% 11/01/08	555,000	558,640
CBS Corp. 6.625% 5/15/11	780,000	798,717
CBS Corp. 7.875% 7/30/30	375,000	363,362
Clear Channel Communications, Inc. 4.250% 5/15/09	950,000	916,750
Comcast Corp. 6.950% 8/15/37	610,000	599,989
COX Communications, Inc. 4.625% 1/15/10	2,565,000	2,550,846
COX Communications, Inc. 6.750% 3/15/11	475,000	490,219
Echostar DBS Corp. 7.125% 2/01/16	600,000	553,500
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	748,997
News America, Inc. 4.750% 3/15/10	800,000	797,974

	Principal Amount	Value
Rogers Cable, Inc. 5.500% 3/15/14	$225,000	$216,592
Scholastic Corp. 5.000% 4/15/13	500,000	421,871
Shaw Communications, Inc. 8.250% 4/11/10	1,325,000	1,361,437
Thomson Corp. 5.700% 10/01/14	1,485,000	1,462,072
Thomson Corp. 6.200% 1/05/12	650,000	660,481
Thomson Reuters Corp. 5.950% 7/15/13	400,000	401,608
Time Warner, Inc. 5.875% 11/15/16	845,000	796,796
Viacom, Inc. 6.250% 4/30/16	315,000	304,250
		14,004,101
Metal Fabricate & Hardware — 0.1%
Timken Co. 5.750% 2/15/10	730,000	730,676
Mining — 0.5%
Alcan, Inc. 6.250% 11/01/08	800,000	804,930
Codelco, Inc.(b) 6.150% 10/24/36	415,000	394,564
Vale Overseas Ltd. 6.250% 1/23/17	455,000	440,429
Vale Overseas Ltd. 6.875% 11/21/36	420,000	390,069
Vulcan Materials Co. 6.000% 4/01/09	800,000	810,500
		2,840,492
Office Equipment/Supplies — 0.1%
Xerox Corp. 5.500% 5/15/12	350,000	345,954
Oil & Gas — 1.4%
Mobil Corp. 8.625% 8/15/21	1,000,000	1,312,351
OAO Gazprom(b) 9.625% 3/01/13	400,000	443,720
Pemex Project Funding Master Trust(b) 6.625% 6/15/38	1,100,000	1,126,176
Pemex Project Funding Master Trust (Acquired 10/17/07, Cost $2,073,940)(b) (c) 6.625% 6/15/35	2,000,000	1,973,206

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Premcor Refining Group, Inc. 6.750% 5/01/14	$280,000	$284,269
Shell International Finance 5.625% 6/27/11	1,375,000	1,442,367
Tesoro Corp. 6.500% 6/01/17	330,000	296,175
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	978,053
		7,856,317
Oil & Gas Services — 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	210,000	201,600
Packaging & Containers — 0.5%
Packaging Corp. of America 5.750% 8/01/13	260,000	254,024
Pactiv Corp. 5.875% 7/15/12	345,000	342,980
Pactiv Corp. 6.400% 1/15/18	300,000	299,378
Sealed Air Corp.(b) 6.875% 7/15/33	200,000	183,238
Sonoco Products Co. 6.500% 11/15/13	1,500,000	1,617,025
		2,696,645
Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	450,000	453,904
Wyeth 6.000% 2/15/36	430,000	417,006
		870,910
Pipelines — 2.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	235,000	218,988
CenterPoint Energy Resources Corp. 6.125% 11/01/17	1,000,000	974,101
Colonial Pipeline Co.(b) 7.630% 4/15/32	500,000	568,989
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,083,652
Duke Capital LLC 7.500% 10/01/09	700,000	713,883
Duke Energy Field Services Corp. 7.875% 8/16/10	600,000	629,677
Enbridge Energy Partners LP 4.000% 1/15/09	1,000,000	994,941

	Principal Amount	Value
Enbridge, Inc. 5.800% 6/15/14	$1,200,000	$1,192,346
Enterprise Products Operating LP 7.500% 2/01/11	195,000	204,274
Gulf South Pipeline Co. LP(b) 5.050% 2/01/15	225,000	211,459
Kern River Funding Corp.(b) 4.893% 4/30/18	836,733	807,180
Kinder Morgan Energy Partners LP 6.000% 2/01/17	220,000	217,381
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	141,832
Kinder Morgan Energy Partners LP 6.950% 1/15/38	655,000	650,102
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	150,000	148,738
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	490,000	494,126
Plains All American Pipeline Co. 5.625% 12/15/13	590,000	589,215
Southern Natural Gas Co.(b) 5.900% 4/01/17	370,000	353,474
Texas Eastern Transmission LP(b) 6.000% 9/15/17	275,000	273,425
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	430,000	394,163
Trans-Canada Pipelines Ltd. 6.490% 1/21/09	2,500,000	2,537,290
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	600,000	664,500
		14,063,736
Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 5.000% 6/01/15	200,000	183,465
Brandywine Operating Partnership LP 5.625% 12/15/10	465,000	450,853
iStar Financial, Inc. Series B 4.875% 1/15/09	190,000	182,400

	Principal Amount	Value
iStar Financial, Inc. Series B 5.700% 3/01/14	$350,000	$294,000
Prologis 5.250% 11/15/10	970,000	968,376
Senior Housing Properties Trust 8.625% 1/15/12	125,000	130,000
Weingarten Realty Investors, Series A 7.500% 12/19/10	955,000	998,881
		3,207,975
Retail — 0.5%
J.C. Penney Corp., Inc. 7.950% 4/01/17	160,000	163,706
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	437,992
McDonald's Corp. 6.300% 10/15/37	200,000	198,917
Target Corp. 7.000% 1/15/38	475,000	487,015
Wal-Mart Stores, Inc. 6.500% 8/15/37	610,000	627,783
Yum! Brands, Inc. 6.875% 11/15/37	765,000	705,954
		2,621,367
Savings & Loans — 0.5%
Glencore Funding LLC(b) 6.000% 4/15/14	645,000	616,136
Rockies Express Pipeline LLC(b) 6.250% 7/15/13	750,000	758,253
Rockies Express Pipeline LLC(b) 6.850% 7/15/18	495,000	501,043
Washington Mutual Bank 5.650% 8/15/14	1,125,000	877,500
		2,752,932
Software — 0.3%
Fidelity National Information Services, Inc. 4.750% 9/15/08	270,000	261,900
Fiserv, Inc. 6.125% 11/20/12	1,500,000	1,507,579
		1,769,479
Telecommunications — 2.1%
AT&T, Inc. 4.125% 9/15/09	1,900,000	1,902,221
AT&T, Inc. 6.500% 9/01/37	1,350,000	1,306,556

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
British Telecom PLC STEP 9.125% 12/15/30	$335,000	$402,698
Deutsche Telekom International Finance B.V. STEP 8.250% 6/15/30	1,450,000	1,663,698
Embarq Corp. 7.082% 6/01/16	340,000	322,916
Qwest Corp. 7.875% 9/01/11	1,150,000	1,150,000
Qwest Corp. 8.875% 3/15/12	1,130,000	1,152,600
Rogers Wireless Communications, Inc. 6.375% 3/01/14	410,000	410,475
Sprint Capital Corp. 6.900% 5/01/19	360,000	315,900
Sprint Nextel Corp. 6.000% 12/01/16	505,000	434,300
Telecom Italia Capital SA 6.000% 9/30/34	115,000	98,419
Telefonica Emisones, S.A.U. 7.045% 6/20/36	905,000	928,756
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	268,570
Verizon New England, Inc. 6.500% 9/15/11	730,000	750,303
Vodafone Group PLC 7.750% 2/15/10	650,000	679,229
		11,786,641
Textiles — 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	250,000	257,660
Transportation — 0.4%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	665,000	673,828
Canadian National Railway Co. 5.850% 11/15/17	365,000	369,219
Canadian National Railway Co. 6.375% 11/15/37	325,000	320,385
Con-way, Inc. 8.875% 5/01/10	600,000	629,493
CSX Corp. 7.250% 5/01/27	50,000	48,596
		2,041,521
TOTAL CORPORATE DEBT (Cost $166,832,903)		161,869,131

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Commercial MBS — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 7/10/17	$2,425,000	$2,306,081
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,325,000	1,285,539
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	900,000	877,481
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	658,856
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,825,000	1,783,698
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	1,125,000	1,075,343
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ(b) 1.000% 1/15/18	1,650,000	1,409,489
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	922,406
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/40	4,450,000	4,229,847
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	906,499

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	$800,000	$753,279
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/44	4,200,000	4,021,934
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,300,000	2,256,175
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B(b) 6.920% 2/03/09	1,000,000	1,020,295
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,475,000	1,374,066
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 7/15/12	2,450,000	2,428,640
		27,309,628
Home Equity ABS — 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	6,487	6,466
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP(d) 5.000% 12/25/37	2,875,000	565,165
		571,631
Student Loans ABS — 0.5%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(b) 3.803% 9/20/10	680,000	599,888
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN(b) 5.113% 1/11/13	875,000	676,112
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(b) 3.403% 6/20/14	1,400,000	992,250

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN(b) 4.803% 9/20/10	$500,000	$411,250
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN(b) 5.403% 9/20/10	400,000	325,375
		3,004,875
WL Collateral CMO — 2.9%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	1,358,641	1,191,252
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 2.562% 7/20/36	987,404	911,335
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.525% 8/25/34	445,367	435,054
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.562% 2/25/34	78,044	66,214
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 6.752% 9/25/33	68,315	65,904
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 6.315% 8/25/34	108,821	91,267
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 2.673% 1/19/38	1,297,375	947,051
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 2.593% 5/25/37	2,041,506	1,909,174
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 6.342% 8/25/34	215,271	190,016

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.788% 11/21/34	$600,000	$570,218
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 2.733% 8/25/36	546,055	438,298
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 6.267% 7/25/33	14,471	11,600
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 7.090% 2/25/34	33,093	29,376
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 6.457% 2/25/34	5,899	5,478
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN 2.653% 12/25/36	574,361	402,105
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 2.663% 6/25/46	2,627,542	2,042,056
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 2.673% 4/25/46	1,676,569	1,307,053
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 6.813% 3/25/34	130,366	122,268
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/33	-	-
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	224,775	207,671

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.254% 1/25/35	$1,862,569	$1,818,519
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 4.928% 4/25/44	348,288	296,383
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.234% 9/25/34	1,243,553	1,214,766
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.571% 12/25/34	1,590,386	1,560,376
		15,833,434
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 6.159% 6/25/32	109,331	95,331
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,255,928)		46,814,899
SOVEREIGN DEBT OBLIGATIONS — 0.6%
Province of Ontario 4.750% 1/19/16	1,700,000	1,715,200
United Mexican States 5.625% 1/15/17	1,405,000	1,419,752
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,031,032)		3,134,952
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 38.1%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	451,607	469,700
New Valley Generation IV, Series 2003-1, Class 2003-1 4.687% 1/15/22	469,514	478,691

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	$327,126	$344,857
		1,293,248
Pass-Through Securities — 37.8%
Connecticut State Health & Educational Facilities Authority, (Yale University) 5.000% 7/01/42	2,775,000	2,807,800
Federal Home Loan Mortgage Corp. Pool #G01953 4.500% 10/01/35	9,637,389	8,948,466
Pool #G11723 5.500% 7/01/20	134,987	136,727
Pool #G18090 5.500% 12/01/20	4,285,055	4,329,579
Pool #J00900 5.500% 12/01/20	1,799,436	1,815,883
Pool #J00667 5.500% 12/01/20	4,061,973	4,104,180
Pool #J00939 5.500% 1/01/21	2,434,186	2,459,478
Pool #C01283 5.500% 11/01/31	664,285	659,407
Pool #A69443 5.500% 12/01/37	6,792,787	6,700,448
Pool #E85389 6.000% 9/01/16	183,489	189,396
Pool #G11431 6.000% 2/01/18	130,802	135,017
Pool #E85301 6.500% 9/01/16	258,809	268,039
Pool #E85032 6.500% 9/01/16	70,833	73,749
Pool #E85409 6.500% 9/01/16	268,658	279,636
Pool #C01079 7.500% 10/01/30	15,769	16,838
Pool #C01135 7.500% 2/01/31	55,166	58,897
Pool #554904 9.000% 3/01/17	1,375	1,477
Federal National Mortgage Association
Pool #775539 1.000% 5/01/34	909,470	916,921
3.875% 2/15/10	8,000,000	8,100,010
Pool #888586 4.361% 10/01/34	2,121,760	2,124,713
Pool #753118 4.500% 12/01/33	30,935	28,751

	Principal Amount	Value
Pool #779670 4.500% 6/01/34	$178,086	$165,480
Pool #805252 4.500% 1/01/35	100,834	93,587
Pool #809640 4.500% 2/01/35	147,865	137,237
Pool #809923 4.500% 3/01/35	709,190	658,217
Pool #815501 4.500% 3/01/35	65,911	61,174
Pool #797524 4.500% 3/01/35	191,610	177,838
Pool #814675 4.500% 4/01/35	59,297	55,035
Pool #825320 4.500% 5/01/35	780,998	724,742
Pool #823292 4.500% 6/01/35	485,691	450,706
Pool #824765 4.500% 6/01/35	447,378	415,153
Pool #825131 4.500% 6/01/35	409,976	380,444
Pool #820260 4.500% 7/01/35	739,628	686,351
Pool #828532 4.500% 7/01/35	96,540	89,586
Pool #829199 4.500% 7/01/35	203,845	189,162
Pool #817421 4.500% 8/01/35	777,359	721,365
Pool #817428 4.500% 8/01/35	78,364	72,720
Pool #825779 4.500% 8/01/35	30,359	28,172
Pool #827641 4.500% 8/01/35	152,219	141,444
Pool #828272 4.500% 8/01/35	36,351	33,733
Pool #829239 4.500% 8/01/35	156,295	145,037
Pool #829667 4.500% 8/01/35	521,758	484,175
Pool #834249 4.500% 8/01/35	68,123	63,216
Pool #835751 4.500% 8/01/35	369,962	343,314
Pool #838509 4.500% 8/01/35	407,798	378,424
Pool #789822 4.500% 8/01/35	733,132	680,324
Pool #829685 4.500% 9/01/35	465,982	432,417
Pool #833408 4.500% 9/01/35	437,573	406,054

	Principal Amount	Value
Pool #832629 4.500% 9/01/35	$830,890	$771,040
Pool #833539 4.500% 9/01/35	63,226	58,672
Pool #833836 4.500% 9/01/35	1,184,377	1,099,064
Pool #835290 4.500% 9/01/35	738,077	684,913
Pool #835762 4.500% 9/01/35	107,644	99,890
Pool #837987 4.500% 9/01/35	963,998	894,560
Pool #838528 4.500% 9/01/35	766,749	711,519
Pool #839741 4.500% 9/01/35	661,287	613,654
Pool #843901 4.500% 9/01/35	75,595	70,150
Pool #255895 4.500% 9/01/35	153,559	142,498
Pool #817601 4.500% 10/01/35	132,513	122,906
Pool #840152 4.500% 10/01/35	395,137	366,490
Pool #840237 4.500% 10/01/35	128,853	119,511
Pool #842928 4.500% 10/01/35	190,022	176,335
Pool #844797 4.500% 10/01/35	27,369	25,398
Pool #797680 4.500% 10/01/35	103,615	96,151
Pool #838645 4.500% 11/01/35	291,477	270,345
Pool #839114 4.500% 11/01/35	542,575	503,238
Pool #843120 4.500% 11/01/35	443,205	411,072
Pool #843796 4.500% 11/01/35	30,462	28,254
Pool #844097 4.500% 11/01/35	161,257	149,566
Pool #845203 4.500% 11/01/35	35,011	32,490
Pool #847818 4.500% 11/01/35	234,797	217,774
Pool #827693 4.500% 12/01/35	19,956	18,534
Pool #838669 4.500% 12/01/35	368,768	342,033
Pool #848501 4.500% 12/01/35	212,810	197,381
Pool #848659 4.500% 12/01/35	974,627	903,967

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #849369 4.500% 12/01/35	$772,901	$716,866
Pool #863782 4.500% 12/01/35	141,408	131,156
Pool #256078 4.500% 12/01/35	728,708	675,876
Pool #845378 4.500% 1/01/36	468,217	434,271
Pool #849216 4.500% 1/01/36	60,414	56,034
Pool #256117 4.500% 1/01/36	730,415	677,460
Pool #898091 4.500% 1/01/36	532,616	494,667
Pool #256214 4.500% 3/01/36	38,528	35,735
Pool #256292 4.500% 4/01/36	983,445	912,145
Pool #867438 4.500% 5/01/36	92,887	86,152
Pool #882206 4.500% 8/01/36	667,888	619,466
Pool #256536 4.500% 11/01/36	190,138	176,353
Pool #256593 4.500% 12/01/36	148,409	137,649
Pool #871062 4.500% 1/01/37	978,336	907,407
Pool #871142 4.500% 1/01/37	490,189	454,651
Pool #834635 5.000% 8/01/35	8,498,771	8,176,747
Pool #834646 5.000% 8/01/35	6,832,879	6,573,977
Pool #918461 5.000% 5/01/37	8,330,748	7,996,867
Pool # 963339 5.000% 5/01/38	7,989,270	7,664,081
Pool #255148 5.500% 2/01/14	7,171	7,249
Pool #738739 5.500% 9/01/18	243,881	248,606
Pool #737039 5.500% 10/01/18	442,302	450,871
Pool #738636 5.500% 11/01/18	15,990	16,300
Pool #746427 5.500% 11/01/18	332,926	338,128
Pool #748760 5.500% 11/01/18	260,697	265,748
Pool #750461 5.500% 12/01/18	20,549	20,947
Pool #761018 5.500% 12/01/18	7,360	7,502

	Principal Amount	Value
Pool #767849 5.500% 1/01/19	$9,419	$9,566
Pool #779844 5.500% 7/01/19	291,197	295,746
Pool #785936 5.500% 7/01/19	10,208	10,368
Pool #786160 5.500% 7/01/19	220,445	223,890
Pool #786687 5.500% 8/01/19	51,640	52,447
Pool #772702 5.500% 9/01/19	173,110	175,815
Pool #796167 5.500% 9/01/19	236,577	240,274
Pool #800272 5.500% 12/01/19	195,097	197,780
Pool #806069 5.500% 12/01/19	767,900	778,459
Pool #805114 5.500% 1/01/20	674,076	683,344
Pool #255624 5.500% 2/01/20	12,305	12,474
Pool #819237 5.500% 5/01/20	123,795	125,497
Pool #822386 5.500% 5/01/20	709,375	719,129
Pool #824562 5.500% 5/01/20	683,916	693,320
Pool #825671 5.500% 6/01/20	144,420	146,045
Pool #831363 5.500% 2/01/21	137,279	138,823
Pool #847839 5.500% 2/01/21	392,127	396,048
Pool #865590 5.500% 2/01/21	50,412	50,916
Pool #781927 5.500% 2/01/21	498,404	502,765
Pool #788209 5.500% 2/01/21	63,109	63,819
Pool #811550 5.500% 3/01/21	627,649	633,141
Pool #831431 5.500% 3/01/21	414,320	418,463
Pool #845461 5.500% 3/01/21	738,633	745,096
Pool #865712 5.500% 3/01/21	323,933	327,173
Pool #865902 5.500% 3/01/21	577,020	582,790
Pool #867765 5.500% 3/01/21	13,182	13,298
Pool #869247 5.500% 3/01/21	393,348	396,790

	Principal Amount	Value
Pool #869803 5.500% 3/01/21	$819,502	$826,673
Pool #870552 5.500% 3/01/21	796,304	804,267
Pool #869938 5.500% 4/01/21	612,969	618,332
Pool #871495 5.500% 4/01/21	708,478	714,677
Pool #879609 5.500% 4/01/21	674,325	681,069
Pool #888468 5.500% 9/01/21	7,807,722	7,885,799
Pool #254548 5.500% 12/01/32	589,476	584,871
Pool #710101 5.500% 5/01/33	597,116	592,078
Pool #555880 5.500% 11/01/33	1,200,510	1,190,380
Pool #756231 5.500% 1/01/34	274,526	271,952
Pool #768890 5.500% 2/01/34	37,682	37,329
Pool #767689 5.500% 3/01/34	103,296	102,296
Pool #770763 5.500% 4/01/34	91,996	91,105
Pool #725727 5.500% 8/01/34	158,199	156,666
Pool #813109 5.500% 2/01/35	259,074	256,322
Pool #815670 5.500% 2/01/35	313,264	309,935
Pool #735480 5.500% 4/01/35	5,220,743	5,165,273
Pool #255706 5.500% 5/01/35	1,047,717	1,036,585
Pool #839331 5.500% 10/01/35	5,297,130	5,237,538
Pool #879355 5.500% 2/01/36	1,685,285	1,666,326
Pool #967740 5.500% 7/01/37	12,146,655	11,987,230
Pool #587994 6.000% 6/01/16	51,658	53,227
Pool #846765 6.000% 1/01/36	818,599	828,384
Pool #852680 6.000% 3/01/36	779,156	788,104
Pool #880938 6.000% 5/01/36	834,806	844,393
Pool #872758 6.000% 6/01/36	716,617	724,846
Pool #881569 6.000% 6/01/36	770,426	779,274

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #885283 6.000% 6/01/36	$677,184	$684,961
Pool #885773 6.000% 6/01/36	11,198,113	11,326,716
Pool #885866 6.000% 6/01/36	420,357	425,184
Pool #896113 6.000% 6/01/36	746,418	754,990
Pool #885298 6.000% 7/01/36	738,785	747,270
Pool #887378 6.000% 7/01/36	687,201	695,093
Pool #831663 6.000% 8/01/36	739,193	747,682
Pool #887317 6.000% 8/01/36	911,900	922,373
Pool #887823 6.000% 8/01/36	787,599	796,644
Pool #870738 6.000% 9/01/36	826,060	835,160
Pool #895323 6.000% 9/01/36	702,893	710,635
Pool #896439 6.000% 9/01/36	730,558	738,605
Pool #901733 6.000% 10/01/36	752,130	760,415
Pool #253880 6.500% 7/01/16	215,838	225,154
Pool #797585 6.500% 6/01/35	524,988	542,215
Pool #863711 6.500% 5/01/36	430,160	443,536
Pool #878169 6.500% 8/01/36	1,190,275	1,227,285
Pool #745820 6.500% 8/01/36	3,651,666	3,761,786
Pool #745876 6.500% 9/01/36	4,726,465	4,873,428
Pool #878230 6.500% 10/01/36	322,197	331,914
Pool #894228 6.500% 10/01/36	281,868	290,368
Pool #871103 6.500% 11/01/36	3,550,761	3,657,838
Pool #905590 6.500% 12/01/36	467,614	481,716
Pool #955771 6.500% 10/01/37	3,721,948	3,834,188
Pool #974664 6.500% 3/01/38	996,941	1,027,005
Pool #575667 7.000% 3/01/31	88,745	93,834
Pool #572577 7.000% 4/01/31	13,171	13,926

	Principal Amount	Value
Pool #497120 7.500% 8/01/29	$1,641	$1,750
Pool #507053 7.500% 9/01/29	5,272	5,614
Pool #529453 7.500% 1/01/30	13,776	14,687
Pool #531196 7.500% 2/01/30	947	1,010
Pool #532418 7.500% 2/01/30	13,427	14,311
Pool #530299 7.500% 3/01/30	6,039	6,436
Pool #536386 7.500% 4/01/30	3,428	3,654
Pool #535996 7.500% 6/01/31	54,023	57,611
Pool #523499 8.000% 11/01/29	8,287	8,840
Pool #252926 8.000% 12/01/29	1,764	1,882
Pool #532819 8.000% 3/01/30	722	771
Pool #537033 8.000% 4/01/30	15,828	16,898
Pool #534703 8.000% 5/01/30	9,540	10,171
Pool #253437 8.000% 9/01/30	1,211	1,291
Pool #253481 8.000% 10/01/30	656	700
Pool #190317 8.000% 8/01/31	26,226	27,994
Pool #596656 8.000% 8/01/31	6,555	6,976
Pool #599652 8.000% 8/01/31	134,120	143,076
Pool #602008 8.000% 8/01/31	32,066	34,181
Pool #597220 8.000% 9/01/31	15,187	16,173
Pool #36339 9.000% 5/01/09	5,166	5,212
Government National Mortgage Association
Pool #008746 5.125% 11/20/25	19,270	19,412
Pool #080136 5.125% 11/20/27	4,097	4,127
Pool #651860 5.500% 6/15/36	5,403,893	5,385,528
Pool #658499 6.000% 7/15/37	883,683	898,768
Pool #670566 6.000% 7/15/37	25,132	25,561

	Principal Amount	Value
Pool #670572 6.000% 7/15/37	$339,195	$344,985
Pool #671453 6.000% 7/15/37	227,184	231,062
Pool #670907 6.000% 7/15/37	513,854	522,626
Pool #671330 6.000% 7/15/37	925,817	941,621
Pool #671325 6.000% 7/15/37	853,469	868,038
Pool #671007 6.000% 8/15/37	3,242,913	3,298,271
Pool #659654 6.500% 9/15/36	3,321,855	3,437,341
Pool #371146 7.000% 9/15/23	4,614	4,896
Pool #352022 7.000% 11/15/23	51,936	55,089
Pool #374440 7.000% 11/15/23	3,101	3,291
Pool #491089 7.000% 12/15/28	51,170	54,192
Pool #483598 7.000% 1/15/29	18,164	19,237
Pool #480539 7.000% 4/15/29	1,039	1,100
Pool #478658 7.000% 5/15/29	18,134	19,205
Pool #488634 7.000% 5/15/29	7,950	8,424
Pool #500928 7.000% 5/15/29	19,196	20,330
Pool #498541 7.000% 6/15/29	17,012	18,017
Pool #509546 7.000% 6/15/29	29,131	30,852
Pool #499410 7.000% 7/15/29	4,055	4,295
Pool #508655 7.000% 7/15/29	559	592
Pool #510083 7.000% 7/15/29	9,380	9,934
Pool #493723 7.000% 8/15/29	34,608	36,652
Pool #507093 7.000% 8/15/29	9,242	9,794
Pool #516706 7.000% 8/15/29	1,345	1,424
Pool #505558 7.000% 9/15/29	3,081	3,263
Pool #581417 7.000% 7/15/32	94,828	100,073
Pool #591581 7.000% 8/15/32	48,429	51,108

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #316512 7.250% 11/20/21	$57,806	$61,697
Pool #210946 7.500% 3/15/17	28,565	30,217
Pool #203940 7.500% 4/15/17	47,594	50,279
Pool #181168 7.500% 5/15/17	18,146	19,219
Pool #193870 7.500% 5/15/17	26,601	28,060
Pool #192796 7.500% 6/15/17	2,127	2,249
Pool #226163 7.500% 7/15/17	32,814	34,709
Pool #385760 7.500% 6/15/24	1,569	1,673
		210,635,412
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $210,877,019)		211,928,660
U.S. TREASURY OBLIGATIONS — 19.3%
U.S. Treasury Bonds and Notes — 19.3%
U.S. Treasury Bond(f) 4.375% 2/15/38	11,820,000	11,521,729
U.S. Treasury Inflation Index 4.000% 11/15/12	16,475,000	17,031,675
U.S. Treasury Note 2.500% 3/31/13	1,460,000	1,408,729
U.S. Treasury Note 3.500% 2/15/18	25,000	24,064
U.S. Treasury Note 4.000% 4/15/10	1,250,000	1,282,105
U.S. Treasury Note 4.500% 5/15/17	18,320,000	19,087,150
U.S. Treasury Note 4.875% 5/31/11	39,800,000	42,012,319
United States Treasury Principal Strip 0.000% 5/15/16	21,000,000	15,342,419
		107,710,190
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,816,960)		$107,710,190
TOTAL BONDS & NOTES (Cost $537,813,842)		531,457,832
TOTAL LONG-TERM INVESTMENTS (Cost $538,263,842)		531,871,832

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.2%
Commercial Paper — 6.2%
Black & Decker Corp. 2.950% 7/03/08	$2,549,000	$2,548,582
Gannett Co., Inc. 2.980% 7/18/08	2,665,000	2,661,250
Gannett Co., Inc. 3.150% 7/02/08	6,080,000	6,079,468
OGE Energy Corp. 2.950% 7/08/08	3,840,000	3,837,797
ONEOK, Inc. 3.000% 7/07/08	3,000,000	2,998,500
PPG Industries 2.900% 7/03/08	5,393,000	5,392,131
Tyco International Group 2.900% 7/14/08	5,322,000	5,316,427
United Healthcare Co. 2.850% 7/01/08	5,790,000	5,790,000
		34,624,155
TOTAL SHORT-TERM INVESTMENTS (Cost $34,624,155)		34,624,155
TOTAL INVESTMENTS — 101.7% (Cost $572,887,997)(g)		566,495,987
Other Assets/ (Liabilities) — (1.7%)		(9,275,785)
NET ASSETS — 100.0%		$557,220,202

Notes to Portfolio of Investments

CBO - Collateralized Bond Obligation

FRN - Floating Rate Note

STEP - Step Up Bond

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $22,656,311 or 4.07% of net assets.

(c)  Restricted security. (Note 2).

(d)  This security is valued in good faith under procedures established by the Board of Trustees.

(e)  Security is currently in default.

(f)  This security is held as collateral for open futures contracts. (Note 2).

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.3%
COMMON STOCK — 62.3%
Advertising — 0.1%
Omnicom Group, Inc.	23,900	$1,072,633
Aerospace & Defense — 2.1%
Boeing Co.	76,500	5,027,580
General Dynamics Corp.	16,100	1,355,620
Goodrich Corp.	6,600	313,236
L-3 Communications Holdings, Inc.	13,100	1,190,397
Lockheed Martin Corp.	9,900	976,734
Northrop Grumman Corp.	24,400	1,632,360
Raytheon Co.	43,600	2,453,808
United Technologies Corp.	47,600	2,936,920
		15,886,655
Agriculture — 1.0%
Altria Group, Inc.	240,800	4,950,848
Lorillard, Inc.(a)	8,100	560,196
Philip Morris International, Inc.	21,200	1,047,068
Reynolds American, Inc.	13,600	634,712
		7,192,824
Airlines — 0.1%
Southwest Airlines Co.	36,600	477,264
Apparel — 0.3%
Nike, Inc. Class B	33,500	1,996,935
VF Corp.	4,300	306,074
		2,303,009
Auto Manufacturers — 0.1%
Ford Motor Co.(a)	183,079	880,610
General Motors Corp.	600	6,900
		887,510
Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co.(a)	8,400	149,772
Johnson Controls, Inc.	24,100	691,188
		840,960
Banks — 3.0%
Bank of America Corp.	181,505	4,332,525
The Bank of New York Mellon Corp.	56,218	2,126,727
BB&T Corp.	39,700	903,969
Capital One Financial Corp.	24,433	928,698
Comerica, Inc.	8,600	220,418

	Number of Shares	Value
Fifth Third Bancorp	22,900	$233,122
Huntington Bancshares, Inc.	14,200	81,934
KeyCorp	19,400	213,012
M&T Bank Corp.	4,000	282,160
Marshall & Ilsley Corp.	13,500	206,955
National City Corp.	300	1,431
Northern Trust Corp.	9,900	678,843
PNC Financial Services Group, Inc.	13,800	787,980
Regions Financial Corp.	27,686	302,054
State Street Corp.	100	6,399
SunTrust Banks, Inc.	13,600	492,592
U.S. Bancorp	172,600	4,813,814
Wachovia Corp.	51,100	793,583
Wells Fargo & Co.	211,100	5,013,625
Zions Bancorp	2,600	81,874
		22,501,715
Beverages — 0.8%
Anheuser-Busch Cos., Inc.	33,000	2,049,960
The Coca-Cola Co.	24,400	1,268,312
Coca-Cola Enterprises, Inc.	13,500	233,550
Constellation Brands, Inc. Class A(a)	9,300	184,698
Molson Coors Brewing Co. Class B	12,300	668,259
The Pepsi Bottling Group, Inc.	15,500	432,760
PepsiCo, Inc.	13,000	826,670
		5,664,209
Biotechnology — 0.6%
Amgen, Inc.(a)	64,900	3,060,684
Biogen Idec, Inc.(a)	26,100	1,458,729
Millipore Corp.(a)	2,400	162,864
		4,682,277
Building Materials — 0.0%
Masco Corp.	14,200	223,366
Chemicals — 1.6%
Air Products & Chemicals, Inc.	10,200	1,008,372
Ashland, Inc.	17,300	833,860
The Dow Chemical Co.	54,000	1,885,140
Du Pont (E.I.) de Nemours & Co.	43,100	1,848,559
Eastman Chemical Co.	5,500	378,730
Monsanto Co.	37,000	4,678,280
PPG Industries, Inc.	4,100	235,217

	Number of Shares	Value
Rohm & Haas Co.	5,600	$260,064
The Sherwin-Williams Co.	4,200	192,906
Sigma-Aldrich Corp.	6,200	333,932
		11,655,060
Coal — 0.0%
Massey Energy Co.	2,400	225,000
Commercial Services — 0.4%
Apollo Group, Inc. Class A(a)	100	4,426
Automatic Data Processing, Inc.	200	8,380
Donnelley (R.R.) & Sons Co.	7,900	234,551
Equifax, Inc.	10,100	339,562
H&R Block, Inc.	17,000	363,800
Moody's Corp.	14,200	489,048
Paychex, Inc.	11,000	344,080
Western Union Co.	35,500	877,560
		2,661,407
Computers — 4.0%
Affiliated Computer Services, Inc. Class A(a)	15,600	834,444
Apple, Inc.(a)	36,000	6,027,840
Computer Sciences Corp.(a)	100	4,684
Dell, Inc.(a)	97,300	2,128,924
Electronic Data Systems Corp.	16,700	411,488
EMC Corp.(a)	78,400	1,151,696
Hewlett-Packard Co.	169,700	7,502,437
International Business Machines Corp.	80,700	9,565,371
Lexmark International, Inc. Class A(a)	28,700	959,441
NetApp, Inc.(a)	25,700	556,662
SanDisk Corp.(a)	100	1,870
Sun Microsystems, Inc.(a)	175	1,904
Teradata Corp.(a)	15,700	363,298
		29,510,059
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	14,200	981,220
The Procter & Gamble Co.	160,593	9,765,660
		10,746,880
Distribution & Wholesale — 0.1%
Genuine Parts Co.	6,500	257,920

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W.W. Grainger, Inc.	1,800	$147,240
		405,160
Diversified Financial — 2.3%
American Express Co.	45,300	1,706,451
Ameriprise Financial, Inc.	9,180	373,351
The Charles Schwab Corp.	1,100	22,594
CIT Group, Inc.	7,900	53,799
Citigroup, Inc.	130,100	2,180,476
CME Group, Inc.	100	38,319
Discover Financial Services	24,950	328,591
Fannie Mae	4,400	85,844
Federated Investors, Inc. Class B	3,300	113,586
Franklin Resources, Inc.	100	9,165
Freddie Mac	1,800	29,520
The Goldman Sachs Group, Inc.	29,500	5,159,550
IntercontinentalExchange, Inc.(a)	100	11,400
Janus Capital Group, Inc.	6,000	158,820
JP Morgan Chase & Co.	156,159	5,357,815
Legg Mason, Inc.	100	4,357
Lehman Brothers Holdings, Inc.	600	11,886
Merrill Lynch & Co., Inc.	3,200	101,472
Morgan Stanley	26,600	959,462
NYSE Euronext	6,300	319,158
		17,025,616
Electric — 2.2%
The AES Corp.(a)	200	3,842
Ameren Corp.	8,100	342,063
American Electric Power Co., Inc.	32,100	1,291,383
CenterPoint Energy, Inc.	55,200	885,960
Consolidated Edison, Inc.	10,900	426,081
Dominion Resources, Inc.	22,800	1,082,772
DTE Energy Co.	20,700	878,508
Duke Energy Corp.	129,832	2,256,480
Edison International	17,700	909,426
Entergy Corp.	4,500	542,160
FirstEnergy Corp.	7,400	609,242
FPL Group, Inc.	16,700	1,095,186
Integrys Energy Group, Inc.	6,500	330,395
Pepco Holdings, Inc.	34,700	890,055
PG&E Corp.	24,200	960,498

	Number of Shares	Value
Pinnacle West Capital Corp.	4,200	$129,234
Progress Energy, Inc.	14,000	585,620
Public Service Enterprise Group, Inc.	20,900	959,937
Southern Co.	40,900	1,428,228
TECO Energy, Inc.	5,300	113,897
Xcel Energy, Inc.	33,300	668,331
		16,389,298
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	40,300	1,992,835
Molex, Inc.	5,000	122,050
		2,114,885
Electronics — 0.7%
Agilent Technologies, Inc.(a)	18,000	639,720
Applera Corp. Applied Biosystems Group	13,100	438,588
Jabil Circuit, Inc.	12,100	198,561
PerkinElmer, Inc.	18,300	509,655
Thermo Fisher Scientific, Inc.(a)	50,900	2,836,657
Tyco Electronics Ltd.	10,707	383,525
Waters Corp.(a)	100	6,450
		5,013,156
Engineering & Construction — 0.3%
Fluor Corp.(a)	10,900	2,028,272
Jacobs Engineering Group, Inc.(a)	4,100	330,870
		2,359,142
Environmental Controls — 0.3%
Allied Waste Industries, Inc.(a)	24,500	309,190
Waste Management, Inc.	44,700	1,685,637
		1,994,827
Foods — 1.0%
General Mills, Inc.	15,900	966,243
Heinz (H.J.) Co.	8,600	411,510
The Hershey Co.	7,800	255,684
Kellogg Co.	11,800	566,636
Kraft Foods, Inc. Class A	70,700	2,011,415
The Kroger Co.	27,200	785,264
McCormick & Co., Inc.	5,800	206,828
Safeway, Inc.	19,000	542,450
SuperValu, Inc.	8,500	262,565
Sysco Corp.	26,300	723,513
Wrigley (Wm.) Jr. Co.	10,100	785,578
		7,517,686
Forest Products & Paper — 0.1%
International Paper Co.	9,100	212,030
MeadWestvaco Corp.	6,900	164,496

	Number of Shares	Value
Weyerhaeuser Co.	200	$10,228
		386,754
Gas — 0.1%
NiSource, Inc.	11,300	202,496
Sempra Energy	11,700	660,465
		862,961
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	2,600	149,526
Snap-on, Inc.	3,600	187,236
The Stanley Works	3,500	156,905
		493,667
Health Care – Products — 1.8%
Boston Scientific Corp.(a)	116,200	1,428,098
C.R. Bard, Inc.	2,900	255,055
Johnson & Johnson	154,100	9,914,794
Medtronic, Inc.	11,500	595,125
St. Jude Medical, Inc.(a)	16,400	670,432
Zimmer Holdings, Inc.(a)	6,300	428,715
		13,292,219
Health Care – Services — 0.6%
Aetna, Inc.	43,800	1,775,214
Cigna Corp.	11,600	410,524
Coventry Health Care, Inc.(a)	4,700	142,974
Humana, Inc.(a)	7,900	314,183
Quest Diagnostics, Inc.	9,900	479,853
UnitedHealth Group, Inc.	42,300	1,110,375
WellPoint, Inc.(a)	10,900	519,494
		4,752,617
Holding Company – Diversified — 0.0%
Leucadia National Corp.	6,900	323,886
Home Builders — 0.2%
Centex Corp.	27,300	365,001
D.R. Horton, Inc.	11,000	119,350
KB Home	3,400	57,562
Lennar Corp. Class A	81,700	1,008,178
Pulte Homes, Inc.	11,700	112,671
		1,662,762
Home Furnishing — 0.0%
Whirlpool Corp.	100	6,173
Household Products — 0.2%
Avery Dennison Corp.	4,100	180,113
The Clorox Co.	4,600	240,120
Fortune Brands, Inc.	5,100	318,291
Kimberly-Clark Corp.	11,900	711,382
		1,449,906

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 3.2%
ACE Ltd.	32,500	$1,790,425
AFLAC, Inc.	36,400	2,285,920
Allstate Corp.	21,100	961,949
American International Group, Inc.	63,500	1,680,210
Aon Corp.	13,500	620,190
Assurant, Inc.	13,200	870,672
Chubb Corp.	36,700	1,798,667
Cincinnati Financial Corp.	11,200	284,480
Genworth Financial, Inc. Class A	14,800	263,588
The Hartford Financial Services Group, Inc.	11,900	768,383
Lincoln National Corp.	10,387	470,739
Loews Corp.	14,200	665,980
Marsh & McLennan Cos., Inc.	21,200	562,860
Metlife, Inc.	69,800	3,683,346
MGIC Investment Corp.	9,300	56,823
Principal Financial Group, Inc.	10,100	423,897
The Progressive Corp.	34,900	653,328
Prudential Financial, Inc.	16,800	1,003,632
Safeco Corp.	12,300	826,068
Torchmark Corp.	6,900	404,685
The Travelers Cos., Inc.	61,335	2,661,939
Unum Group	36,200	740,290
XL Capital Ltd. Class A	9,700	199,432
		23,677,503
Internet — 0.9%
Amazon.com, Inc.(a)	700	51,331
eBay, Inc.(a)	44,200	1,207,986
Expedia, Inc.(a)	8,600	158,068
Google, Inc. Class A(a)	3,700	1,947,754
IAC/InterActiveCorp(a)	5,700	109,896
Symantec Corp.(a)	79,800	1,544,130
VeriSign, Inc.(a)	9,700	366,660
Yahoo!, Inc.(a)	67,200	1,388,352
		6,774,177
Investment Companies — 0.0%
American Capital Strategies Ltd.	7,400	175,898
Iron & Steel — 0.4%
Allegheny Technologies, Inc.	100	5,928
Nucor Corp.	21,600	1,612,872
United States Steel Corp.	8,100	1,496,718
		3,115,518

	Number of Shares	Value
Lodging — 0.0%
Marriott International, Inc. Class A	700	$18,368
Starwood Hotels & Resorts Worldwide, Inc.	7,000	280,490
		298,858
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	31,500	2,325,330
Terex Corp.(a)	1,800	92,466
		2,417,796
Machinery – Diversified — 0.4%
Cummins, Inc.	21,600	1,415,232
Deere & Co.	17,700	1,276,701
The Manitowoc Co., Inc.	200	6,506
Rockwell Automation, Inc.	3,300	144,309
		2,842,748
Manufacturing — 2.4%
Cooper Industries Ltd. Class A	6,200	244,900
Danaher Corp.	12,600	973,980
Dover Corp.	19,800	957,726
Eastman Kodak Co.	200	2,886
Eaton Corp.	8,300	705,251
General Electric Co.	298,000	7,953,620
Honeywell International, Inc.	38,200	1,920,696
Illinois Tool Works, Inc.	20,500	973,955
Ingersoll-Rand Co. Ltd. Class A	12,723	476,222
ITT Corp.	9,500	601,635
Leggett & Platt, Inc.	10,900	182,793
Parker Hannifin Corp.	17,550	1,251,666
Textron, Inc.	8,700	416,991
Tyco International Ltd.	25,307	1,013,292
		17,675,613
Media — 1.9%
CBS Corp. Class B	52,750	1,028,098
Clear Channel Communications, Inc.	19,900	700,480
Comcast Corp. Class A	118,200	2,242,254
The DIRECTV Group, Inc.(a)	35,500	919,805
Gannett Co., Inc.	9,500	205,865
The McGraw-Hill Cos., Inc.	800	32,096
Meredith Corp.	1,600	45,264
News Corp. Class A	94,600	1,422,784
The Scripps (E.W.) Co. Class A	5,200	216,008
Time Warner, Inc.	147,100	2,177,080

	Number of Shares	Value
Viacom, Inc. Class B(a)	25,300	$772,662
The Walt Disney Co.	143,100	4,464,720
		14,227,116
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	100	9,637
Mining — 0.6%
Alcoa, Inc.	16,800	598,416
Freeport-McMoRan Copper & Gold, Inc.	35,393	4,147,706
Vulcan Materials Co.	300	17,934
		4,764,056
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	10,900	371,690
Xerox Corp.	33,800	458,328
		830,018
Oil & Gas — 8.5%
Anadarko Petroleum Corp.	39,100	2,926,244
Apache Corp.	28,000	3,892,000
Chesapeake Energy Corp.	9,000	593,640
Chevron Corp.	96,969	9,612,537
ConocoPhillips Co.	82,858	7,820,967
Devon Energy Corp.	31,000	3,724,960
ENSCO International, Inc.	8,900	718,586
EOG Resources, Inc.	8,300	1,088,960
Exxon Mobil Corp.(b)	212,400	18,718,812
Hess Corp.	9,600	1,211,424
Marathon Oil Corp.	22,000	1,141,140
Murphy Oil Corp.	6,400	627,520
Nabors Industries Ltd.(a)	13,700	674,451
Noble Corp.	13,700	889,952
Noble Energy, Inc.	14,600	1,468,176
Occidental Petroleum Corp.	61,100	5,490,446
Questar Corp.	2,200	156,288
Southwestern Energy Co.(a)	6,300	299,943
Sunoco, Inc.	6,100	248,209
Valero Energy Corp.	18,200	749,476
XTO Energy, Inc.	15,900	1,089,309
		63,143,040
Oil & Gas Services — 1.3%
BJ Services Co.	400	12,776
Cameron International Corp.(a)	100	5,535
Halliburton Co.	52,700	2,796,789

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National-Oilwell Varco, Inc.(a)	21,700	$1,925,224
Schlumberger Ltd.	21,100	2,266,773
Transocean, Inc.(a)	17,800	2,712,542
		9,719,639
Packaging & Containers — 0.1%
Ball Corp.	4,600	219,604
Bemis Co., Inc.	4,600	103,132
Pactiv Corp.(a)	6,000	127,380
		450,116
Pharmaceuticals — 3.1%
Allergan, Inc.	8,900	463,245
AmerisourceBergen Corp.	11,500	459,885
Cardinal Health, Inc.	16,600	856,228
Eli Lilly & Co.	48,100	2,220,296
Express Scripts, Inc.(a)	22,700	1,423,744
Forest Laboratories, Inc.(a)	12,600	437,724
Gilead Sciences, Inc.(a)	26,800	1,419,060
Hospira, Inc.(a)	8,400	336,924
King Pharmaceuticals, Inc.(a)	15,100	158,097
Medco Health Solutions, Inc.(a)	23,800	1,123,360
Merck & Co., Inc.	181,900	6,855,811
Mylan, Inc.(a)	100	1,207
Pfizer, Inc.	349,500	6,105,765
Watson Pharmaceuticals, Inc.(a)	44,500	1,209,065
		23,070,411
Pipelines — 0.4%
El Paso Corp.	42,600	926,124
Spectra Energy Corp.	22,900	658,146
The Williams Cos., Inc.	28,300	1,140,773
		2,725,043
Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties, Inc.	4,400	396,968
Developers Diversified Realty Corp.	4,400	152,724
Equity Residential	20,300	776,881
HCP, Inc.	8,800	279,928
Host Hotels & Resorts, Inc.	33,300	454,545
Kimco Realty Corp.	9,900	341,748
Prologis	16,700	907,645
Public Storage	5,000	403,950
Vornado Realty Trust	6,600	580,800
		4,295,189
Retail — 3.1%
Abercrombie & Fitch Co. Class A	7,200	451,296

	Number of Shares	Value
AutoNation, Inc.(a)	6,100	$61,122
AutoZone, Inc.(a)	3,800	459,838
Best Buy Co., Inc.	18,850	746,460
Big Lots, Inc.(a)	35,500	1,109,020
Costco Wholesale Corp.	17,500	1,227,450
CVS Caremark Corp.	62,013	2,453,854
Darden Restaurants, Inc.	6,300	201,222
Family Dollar Stores, Inc.	5,900	117,646
GameStop Corp. Class A(a)	8,900	359,560
The Gap, Inc.	52,200	870,174
The Home Depot, Inc.	73,000	1,709,660
J.C. Penney Co., Inc.	100	3,629
Jones Apparel Group, Inc.	39,100	537,625
Kohl's Corp.(a)	1,100	44,044
Limited Brands, Inc.	13,400	225,790
Lowe's Cos., Inc.	100	2,075
Macy's, Inc.	17,500	339,850
McDonald's Corp.	56,200	3,159,564
Nordstrom, Inc.	500	15,150
Office Depot, Inc.(a)	100	1,094
Polo Ralph Lauren Corp.	1,700	106,726
RadioShack Corp.	10,800	132,516
Sears Holdings Corp.(a)	100	7,366
Staples, Inc.	16,850	400,188
The TJX Cos., Inc.	45,700	1,438,179
Wal-Mart Stores, Inc.	113,400	6,373,080
Walgreen Co.	200	6,502
Yum! Brands, Inc.	24,800	870,232
		23,430,912
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	44,000	733,920
Sovereign Bancorp, Inc.	12,400	91,264
Washington Mutual, Inc.	23,909	117,871
		943,055
Semiconductors — 2.1%
Advanced Micro Devices, Inc.(a)	2,900	16,907
Altera Corp.	15,100	312,570
Analog Devices, Inc.	21,900	695,763
Applied Materials, Inc.	83,500	1,594,015
Broadcom Corp. Class A(a)	10,550	287,909
Intel Corp.	223,000	4,790,040
KLA-Tencor Corp.	6,200	252,402
Linear Technology Corp.	11,100	361,527
LSI Corp.(a)	43,400	266,476
MEMC Electronic Materials, Inc.(a)	8,500	523,090

	Number of Shares	Value
Micron Technology, Inc.(a)	1,600	$9,600
National Semiconductor Corp.	43,600	895,544
Novellus Systems, Inc.(a)	7,700	163,163
Nvidia Corp.(a)	2,300	43,056
QLogic Corp.(a)	69,400	1,012,546
Texas Instruments, Inc.	131,500	3,703,040
Xilinx, Inc.	14,300	361,075
		15,288,723
Software — 2.6%
Adobe Systems, Inc.(a)	50,900	2,004,951
Autodesk, Inc.(a)	8,800	297,528
BMC Software, Inc.(a)	19,900	716,400
CA, Inc.	353	8,151
Citrix Systems, Inc.(a)	6,600	194,106
Compuware Corp.(a)	103,300	985,482
Electronic Arts, Inc.(a)	300	13,329
Fiserv, Inc.(a)	6,300	285,831
IMS Health, Inc.	9,200	214,360
Intuit, Inc.(a)	11,700	322,569
Microsoft Corp.	318,100	8,750,931
Oracle Corp.(a)	270,196	5,674,116
		19,467,754
Telecommunications — 3.1%
American Tower Corp. Class A(a)	700	29,575
AT&T, Inc.(b)	251,366	8,468,520
CenturyTel, Inc.	11,200	398,608
Cisco Systems, Inc.(a)	259,600	6,038,296
Citizens Communications Co.	100	1,134
Corning, Inc.	1,600	36,880
Embarq Corp.	8,528	403,119
Juniper Networks, Inc.(a)	26,200	581,116
Qualcomm, Inc.	37,000	1,641,690
Qwest Communications International, Inc.	62,600	246,018
Sprint Nextel Corp.	4,500	42,750
Verizon Communications, Inc.	124,268	4,399,087
Windstream Corp.	34,700	428,198
		22,714,991
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	7,400	264,328
Mattel, Inc.	8,600	147,232
		411,560
Transportation — 1.1%
Burlington Northern Santa Fe Corp.	14,700	1,468,383

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C.H. Robinson Worldwide, Inc.	9,000	$493,560
CSX Corp.	50,900	3,197,029
FedEx Corp.	100	7,879
Norfolk Southern Corp.	18,300	1,146,861
Ryder System, Inc.	14,400	991,872
Union Pacific Corp.	15,500	1,170,250
		8,475,834
TOTAL COMMON STOCK (Cost $388,069,886)		463,526,748
TOTAL EQUITIES (Cost $388,069,886)		463,526,748
MUTUAL FUNDS — 2.1%
Investment Companies — 2.1%
iShares Lehman Aggregate Bond Fund	139,320	13,987,728
SPDR Trust Series 1	12,930	1,654,781
TOTAL MUTUAL FUNDS (Cost $15,952,813)		15,642,509
RIGHTS — 0.0%
Computers — 0.0%
Seagate Technology(a) (c)	21,700	-
TOTAL RIGHTS (Cost $0)		-
	Principal Amount
BONDS & NOTES — 33.5%
CORPORATE DEBT — 11.0%
Agriculture — 0.1%
Cargill, Inc.(d) 5.200% 1/22/13	$650,000	643,761
Airlines — 0.0%
US Airways, Inc. Class B(c) (e) 1.000% 4/15/49	869,681	9
Apparel — 0.1%
Kellwood Co. 7.875% 7/15/09	165,000	155,100
VF Corp. 6.450% 11/01/37	375,000	354,740
		509,840
Banks — 0.6%
Bank of America Corp. 4.250% 10/01/10	800,000	794,034

	Principal Amount	Value
HSBC Finance Corp. 6.375% 10/15/11	$965,000	$986,950
HSBC Holdings PLC 6.500% 9/15/37	325,000	296,265
Wachovia Bank NA 6.600% 1/15/38	800,000	697,112
Wachovia Corp. 5.300% 10/15/11	750,000	733,335
Wells Fargo & Co. 4.375% 1/31/13	700,000	677,815
		4,185,511
Beverages — 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	274,604
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	134,182
The Coca-Cola Co. 5.350% 11/15/17	275,000	277,198
Diageo Finance BV 3.875% 4/01/11	325,000	319,211
Foster's Finance Corp.(d) 6.875% 6/15/11	835,000	886,375
		1,891,570
Building Materials — 0.1%
American Standard, Inc. 7.625% 2/15/10	700,000	734,087
Chemicals — 0.4%
Cytec Industries, Inc. 5.500% 10/01/10	335,000	337,352
Ecolab, Inc. 4.875% 2/15/15	750,000	733,048
Lubrizol Corp. 4.625% 10/01/09	480,000	477,748
Lubrizol Corp. 5.875% 12/01/08	325,000	327,414
Praxair, Inc. 5.250% 11/15/14	625,000	632,277
Sensient Technologies 6.500% 4/01/09	400,000	399,673
		2,907,512
Commercial Services — 0.3%
Deluxe Corp. 7.375% 6/01/15	95,000	83,125
Donnelley R.R. & Sons Co. 4.950% 5/15/10	400,000	391,652
Equifax, Inc. 7.000% 7/01/37	275,000	253,089

	Principal Amount	Value
ERAC USA Finance Co.(d) 6.700% 6/01/34	$320,000	$262,074
ERAC USA Finance Co.(d) 7.000% 10/15/37	850,000	707,014
Valassis Communications, Inc. 6.625% 1/15/09	705,000	701,475
		2,398,429
Computers — 0.0%
Electronic Data Systems Corp. Series B 6.500% 8/01/13	310,000	318,391
Diversified Financial — 1.8%
American Express Co. 6.150% 8/28/17	230,000	224,651
American General Finance Corp. 5.900% 9/15/12	980,000	944,328
American General Finance Corp. 6.500% 9/15/17	225,000	197,640
American General Finance Corp. 6.900% 12/15/17	225,000	196,102
American Honda Finance Corp.(d) 3.850% 11/06/08	700,000	699,936
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	573,961
BlackRock, Inc. 6.250% 9/15/17	225,000	226,274
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	466,981
Caterpillar Financial Services Corp., Series F 4.500% 9/01/08	300,000	300,666
CIT Group, Inc. 5.125% 9/30/14	535,000	383,193
CIT Group, Inc. 7.625% 11/30/12	900,000	748,060
Citigroup, Inc. 5.500% 2/15/17	500,000	455,974
Eaton Vance Corp. 6.500% 10/02/17	620,000	625,466
Emerald Investment Grade CBO Ltd. FRN(d) 3.319% 5/24/11	435,778	433,599
General Electric Capital Corp. 5.375% 10/20/16	475,000	467,427

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.150% 1/15/14	$775,000	$750,177
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	722,714
The Goldman Sachs Group, Inc. 6.125% 2/15/33	275,000	246,328
The Goldman Sachs Group, Inc. 6.750% 10/01/37	170,000	155,507
HSBC Finance Corp. 4.125% 12/15/08	875,000	873,642
HSBC Finance Corp. 5.900% 6/19/12	70,000	70,279
Lazard Group LLC 6.850% 6/15/17	360,000	317,517
Lazard Group LLC 7.125% 5/15/15	430,000	402,042
Lehman Brothers Holdings, Inc. 6.200% 9/26/14	715,000	682,445
Lehman Brothers Holdings, Inc. 6.875% 7/17/37	500,000	430,399
Lehman Brothers Holdings, Inc. 7.000% 9/27/27	95,000	87,837
Merrill Lynch & Co., Inc. 5.450% 2/05/13	950,000	896,042
Morgan Stanley 5.450% 1/09/17	265,000	240,681
SLM Corp. 5.000% 10/01/13	230,000	198,873
Textron Financial Corp. 5.125% 11/01/10	580,000	587,958
		13,606,699
Electric — 0.9%
Allegheny Energy Supply(d) 8.250% 4/15/12	275,000	286,687
Carolina Power & Light Co. 5.950% 3/01/09	170,000	172,588
Consumers Energy Co. 4.400% 8/15/09	250,000	250,205
Duke Energy Corp. 4.200% 10/01/08	80,000	80,115
Entergy Gulf States, Inc. 5.250% 8/01/15	995,000	938,307

	Principal Amount	Value
Kansas Gas & Electric Co. 5.647% 3/29/21	$304,775	$302,211
MidAmerican Funding LLC 6.750% 3/01/11	145,000	152,416
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	402,813	422,953
Monongahela Power 6.700% 6/15/14	400,000	424,520
Nevada Power Co. Series L 5.875% 1/15/15	450,000	449,193
Pennsylvania Electric Co. Class B 6.125% 4/01/09	830,000	837,389
Tenaska Oklahoma(d) 6.528% 12/30/14	444,493	428,042
TransAlta Corp. 5.750% 12/15/13	1,000,000	975,546
Tri-State Generation & Transmission Association Series 2003, Class A(d) 6.040% 1/31/18	356,866	349,529
Tri-State Generation & Transmission Association Series 2003, Class B(d) 7.144% 7/31/33	525,000	531,948
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	228,599
		6,830,248
Electrical Components & Equipment — 0.2%
Ametek, Inc. 7.200% 7/15/08	1,040,000	1,041,313
Anixter International, Inc. 5.950% 3/01/15	510,000	448,800
		1,490,113
Electronics — 0.0%
Thomas & Betts Corp. Series B 6.390% 2/10/09	200,000	202,327
Environmental Controls — 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	425,000	417,563

	Principal Amount	Value
Foods — 0.1%
Sara Lee Corp. 3.875% 6/15/13	$140,000	$129,467
Smithfield Foods, Inc. 7.000% 8/01/11	1,105,000	1,008,312
		1,137,779
Forest Products & Paper — 0.1%
Rock-Tenn Co. 5.625% 3/15/13	105,000	97,125
Rock-Tenn Co. 8.200% 8/15/11	390,000	401,700
Rock-Tenn Co.(d) 9.250% 3/15/16	100,000	106,000
		604,825
Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	371,524
Southwest Gas Corp. 8.375% 2/15/11	205,000	213,360
		584,884
Health Care – Products — 0.0%
Covidien International Finance SA 6.550% 10/15/37	300,000	302,583
Holding Company – Diversified — 0.2%
Leucadia National Corp.(b) 7.750% 8/15/13	1,150,000	1,150,000
Home Builders — 0.0%
Centex Corp. 7.875% 2/01/11	250,000	240,625
D.R. Horton, Inc. 4.875% 1/15/10	80,000	74,400
Lennar Corp. Series B 5.125% 10/01/10	60,000	52,200
		367,225
Household Products — 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	550,000	571,093
Housewares — 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	320,000	313,601
Toro Co. 7.800% 6/15/27	165,000	180,008
		493,609
Insurance — 0.0%
Lincoln National Corp. 6.300% 10/09/37	220,000	206,609

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.0%
Xstrata Finance Canada(d) 5.800% 11/15/16	$195,000	$183,903
Iron & Steel — 0.0%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	236,014
Lodging — 0.3%
Marriott International, Inc. 6.200% 6/15/16	775,000	732,080
MGM Mirage 6.000% 10/01/09	250,000	245,938
MGM Mirage 6.750% 9/01/12	725,000	650,687
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	150,000	144,835
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	395,000	401,932
		2,175,472
Machinery – Diversified — 0.1%
Briggs & Stratton Corp. 8.875% 3/15/11	550,000	561,000
Manufacturing — 0.3%
Bombardier, Inc.(d) 6.750% 5/01/12	245,000	239,488
Cooper US, Inc. 6.100% 7/01/17	425,000	431,457
Pentair, Inc. 7.850% 10/15/09	625,000	632,144
Tyco Electronics Group SA 6.000% 10/01/12	225,000	227,186
Tyco Electronics Group SA 6.550% 10/01/17	200,000	201,794
Tyco Electronics Group SA 7.125% 10/01/37	225,000	230,348
		1,962,417
Media — 1.0%
Belo Corp. 8.000% 11/01/08	400,000	402,624
CBS Corp. 6.625% 5/15/11	480,000	491,518
CBS Corp. 7.875% 7/30/30	210,000	203,483

	Principal Amount	Value
Clear Channel Communications, Inc. 4.250% 5/15/09	$625,000	$603,125
COX Communications, Inc. 4.625% 1/15/10	1,850,000	1,839,792
COX Communications, Inc. 6.750% 3/15/11	700,000	722,429
Echostar DBS Corp. 7.125% 2/01/16	425,000	392,062
Rogers Cable, Inc. 5.500% 3/15/14	200,000	192,526
Scholastic Corp. 5.000% 4/15/13	305,000	257,341
Shaw Communications, Inc. 8.250% 4/11/10	745,000	765,487
Thomson Corp. 5.700% 10/01/14	865,000	851,644
Time Warner, Inc. 5.875% 11/15/16	565,000	532,769
Viacom, Inc. 6.250% 4/30/16	195,000	188,345
		7,443,145
Metal Fabricate & Hardware — 0.1%
Timken Co. 5.750% 2/15/10	475,000	475,440
Mining — 0.3%
Codelco, Inc.(d) 6.150% 10/24/36	280,000	266,212
Vale Overseas Ltd. 6.250% 1/23/17	305,000	295,233
Vale Overseas Ltd. 6.875% 11/21/36	280,000	260,046
Vulcan Materials Co. 6.000% 4/01/09	1,250,000	1,266,406
		2,087,897
Office Equipment/Supplies — 0.0%
Xerox Corp. 5.500% 5/15/12	225,000	222,399
Oil & Gas — 0.6%
Mobil Corp. 8.625% 8/15/21	1,050,000	1,377,968
OAO Gazprom(d) 9.625% 3/01/13	290,000	321,697
Pemex Project Funding Master Trust(d) 6.625% 6/15/38	590,000	604,040
The Premcor Refining Group, Inc. 6.750% 5/01/14	230,000	233,507

	Principal Amount	Value
Shell International Finance 5.625% 6/27/11	$900,000	$944,095
Tesoro Corp. 6.500% 6/01/17	215,000	192,962
XTO Energy, Inc. 4.900% 2/01/14	850,000	831,345
		4,505,614
Oil & Gas Services — 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	168,000
Packaging & Containers — 0.1%
Packaging Corp. of America 5.750% 8/01/13	185,000	180,748
Pactiv Corp. 5.875% 7/15/12	230,000	228,653
Pactiv Corp. 6.400% 1/15/18	200,000	199,585
Sealed Air Corp.(d) 6.875% 7/15/33	145,000	132,848
		741,834
Pharmaceuticals — 0.1%
Abbott Laboratories 5.600% 11/30/17	850,000	857,373
Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	163,076
Colonial Pipeline Co.(d) 7.630% 4/15/32	750,000	853,484
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	206,410
Duke Energy Field Services Corp. 7.875% 8/16/10	1,375,000	1,443,010
Enbridge, Inc. 5.800% 6/15/14	775,000	770,057
Enterprise Products Operating LP 7.500% 2/01/11	175,000	183,323
Gulf South Pipeline Co. LP(d) 5.050% 2/01/15	150,000	140,973
Kern River Funding Corp.(d) 4.893% 4/30/18	570,500	550,350

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.000% 2/01/17	$130,000	$128,452
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	113,466
Kinder Morgan Energy Partners LP 6.950% 1/15/38	440,000	436,710
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	100,000	99,159
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	365,000	368,073
Plains All American Pipeline Co. 5.625% 12/15/13	520,000	519,308
Southern Natural Gas Co.(d) 5.900% 4/01/17	250,000	238,834
Texas Eastern Transmission LP(d) 6.000% 9/15/17	175,000	173,997
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	400,000	366,663
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	350,000	387,625
		7,142,970
Real Estate Investment Trusts (REITS) — 0.3%
Brandywine Operating Partnership LP 5.625% 12/15/10	310,000	300,568
iStar Financial, Inc. Series B 4.875% 1/15/09	165,000	158,400
iStar Financial, Inc. Series B 5.700% 3/01/14	310,000	260,400
Prologis 5.250% 11/15/10	650,000	648,912
Senior Housing Properties Trust 8.625% 1/15/12	100,000	104,000
Weingarten Realty Investors, Series A 7.500% 12/19/10	770,000	805,381
		2,277,661

	Principal Amount	Value
Retail — 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	$115,000	$117,663
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	257,642
McDonald's Corp. 6.300% 10/15/37	100,000	99,459
Yum! Brands, Inc. 6.875% 11/15/37	415,000	382,969
		857,733
Savings & Loans — 0.2%
Glencore Funding LLC(d) 6.000% 4/15/14	500,000	477,625
Rockies Express Pipeline LLC(d) 6.250% 7/15/13	350,000	353,851
Rockies Express Pipeline LLC(d) 6.850% 7/15/18	225,000	227,747
Washington Mutual Bank 5.650% 8/15/14	775,000	604,500
		1,663,723
Software — 0.0%
Fidelity National Information Services, Inc. 4.750% 9/15/08	220,000	213,400
Telecommunications — 0.7%
AT&T, Inc. 6.500% 9/01/37	300,000	290,346
British Telecom PLC STEP 9.125% 12/15/30	180,000	216,375
Deutsche Telekom International Finance B.V. STEP 8.250% 6/15/30	775,000	889,218
Embarq Corp. 7.082% 6/01/16	205,000	194,700
Qwest Corp. 7.875% 9/01/11	750,000	750,000
Qwest Corp. 8.875% 3/15/12	600,000	612,000
Rogers Wireless Communications, Inc. 6.375% 3/01/14	350,000	350,405
Sprint Capital Corp. 6.900% 5/01/19	255,000	223,762
Sprint Nextel Corp. 6.000% 12/01/16	295,000	253,700

	Principal Amount	Value
Telecom Italia Capital SA 6.000% 9/30/34	$45,000	$38,512
Telefonica Emisones, S.A.U. 7.045% 6/20/36	485,000	497,731
Verizon Global Funding Corp. 7.750% 12/01/30	525,000	563,998
		4,880,747
Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	412,257
Transportation — 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	490,000	496,505
Canadian National Railway Co. 5.850% 11/15/17	215,000	217,485
Canadian National Railway Co. 6.375% 11/15/37	190,000	187,302
CSX Corp. 7.250% 5/01/27	50,000	48,596
		949,888
TOTAL CORPORATE DEBT (Cost $84,570,694)		81,573,554
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Commercial MBS — 2.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 7/10/17	1,225,000	1,164,927
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	900,000	873,197
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	600,000	584,987
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	350,000	329,428

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	$1,225,000	$1,197,277
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	575,000	549,620
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ(d) 6.219% 1/15/18	785,000	670,575
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	473,028
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/40	2,850,000	2,709,003
Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	500,000	464,871
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/44	2,700,000	2,585,529
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,475,000	1,446,895
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B(d) 6.920% 2/03/09	3,000,000	3,060,884
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	698,678

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 7/15/12	$1,750,000	$1,734,743
		18,543,642
Home Equity ABS — 0.1%
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP(c) 5.000% 12/25/37	2,000,000	393,158
Student Loans ABS — 0.2%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(d) 3.803% 9/20/10	430,000	379,341
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN(d) 5.113% 1/11/13	575,000	444,303
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(d) 3.403% 6/20/14	950,000	673,312
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN(d) 4.803% 9/20/10	300,000	246,750
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN(d) 5.403% 9/20/10	245,000	199,292
		1,942,998
WL Collateral CMO — 0.9%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	1,188,811	1,042,346
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 2.562% 7/20/36	486,939	449,426
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.562% 2/25/34	69,530	58,991

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 6.752% 9/25/33	$58,399	$56,337
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 6.315% 8/25/34	93,074	78,061
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 2.673% 1/19/38	646,739	472,103
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 2.593% 5/25/37	1,070,304	1,000,926
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 6.342% 8/25/34	185,578	163,806
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2 FRN 5.007% 7/25/35	2,178	2,138
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 2.733% 8/25/36	273,028	219,149
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 6.813% 7/25/33	12,947	10,379
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 7.090% 2/25/34	28,957	25,704
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 6.457% 2/25/34	5,161	4,794
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN 2.653% 12/25/36	287,181	201,052

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 2.663% 6/25/46	$1,275,131	$990,998
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 2.673% 4/25/46	818,325	637,967
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 6.813% 3/25/34	111,918	104,966
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/33	-	-
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	180,477	166,743
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 4.928% 4/25/44	289,691	246,518
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.234% 9/25/34	1,005,426	982,151
		6,914,555
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.382% 6/25/32	91,109	79,443
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,275,562)		27,873,796
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Province of Ontario 4.750% 1/19/16	1,200,000	1,210,729

	Principal Amount	Value
United Mexican States 5.625% 1/15/17	$1,020,000	$1,030,710
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,165,723)		2,241,439
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 13.5%
Collateralized Mortgage Obligations — 0.2%
New Valley Generation IV, Series 2003-1, Class 2003-1 4.687% 1/15/22	320,123	326,380
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	457,975	482,799
		809,179
Pass-Through Securities — 13.3%
Connecticut State Health & Educational Facilities Authority, (Yale University) 5.000% 7/01/42	1,350,000	1,365,957
Federal Home Loan Mortgage Corp.
Pool #G01953 4.500% 10/01/35	16,138,084	14,984,463
Pool #G11723 5.500% 7/01/20	3,805,429	3,854,483
Pool #G18090 5.500% 12/01/20	235,737	238,186
Pool #J00746 5.500% 12/01/20	2,713,612	2,741,808
Pool #G18101 5.500% 2/01/21	2,030,523	2,049,083
Pool #J01117 5.500% 2/01/21	109,950	111,092
Pool #J01254 5.500% 2/01/21	944,173	952,804
Pool #A56828 5.500% 2/01/37	5,808,450	5,731,306
Pool #A69653 5.500% 12/01/37	5,727,552	5,649,693
Pool #E85346 6.000% 9/01/16	91,785	94,728
Pool #E85389 6.000% 9/01/16	61,163	63,132
Pool #E85542 6.000% 10/01/16	104,140	107,457

	Principal Amount	Value
Pool #G11431 6.000% 2/01/18	$108,379	$111,871
Pool #E85089 6.500% 8/01/16	224,198	233,457
Pool #E85301 6.500% 9/01/16	92,810	96,120
Pool #C55867 7.500% 2/01/30	237,306	253,001
Pool #C01079 7.500% 10/01/30	47,315	50,524
Pool #C01135 7.500% 2/01/31	165,463	176,655
Pool #C00470 8.000% 8/01/26	78,435	83,754
Pool #G00924 8.000% 3/01/28	96,872	103,426
Pool #554904 9.000% 3/01/17	3,761	4,040
Federal Home Loan Mortgage Corp. TBA(f) 4.500% 12/01/99	2,670,000	2,579,679
Federal National Mortgage Association
Pool #888586 4.361% 10/01/34	1,124,551	1,126,116
Pool #813954 4.500% 12/01/20	4,536,254	4,418,949
Pool # 832900 5.000% 9/01/35	5,973,565	5,747,223
Pool #255807 5.500% 8/01/20	4,114,069	4,170,638
Pool #813926 5.500% 11/01/20	542,735	548,840
Pool #888468 5.500% 9/01/21	5,163,838	5,215,476
Pool #555880 5.500% 11/01/33	639,211	633,818
Pool #785171 5.500% 7/01/34	297,347	294,373
Pool #825454 5.500% 6/01/35	1,723,112	1,703,727
Pool #832972 5.500% 9/01/35	1,430,636	1,414,542
Pool #884218 5.500% 5/01/36	4,134,451	4,082,770
Pool #918516 5.500% 6/01/37	1,025,705	1,012,243
Pool #586036 6.000% 5/01/16	15,475	15,942
Pool #587994 6.000% 6/01/16	115,798	119,314
Pool #906142 6.500% 1/01/37	1,558,902	1,605,913

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #942561 6.500% 8/01/37	$1,332,231	$1,372,406
Pool #919652 6.500% 9/01/37	935,500	963,711
Pool #953263 6.500% 10/01/37	927,634	955,608
Pool #953302 6.500% 10/01/37	1,862,293	1,918,453
Pool #952367 6.500% 11/01/37	195,078	200,961
Pool #564594 7.000% 1/01/31	33,788	35,766
Pool #572844 7.000% 4/01/31	175,285	185,337
Pool #253795 7.000% 5/01/31	356,637	377,088
Pool #499386 7.500% 9/01/29	7,407	7,892
Pool #510375 7.500% 9/01/29	3,022	3,222
Pool #511380 7.500% 9/01/29	3,552	3,789
Pool #515935 7.500% 9/01/29	13,164	13,992
Pool #504345 7.500% 11/01/29	17,472	18,590
Pool #521006 7.500% 12/01/29	3,272	3,488
Pool #522769 7.500% 12/01/29	606	646
Pool #252981 7.500% 1/01/30	43,949	46,832
Pool #524874 7.500% 2/01/30	4,743	5,038
Pool #531196 7.500% 2/01/30	2,210	2,356
Pool #524317 7.500% 3/01/30	12,577	13,400
Pool #530299 7.500% 3/01/30	3,455	3,682
Pool #530520 7.500% 3/01/30	25,627	27,239
Pool #253183 7.500% 4/01/30	15,685	16,717
Pool #531574 7.500% 4/01/30	22,556	24,052
Pool #537797 7.500% 4/01/30	8,870	9,457
Pool #253265 7.500% 5/01/30	22,089	23,542
Pool #529690 8.000% 2/01/30	8,551	9,118
Pool #536999 8.000% 3/01/30	1,568	1,673

	Principal Amount	Value
Pool #502394 8.000% 4/01/30	$949	$1,011
Pool #526380 8.000% 5/01/30	13,950	14,886
Pool #536949 8.000% 5/01/30	4,773	5,094
Pool #539760 8.000% 5/01/30	13,366	14,271
Pool #540202 8.000% 5/01/30	10,806	11,538
Pool #535351 8.000% 6/01/30	14,647	15,634
Pool #543122 8.000% 6/01/30	4,280	4,570
Pool #253481 8.000% 10/01/30	12,335	13,150
Pool #569911 8.000% 3/01/31	19,218	20,484
Pool #190317 8.000% 8/01/31	5,155	5,503
Pool #596656 8.000% 8/01/31	2,643	2,812
Pool #602008 8.000% 8/01/31	15,583	16,610
Federal National Mortgage Association TBA
6.000% 12/01/99(f)	2,000,000	2,017,344
6.500% 12/01/99(f)	9,363,000	9,630,724
Government National Mortgage Association
Pool #655645 6.000% 7/15/37	110,885	112,778
Pool #662384 6.000% 7/15/37	70,760	71,968
Pool #662512 6.000% 7/15/37	55,890	56,844
Pool #669642 6.000% 7/15/37	23,141	23,536
Pool #671444 6.000% 7/15/37	1,499,095	1,524,685
Pool #671453 6.000% 7/15/37	525,575	534,546
Pool #666189 6.000% 8/15/37	40,292	40,980
Pool #667485 6.500% 6/15/37	3,811,105	3,943,600
Pool #343751 7.000% 4/15/23	1,154	1,225
Pool #349496 7.000% 5/15/23	8,352	8,866
Pool #359587 7.000% 6/15/23	1,596	1,691
Pool #337539 7.000% 7/15/23	2,988	3,171

	Principal Amount	Value
Pool #363066 7.000% 8/15/23	$47,779	$50,700
Pool #354674 7.000% 10/15/23	34,851	36,964
Pool #362651 7.000% 10/15/23	63,485	67,391
Pool #368814 7.000% 10/15/23	21,169	22,486
Pool #352021 7.000% 11/15/23	20,585	21,862
Pool #371967 7.000% 11/15/23	3,132	3,326
Pool #591581 7.000% 8/15/32	39,781	41,982
Pool #307818 7.250% 6/20/21	148,430	157,642
Pool #325018 7.250% 1/20/22	91,741	97,701
Pool #326248 7.250% 3/20/22	44,155	46,925
Pool #326261 7.250% 4/20/22	56,424	60,146
Pool #326278 7.250% 5/20/22	118,107	126,057
Pool #203811 7.500% 4/15/17	1,794	1,868
Pool #218703 7.500% 4/15/17	46,877	49,550
Pool #205884 7.500% 5/15/17	51,332	54,357
Pool #213760 7.500% 6/15/17	25,308	26,787
Pool #198100 7.500% 9/15/17	32,068	33,962
Pool #26275 9.000% 8/15/08	59	59
Pool #26344 9.000% 9/15/08	129	129
Pool #25871 9.000% 10/15/08	112	113
Pool #27243 9.000% 11/15/08	269	271
Pool #29011 9.000% 12/15/08	851	860
Pool #23645 9.000% 1/15/09	803	811
Pool #28393 9.000% 1/15/09	508	514
Pool #29442 9.000% 1/15/09	217	219
Pool #27406 9.000% 2/15/09	659	665
Pool #28754 9.000% 3/15/09	789	800

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #31001 9.000% 3/15/09	$766	$776
Pool #29420 9.000% 5/15/09	203	206
Pool #31365 9.000% 5/15/09	770	783
Pool #30057 9.000% 6/15/09	2,475	2,505
Pool #32150 9.000% 9/15/09	695	702
		98,997,298
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $99,124,481)		99,806,477
U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds and Notes — 5.0%
U.S. Treasury Bond(g) 4.375% 2/15/38	6,020,000	5,868,089
U.S. Treasury Bond(b) 6.125% 8/15/29	5,400,000	6,517,547
U.S. Treasury Inflation Index(b) 4.000% 11/15/12	6,095,000	6,300,945
U.S. Treasury Note 2.500% 3/31/13	500,000	482,441
U.S. Treasury Note 3.500% 2/15/18	85,000	81,816
U.S. Treasury Note 4.000% 4/15/10	650,000	666,694
U.S. Treasury Note(b) (g) 4.875% 5/31/11	16,500,000	17,417,167
		37,334,699
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,897,239)		37,334,699
TOTAL BONDS & NOTES (Cost $254,033,699)		248,829,965
TOTAL LONG-TERM INVESTMENTS (Cost $658,056,398)		727,999,222
SHORT-TERM INVESTMENTS — 4.6%
Commercial Paper — 4.6%
Aluminum Co. America 2.930% 7/02/08	500,000	499,959
Duke Energy Carolinas 2.870% 7/01/08	3,316,000	3,316,000
Exelon Corp. 3.000% 7/10/08	662,000	661,504

	Principal Amount	Value
Gannett Co., Inc. 2.980% 7/18/08	$3,970,000	$3,964,413
Gannett Co., Inc. 3.100% 7/03/08	487,000	486,916
Gannett Co., Inc. 3.250% 7/07/08	675,000	674,634
Itt Corp. 2.900% 7/08/08	600,000	599,662
Kraft Foods, Inc. 2.520% 7/01/08	207,000	207,000
OGE Energy Corp. 2.950% 7/08/08	560,000	559,679
Oneok, Inc. 2.950% 7/03/08	1,468,000	1,467,759
Oneok, Inc. 2.950% 7/08/08	1,435,000	1,434,177
Oneok, Inc. 3.120% 7/03/08	4,050,000	4,049,298
Oneok, Inc. 3.150% 7/01/08	661,000	661,000
PPG Industries, Inc. 2.900% 7/03/08	500,000	499,920
Public Service Co. of Colorado 3.000% 7/02/08	2,537,000	2,536,789
R.R. Donnelly & Sons 3.000% 7/02/08	2,755,000	2,754,770
Starbucks Corp. 2.900% 7/02/08	998,000	997,920
Starbucks Corp. 2.900% 7/07/08	3,697,000	3,695,213
Tyco International Group 2.900% 7/14/08	3,000,000	2,996,858
Wellpoint, Inc. 2.850% 7/02/08	2,149,000	2,148,830
		34,212,301
TOTAL SHORT-TERM INVESTMENTS (Cost $34,212,301)		34,212,301
TOTAL INVESTMENTS — 102.5% (Cost $692,268,699)(h)		762,211,523
Other Assets/ (Liabilities) — (2.5%)		(18,677,578)
NET ASSETS — 100.0%		$743,533,945

Notes to Portfolio of Investments

CBO - Collateralized Bond Obligation

FRN - Floating Rate Note

STEP - Step Up Bond

TBA - To Be Announced

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(c)  This security is valued in good faith under procedures established by the Board of Trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $15,774,471 or 2.12% of net assets.

(e)  Security is currently in default.

(f)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)  This security is held as collateral for open futures contracts. (Note 2).

(h)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

June 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%
COMMON STOCK — 95.9%
Aerospace & Defense — 0.3%
Northrop Grumman Corp.	52,400	$3,505,560
Agriculture — 2.8%
Altria Group, Inc.	102,500	2,107,400
Philip Morris International, Inc.	548,517	27,091,255
		29,198,655
Apparel — 0.1%
VF Corp.	9,700	690,446
Auto Manufacturers — 2.7%
General Motors Corp.	94,100	1,082,150
Navistar International Corp.(a)	412,247	27,134,097
		28,216,247
Automotive & Parts — 0.2%
Autoliv, Inc.	37,900	1,766,898
Magna International, Inc. Class A	11,400	675,336
		2,442,234
Banks — 3.6%
Bank of America Corp.	280,200	6,688,374
Comerica, Inc.	44,600	1,143,098
Fifth Third Bancorp	4,600	46,828
Julius Baer Holding AG	334,142	22,389,521
KeyCorp	43,600	478,728
National City Corp.	90,300	430,731
SunTrust Banks, Inc.	24,200	876,524
U.S. Bancorp	35,900	1,001,251
Wachovia Corp.	82,100	1,275,013
Wells Fargo & Co.	109,900	2,610,125
		36,940,193
Beverages — 3.6%
The Coca-Cola Co.	720,700	37,461,986
Biotechnology — 0.1%
Amgen, Inc.(a)	31,500	1,485,540
Chemicals — 5.7%
The Dow Chemical Co.	66,000	2,304,060
Du Pont (E.I.) de Nemours & Co.	58,300	2,500,487
Eastman Chemical Co.	325,840	22,437,342
FMC Corp.	108,130	8,373,587
The Lubrizol Corp.	481,623	22,313,594

	Number of Shares	Value
PPG Industries, Inc.	27,900	$1,600,623
		59,529,693
Computers — 0.5%
Dell, Inc.(a)	29,500	645,460
Electronic Data Systems Corp.	52,900	1,303,456
International Business Machines Corp.	8,300	983,799
Lexmark International, Inc. Class A(a)	33,400	1,116,562
Western Digital Corp.(a)	30,300	1,046,259
		5,095,536
Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	121,600	7,394,496
Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A(a)	50,000	887,500
Tech Data Corp.(a)	27,600	935,364
		1,822,864
Diversified Financial — 14.0%
American Express Co.	193,900	7,304,213
Citigroup, Inc.	1,083,640	18,161,807
Credit Suisse Group, Sponsored ADR (Switzerland)	814,380	36,899,558
Fannie Mae	92,200	1,798,822
Freddie Mac	52,100	854,440
The Goldman Sachs Group, Inc.	219,110	38,322,339
JP Morgan Chase & Co.	229,252	7,865,636
Merrill Lynch & Co., Inc.	58,200	1,845,522
Morgan Stanley	202,900	7,318,603
National Financial Partners Corp.	464,261	9,201,653
UBS AG(a)	723,911	14,956,001
		144,528,594
Electric — 5.7%
Constellation Energy Group, Inc.	14,000	1,149,400
Entergy Corp.	8,200	987,936
Exelon Corp.	315,459	28,378,692
FirstEnergy Corp.	349,040	28,736,463
		59,252,491
Electronics — 0.6%
Arrow Electronics, Inc.(a)	46,400	1,425,408
Avnet, Inc.(a)	52,900	1,443,112

	Number of Shares	Value
Flextronics International Ltd.(a)	266,384	$2,504,010
Sanmina-SCI Corp.(a)	103,700	132,736
Tyco Electronics Ltd.	15,000	537,300
		6,042,566
Entertainment — 0.8%
Cinemark Holdings, Inc.	608,852	7,951,607
Foods — 1.5%
ConAgra Foods, Inc.	47,400	913,872
General Mills, Inc.	35,900	2,181,643
Kellogg Co.	34,700	1,666,294
Kraft Foods, Inc. Class A	29,000	825,050
The Kroger Co.	114,400	3,302,728
Safeway, Inc.	52,700	1,504,585
Sara Lee Corp.	142,900	1,750,525
SuperValu, Inc.	64,800	2,001,672
Tyson Foods, Inc. Class A	82,100	1,226,574
		15,372,943
Forest Products & Paper — 0.0%
Smurfit-Stone Container Corp.(a)	81,100	330,077
Health Care – Products — 0.5%
Covidien Ltd.	15,000	718,350
Johnson & Johnson	61,000	3,924,740
		4,643,090
Health Care – Services — 1.1%
Aetna, Inc.	96,240	3,900,607
WellPoint, Inc.(a)	157,430	7,503,114
		11,403,721
Home Builders — 0.1%
Centex Corp.	35,000	467,950
KB Home	37,700	638,261
		1,106,211
Insurance — 5.1%
ACE Ltd.	33,400	1,840,006
Allstate Corp.	52,400	2,388,916
American International Group, Inc.	199,800	5,286,708
Everest Re Group Ltd.	268,968	21,439,439
Genworth Financial, Inc. Class A	88,300	1,572,623
The Hartford Financial Services Group, Inc.	41,700	2,692,569
Metlife, Inc.	64,000	3,377,280
Old Republic International Corp.	83,600	989,824
PartnerRe Ltd.	27,700	1,914,901

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	15,800	$943,892
RenaissanceRe Holdings Ltd.	19,800	884,466
Safeco Corp.	19,800	1,329,768
Torchmark Corp.	40,900	2,398,785
The Travelers Cos., Inc.	82,782	3,592,739
Unum Group	94,100	1,924,345
XL Capital Ltd. Class A	27,700	569,512
		53,145,773
Iron & Steel — 0.9%
ArcelorMittal SA Luxembourg	25,500	2,526,285
Carpenter Technology Corp.	162,426	7,089,895
		9,616,180
Leisure Time — 0.1%
Brunswick Corp.	54,000	572,400
Machinery – Diversified — 0.9%
Cummins, Inc.	36,400	2,384,928
Deere & Co.	95,038	6,855,091
		9,240,019
Manufacturing — 4.6%
General Electric Co.	399,900	10,673,331
Siemens AG Sponsored ADR (Germany)	309,689	34,106,049
SPX Corp.	14,000	1,844,220
Tyco International Ltd.	15,000	600,600
		47,224,200
Media — 4.4%
CBS Corp. Class B	109,250	2,129,282
Gannett Co., Inc.	49,800	1,079,166
Liberty Global, Inc. Class C(a)	799,539	24,274,004
News Corp. Class A	785,789	11,818,267
Time Warner, Inc.	242,000	3,581,600
Viacom, Inc. Class B(a)	50,200	1,533,108
The Walt Disney Co.	37,700	1,176,240
		45,591,667
Mining — 0.5%
Alcoa, Inc.	73,200	2,607,384
Teck Cominico Ltd. Class B	51,300	2,459,835
		5,067,219
Oil & Gas — 16.4%
Anadarko Petroleum Corp.	47,300	3,539,932
Apache Corp.	15,800	2,196,200
BP PLC Sponsored ADR (United Kingdom)	27,000	1,878,390
Chevron Corp.	125,100	12,401,163

	Number of Shares	Value
ConocoPhillips Co.	95,500	$9,014,245
Devon Energy Corp.	352,140	42,313,142
Exxon Mobil Corp.	683,364	60,224,869
Marathon Oil Corp.	60,000	3,112,200
Murphy Oil Corp.	194,171	19,038,467
Occidental Petroleum Corp.	14,000	1,258,040
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	21,900	1,789,449
Suncor Energy, Inc.	155,900	9,060,908
Total SA Sponsored ADR (France)	29,400	2,506,938
Valero Energy Corp.	39,000	1,606,020
		169,939,963
Oil & Gas Services — 0.7%
Halliburton Co.	134,438	7,134,625
Packaging & Containers — 0.3%
Owens-IIlinois, Inc.(a)	44,800	1,867,712
Sonoco Products Co.	48,000	1,485,600
		3,353,312
Pharmaceuticals — 5.6%
Abbott Laboratories	639,990	33,900,271
Cardinal Health, Inc.	32,400	1,671,192
Merck & Co., Inc.	87,600	3,301,644
Pfizer, Inc.	443,900	7,754,933
Schering-Plough Corp.	566,270	11,149,856
		57,777,896
Retail — 0.8%
The Gap, Inc.	85,900	1,431,953
The Home Depot, Inc.	79,700	1,866,574
Jones Apparel Group, Inc.	83,700	1,150,875
Limited Brands, Inc.	5,900	99,415
Macy's, Inc.	73,300	1,423,486
McDonald's Corp.	8,900	500,358
Office Depot, Inc.(a)	70,600	772,364
Wal-Mart Stores, Inc.	17,000	955,400
		8,200,425
Savings & Loans — 0.0%
Washington Mutual, Inc.	66,000	325,380
Semiconductors — 4.9%
Lam Research Corp.(a)	873,680	31,583,532
Varian Semiconductor Equipment Associates, Inc.(a)	542,310	18,883,234
		50,466,766
Telecommunications — 5.3%
AT&T, Inc.	1,058,823	35,671,747
Motorola, Inc.	68,100	499,854
Sprint Nextel Corp.	1,004,050	9,538,475

	Number of Shares	Value
Verizon Communications, Inc.	200,800	$7,108,320
Vodafone Group PLC Sponsored ADR (United Kingdom)	72,000	2,121,120
		54,939,516
Trucking & Leasing — 0.6%
Aircastle Ltd.	714,616	6,009,920
TOTAL COMMON STOCK (Cost $991,919,237)		993,020,011
TOTAL EQUITIES (Cost $991,919,237)		993,020,011
TOTAL LONG-TERM INVESTMENTS (Cost $991,919,237)		993,020,011
	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/08, 0.900%, due 7/01/08(b)	$39,498,392	39,498,392
TOTAL SHORT-TERM INVESTMENTS (Cost $39,498,392)		39,498,392
TOTAL INVESTMENTS — 99.7% (Cost $1,031,417,629)(c)		1,032,518,403
Other Assets/ (Liabilities) — 0.3%		3,252,249
NET ASSETS — 100.0%		$1,035,770,652

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $39,499,379. Collateralized by U.S. Government Agency obligations with rates ranging from 2.771% - 5.751%, maturity dates ranging from 5/01/36 - 10/01/36, and an aggregate market value, including accrued interest, of $40,297,682.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Assets:
Investments, at value (Note 2)(a)	$-	$531,871,832	$727,999,222	$993,020,011
Short-term investments, at value (Note 2)(b)	131,659,363	34,624,155	34,212,301	39,498,392
Total investments	131,659,363	566,495,987	762,211,523	1,032,518,403
Cash	658	-	-	139,660
Foreign currency, at value(c)	-	-	-	879,538
Receivables from:
Investments sold	-	9,286,786	54,146,215	18,687,935
Fund shares sold	379,942	872,857	31,649	-
Interest and dividends	-	4,644,489	3,077,841	1,630,655
Variation margin on open futures contracts (Note 2)	-	13,126	20,372	-
Foreign taxes withheld	-	-	43	96,726
Open swap agreements, at value (Note 2)	-	748,777	483,313	-
Total assets	132,039,963	582,062,022	819,970,956	1,053,952,917
Liabilities:
Payables for:
Investments purchased	2,263,970	24,146,104	61,081,563	17,664,810
Broker for collateral held for open futures contracts (Note 2)	-	64,174	42,863	-
Fund shares repurchased	355,455	313,780	571,166	-
Variation margin on open financial futures contracts (Note 2)	-	-	32,395	-
Settlement of investments purchased on a when-issued basis (Note 2)	-	-	14,297,737	-
Open swap agreements, at value (Note 2)	-	28,801	17,156	-
Trustees' fees and expenses (Note 3)	12,247	24,992	80,130	99,732
Affiliates (Note 3):
Investment management fees	52,294	201,170	265,915	359,301
Due to custodian	-	47,970	14,314	-
Accrued expense and other liabilities	19,669	14,829	33,772	58,422
Total liabilities	2,703,635	24,841,820	76,437,011	18,182,265
Net assets	$129,336,328	$557,220,202	$743,533,945	$1,035,770,652
Net assets consist of:
Paid-in capital	$129,481,085	$559,663,065	$763,162,307	$1,075,568,103
Undistributed net investment income (loss) (distributions in excess of net investment income)	27,555	4,080,541	4,018,290	11,600,169
Accumulated net realized gain (loss) on investments	(172,312)	(831,337)	(96,500,898)	(52,505,188)
Net unrealized appreciation (depreciation) on investments	-	(5,692,067)	72,854,246	1,107,568
Net assets	$129,336,328	$557,220,202	$743,533,945	$1,035,770,652
Shares outstanding	129,437,495	45,690,470	45,713,412	50,727,972
Net asset value, offering price and redemption price per share	$1.00	$12.20	$16.27	$20.42
(a) Cost of investments - unaffiliated issuers:	$-	$538,263,842	$658,056,398	$991,919,237
(b) Cost of short-term investments:	$131,659,363	$34,624,155	$34,212,301	$39,498,392
(c) Cost of foreign currency:	$-	$-	$-	$860,934

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Investment income (Note 2):
Dividends(a)	$-	$7,849	$5,315,989	$13,615,585
Interest	1,776,622	13,765,110	7,509,048	258,168
Securities lending net income	-	49,903	49,960	209,863
Total investment income	1,776,622	13,822,862	12,874,997	14,083,616
Expenses (Note 3):
Investment management fees (Note 3)	293,070	1,153,611	1,612,390	2,143,907
Custody fees	6,853	-	61,004	77,294
Audit and legal fees	16,446	15,932	22,587	25,679
Proxy fees	274	-	472	479
Shareholder reporting fees	3,546	-	22,135	30,460
Trustees' fees (Note 3)	9,001	18,837	70,027	97,536
Total expenses	329,190	1,188,380	1,788,615	2,375,355
Net investment income (loss)	1,447,432	12,634,482	11,086,382	11,708,261
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	15,164	492,909	(13,474,703)	(21,538,403)
Futures contracts	-	319,317	2,406,254	-
Written options	-	5,600	4,200	-
Swap contracts	-	1,649,556	1,252,301	-
Foreign currency transactions	-	-	-	(47,417)
Net realized gain (loss)	15,164	2,467,382	(9,811,948)	(21,585,820)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	(11,532,547)	(63,550,952)	(140,962,040)
Futures contracts	-	(90,823)	2,540,377	-
Swap contracts	-	(415,786)	(280,002)	-
Translation of assets and liabilities in foreign currencies	-	-	-	6,794
Net change in unrealized appreciation (depreciation)	-	(12,039,156)	(61,290,577)	(140,955,246)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	15,164	(9,571,774)	(71,102,525)	(162,541,066)
Net increase (decrease) in net assets resulting from operations	$1,462,596	$3,062,708	$(60,016,143)	$(150,832,805)
(a) Net of withholding tax of:	$-	$-	$-	$729,185

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Money Market Fund		MML Managed Bond Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,447,432	$5,295,756	$12,634,482	$23,239,733
Net realized gain (loss) on investment transactions	15,164	15,327	2,467,382	3,799,947
Net change in unrealized appreciation (depreciation) on investments	-	-	(12,039,156)	5,979,441
Net increase (decrease) in net assets resulting from operations	1,462,596	5,311,083	3,062,708	33,019,121
Distributions to shareholders (Note 2):
From net investment income	(1,446,618)	(5,299,492)	(7,119,089)	(24,802,090)
From net realized gains	-	-	-	-
Tax return of capital	-	-	-	-
Net fund share transactions (Note 5)	20,313,622	5,667,840	56,134,745	54,890,579
Increase (decrease) in net assets from fund share transactions	20,313,622	5,667,840	56,134,745	54,890,579
Total increase (decrease) in net assets	20,329,600	5,679,431	52,078,364	63,107,610
Net assets
Beginning of period	109,006,728	103,327,297	505,141,838	442,034,228
End of period	$129,336,328	$109,006,728	$557,220,202	$505,141,838
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$27,555	$26,741	$4,080,541	$(1,434,852)

The accompanying notes are an integral part of the financial statements.

	MML Blend Fund		MML Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,086,382	$26,183,370	$11,708,261	$22,800,325
Net realized gain (loss) on investment transactions	(9,811,948)	67,452,257	(21,585,820)	93,992,507
Net change in unrealized appreciation (depreciation) on investments	(61,290,577)	(39,990,240)	(140,955,246)	(58,974,478)
Net increase (decrease) in net assets resulting from operations	(60,016,143)	53,645,387	(150,832,805)	57,818,354
Distributions to shareholders (Note 2):
From net investment income	(6,250,926)	(27,617,197)	-	(25,678,298)
From net realized gains	-	-	-	(152,021,282)
Tax return of capital	-	-	-	(132,875)
Net fund share transactions (Note 5)	(56,078,442)	(117,428,222)	(21,398,856)	6,692,236
Increase (decrease) in net assets from fund share transactions	(56,078,442)	(117,428,222)	(21,398,856)	6,692,236
Total increase (decrease) in net assets	(122,345,511)	(91,400,032)	(172,231,661)	(113,321,865)
Net assets
Beginning of period	865,879,456	957,279,488	1,208,002,313	1,321,324,178
End of period	$743,533,945	$865,879,456	$1,035,770,652	$1,208,002,313
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$4,018,290	$(817,166)	$11,600,169	$(108,092)

MML Series Investment Fund II – Financial Highlights
(For a share outstanding throughout each period)

MML Money Market Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.05 ***	0.04 ***	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.00	†	0.00 †	0.00 †	0.00 †	(0.00)†	0.00 †
Total income (loss) from investment operations	0.01		0.05	0.04	0.03	0.01	0.01
Less distributions to shareholders:
From net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
Total distributions	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return^^	1.24	% **	4.72%	4.54%	2.66%	0.79%	0.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$129,336		$109,007	$103,327	$109,364	$115,617	$141,622
Net expenses to average daily net assets	0.55	% *	0.56%	0.56%	0.54%	0.53%	0.52%
Net investment income (loss) to average daily net assets	2.43	% *	4.61%	4.44%	2.61%	0.77%	0.63%

MML Managed Bond Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$12.28		$12.07	$12.15	$12.46	$12.51	$12.49
Income (loss) from investment operations:
Net investment income (loss)	0.29	***	0.60 ***	0.58 ***	0.56	0.56	0.57
Net realized and unrealized gain (loss) on investments	(0.20)		0.25	(0.10)	(0.27)	(0.01)	0.11
Total income (loss) from investment operations	0.09		0.85	0.48	0.29	0.55	0.68
Less distributions to shareholders:
From net investment income	(0.17)		(0.64)	(0.56)	(0.60)	(0.60)	(0.66)
Total distributions	(0.17)		(0.64)	(0.56)	(0.60)	(0.60)	(0.66)
Net asset value, end of period	$12.20		$12.28	$12.07	$12.15	$12.46	$12.51
Total Return^^	0.65	% **	7.10%	4.11%	2.34%	4.47%	5.59%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$557,220		$505,142	$442,034	$403,376	$385,301	$378,991
Net expenses to average daily net assets	0.45	% *	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	4.76	% *	4.95%	4.80%	4.46%	4.38%	4.56%
Portfolio turnover rate	47	% **	87%	77%	76%	102%	77%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)
(For a share outstanding throughout each period)

MML Blend Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06
Net asset value, beginning of period	$17.65		$17.19	$15.80
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.50 ***	0.46 ***
Net realized and unrealized gain (loss) on investments	(1.48)		0.50	1.38
Total income (loss) from investment operations	(1.25)		1.00	1.84
Less distributions to shareholders:
From net investment income	(0.13)		(0.54)	(0.45)
Total distributions	(0.13)		(0.54)	(0.45)
Net asset value, end of period	$16.27		$17.65	$17.19
Total Return^^	(7.15	)% **	5.90%	11.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$743,534		$865,879	$957,279
Net expenses to average daily net assets	0.45	% *	0.44%	0.43%
Net investment income (loss) to average daily net assets	2.79	% *	2.84%	2.81%
Portfolio turnover rate	95	% **	197%	164%

	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$15.51	$14.66	$12.67
Income (loss) from investment operations:
Net investment income (loss)	0.40 ***	0.38	0.34
Net realized and unrealized gain (loss) on investments	0.32	0.87	2.01
Total income (loss) from investment operations	0.72	1.25	2.35
Less distributions to shareholders:
From net investment income	(0.43)	(0.40)	(0.36)
Total distributions	(0.43)	(0.40)	(0.36)
Net asset value, end of period	$15.80	$15.51	$14.66
Total Return^^	4.66%	8.68%	18.71%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$921,518	$1,030,041	$1,085,142
Net expenses to average daily net assets	0.43%	0.42%	0.42%
Net investment income (loss) to average daily net assets	2.56%	2.51%	2.44%
Portfolio turnover rate	150%	113%	101%

MML Equity Fund

	Six months ended 06/30/08 (Unaudited)		Year ended 12/31/07	Year ended 12/31/06
Net asset value, beginning of period	$23.36		$26.02	$23.95
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.47 ***	0.42 ***
Net realized and unrealized gain (loss) on investments	(3.17)		0.66	3.89
Total income (loss) from investment operations	(2.94)		1.13	4.31
Less distributions to shareholders:
From net investment income	-		(0.51)	(0.37)
From net realized gains	-		(3.28)	(1.87)
Tax return of capital	-		(0.00)†	-
Total distributions	-		(3.79)	(2.24)
Net asset value, end of period	$20.42		$23.36	$26.02
Total Return^^	(12.60	)% **	4.01%	18.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,035,771		$1,208,002	$1,321,324
Net expenses to average daily net assets	0.43	% *	0.42%	0.42%
Net investment income (loss) to average daily net assets	2.13	% *	1.72%	1.64%
Portfolio turnover rate	54	% **	110%	136%

	Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of period	$23.66	$20.82	$16.60
Income (loss) from investment operations:
Net investment income (loss)	0.43 ***	0.46	0.33
Net realized and unrealized gain (loss) on investments	0.32	2.84	4.22
Total income (loss) from investment operations	0.75	3.30	4.55
Less distributions to shareholders:
From net investment income	(0.46)	(0.46)	(0.33)
From net realized gains	-	-	-
Tax return of capital	-	-	-
Total distributions	(0.46)	(0.46)	(0.33)
Net asset value, end of period	$23.95	$23.66	$20.82
Total Return^^	3.12%	15.85%	27.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,281,814	$1,407,915	$1,338,438
Net expenses to average daily net assets	0.41%	0.41%	0.41%
Net investment income (loss) to average daily net assets	1.83%	2.01%	1.77%
Portfolio turnover rate	46%	36%	61%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

^^  Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are four series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Money Market Fund ("Money Market Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Blend Fund ("Blend Fund") and MML Equity Fund ("Equity Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all the outstanding shares of the Funds.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market

Notes to Financial Statements (Unaudited) (Continued)

on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:

Asset Valuation Inputs

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund	$-	$131,659,363	$-	$131,659,363
Managed Bond Fund	3,548,952	562,947,026	9	566,495,987
Blend Fund	481,410,696	280,800,818	9	762,211,523
Equity Fund	993,020,011	39,498,392	-	1,032,518,403

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Managed Bond Fund	$(17,326)	$717,269	$-	$699,943
Blend Fund	2,445,265	466,157	-	2,911,422

*Other financial instruments include futures and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance, as of 6/30/08	Net change in unrealized appreciation/ depreciation from investments still held as of 6/30/08
Managed Bond Fund	$9	$-	$-	$-	$-	$9	$-
Blend Fund	9	-	-	-	-	9	-

Securities Lending
   The Managed Bond Fund, Blend Fund and Equity Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund and the Equity Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at June 30, 2008.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended June 30, 2008, the Trust earned securities lending income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Managed Bond Fund	$232,071	$182,168	$49,903
Blend Fund	250,036	200,076	49,960
Equity Fund	1,050,026	840,163	209,863
	$1,532,133	$1,222,407	$309,726

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income are declared and paid quarterly for the Managed Bond Fund and the Blend Fund and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

  Forward Foreign Currency Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the

Notes to Financial Statements (Unaudited) (Continued)

time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Funds had no open forward foreign currency contracts at June 30, 2008.

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments
   Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts
   A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

Notes to Financial Statements (Unaudited) (Continued)

The Funds listed in the following table had open futures contracts at June 30, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund
BUYS
120	U.S. Treasury Note 2 Year	9/30/08	$25,344,375	$(17,326)
Blend Fund
BUYS
24	U.S. Treasury Note 10 Year	9/19/08	11,961,797	$24,582
38	U.S. Treasury Note 5 Year	9/30/08	4,201,078	44,795
25	U.S. Treasury Note 2 Year	9/30/08	14,573,016	57,413
				$126,790
SELLS
589	S&P Mini 500 Index	9/19/08	37,728,395	$2,318,475

Options
   The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Notes to Financial Statements (Unaudited) (Continued)

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Funds had no open written option contracts at June 30, 2008.

Swaps, Caps, Floors and Collars
  A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swap Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party,

Notes to Financial Statements (Unaudited) (Continued)

acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Risk Factors in Swap Contracts and Other Two-Party Contracts The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Funds listed in the following table had open swap agreements at June 30, 2008:

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund
Credit Default Swaps
1,000,000	USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/15/05	$(1,210)
			to pay 0.55% times the notional amount. The Fund
			receives payment only upon a default event of Cox
			Communications, Inc. Note.
500,000	USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/08 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	11,805
512,500	USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/08 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Goldman Sachs Group, Inc.	(11,849)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Deppreciation)
Managed Bond Fund
Credit Default Swaps (continued)
525,000	USD	3/20/13	Agreement with Barclays Bank PLC, dated 3/15/08	$(5,781)
			to pay 2.15% times the notional amount. The Fund
			receives payment only upon a default event of
			Southwest Airlines Co.
525,000	USD	3/20/13	Agreement with Barclays Bank PLC, dated 3/19/08 to pay 1.95% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(1,445)
1,125,000	USD	9/20/14	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	236,665
1,125,000	USD	6/20/16	Agreement with Credit Suisse Securities LLC, dated 8/09/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	122,687
1,050,000	USD	6/20/17	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	129,460
950,000	USD	6/20/17	Agreement with Barclays Bank PLC, dated 5/05/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(11,223)
462,500	USD	9/20/17	Agreement with Goldman Sachs & Co., dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	103,468
500,000	USD	9/20/17	Agreement with Credit Suisse Securities LLC, dated 8/31/07 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	63,400
Interest Rate Swaps
25,000,000	USD	4/07/14	Agreement with JP Morgan Chase, dated 10/03/08 to pay the notional amount times a rate to be determined on 10/03/08 and to receive the notional amount times the six month USD LIBOR.	81,292
				$717,269
Blend Fund
Credit Default Swaps
700,000	USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/15/05	$(847)
			to pay 0.55% times the notional amount. The Fund
			receives payment only upon a default event of Cox
			Communications, Inc. Note.
250,000	USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/08 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Goldman Sachs Group, Inc.	(5,780)
250,000	USD	3/20/13	Agreement with Barclays Bank PLC, dated 3/15/08 to pay 2.15% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(2,753)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Deppreciation)
Blend Fund
Credit Default Swaps (continued)
250,000	USD	3/20/13	Agreement with Barclays Bank PLC, dated 3/19/08	$(688)
			to pay 1.95% times the notional amount. The Fund
			receives payment only upon a default event of
			Southwest Airlines Co.
250,000	USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/08 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	5,902
775,000	USD	9/20/14	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	163,036
775,000	USD	6/20/16	Agreement with Credit Suisse Securities LLC, dated 8/09/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	84,518
600,000	USD	6/20/17	Agreement with Barclays Bank PLC, dated 5/05/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(7,088)
725,000	USD	6/20/17	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	89,389
312,500	USD	9/20/17	Agreement with Goldman Sachs & Co., dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	69,911
300,000	USD	9/20/17	Agreement with Credit Suisse Securities LLC, dated 8/31/07 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	38,040
Interest Rate Swaps
10,000,000	USD	4/07/14	Agreement with JP Morgan Chase, dated 10/03/08	$32,517
			to pay the notional amount times a rate to be
			determined on 10/03/08 and to receive the notional
			amount times the six month USD LIBOR.
				$466,157

Foreign Securities
   The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities
   Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at June 30, 2008, were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Assets
Managed Bond Fund	$2,523,940	$2,387,206	0.4%

3.  Management Fees and Other Transactions

Investment Management Fees
   Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets at the annual rates:

0.50% of the first $100 million
0.45% of the next $200 million
0.40% of the next $200 million
0.35% of any excess over $500 million

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital"), pursuant to which Babson Capital serves as the Money Market Fund's, Managed Bond Fund's and Blend Fund's sub-adviser providing day-to-day management of each Fund's investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate 0.13% of the average daily net assets of the Equity Segment of the Blend Fund, 0.09% of the average daily net assets of the Money Market and Bond Segments of the Blend Fund, 0.05% of the average daily net assets of the Money Market Fund and 0.10% of the average daily net assets of the Managed Bond Fund.

MassMutual has entered into an investment sub-advisory agreement with OppenheimerFunds, Inc. ("OFI"), pursuant to which OFI serves as one of the sub-advisers to the Equity Fund, providing day-to-day management of a portion of the Equity Fund's investments. OFI is a majority owned, indirect subsidiary of MassMutual. OFI receives a fee from MassMutual equal to an annual rate of 0.23% of the average daily net assets of the portion of the Equity Fund that OFI manages.

MassMutual has also entered into an investment sub-advisory agreement with AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. ("AXA Financial") together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. The sub-advisory agreement with AllianceBernstein provides that AllianceBernstein manage a portion of the investment and reinvestment of the assets of the Equity Fund. MassMutual pays a sub-advisory fee to AllianceBernstein based upon the aggregate net assets under management which include (1) the average daily net asset value of the portion of the assets of the Equity Fund that AllianceBernstein manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which AllianceBernstein provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation
   Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other assets. For the period ended June 30, 2008, no significant amounts have been deferred.

Other
   Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

4.  Purchases and Sales of Investments
  Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2008, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Managed Bond Fund	$286,826,509	$27,377,690	$206,709,724	$30,866,237
Blend Fund	173,954,707	581,345,845	173,316,368	548,783,913
Equity Fund	-	576,290,346	-	602,025,024

5.  Capital Share Transactions
   Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2008		Year ended December 31, 2007
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	58,363,785	$58,316,428	117,985,757	$117,866,330
Issued as reinvestment of dividends	1,447,830	1,445,340	5,304,796	5,299,492
Redeemed	(39,480,923)	(39,448,146)	(117,616,157)	(117,497,982)
Net increase (decrease)	20,330,692	$20,313,622	5,674,396	$5,667,840
Managed Bond Fund
Sold	7,813,856	$96,352,188	7,205,181	$87,616,875
Issued as reinvestment of dividends	581,835	7,119,089	2,046,011	24,802,090
Redeemed	(3,836,145)	(47,336,532)	(4,728,791)	(57,528,386)
Net increase (decrease)	4,559,546	$56,134,745	4,522,401	$54,890,579
Blend Fund
Sold	531,672	$8,919,337	864,582	$15,255,581
Issued as reinvestment of dividends	372,840	6,250,926	1,564,124	27,617,197
Redeemed	(4,237,020)	(71,248,705)	(9,085,046)	(160,301,000)
Net increase (decrease)	(3,332,508)	$(56,078,442)	(6,656,340)	$(117,428,222)
Equity Fund
Sold	3,367,577	$72,547,451	1,399,054	$38,259,779
Issued as reinvestment of dividends	-	-	7,167,397	177,832,455
Redeemed	(4,344,489)	(93,946,307)	(7,635,652)	(209,399,998)
Net increase (decrease)	(976,912)	$(21,398,856)	930,799	$6,692,236

6.  Federal Income Tax Information
  At June 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund	$572,887,997	$6,447,412	$(12,839,422)	$(6,392,010)
Blend Fund	692,268,699	98,692,504	(28,749,680)	69,942,824
Equity Fund	1,031,417,629	138,045,513	(136,944,739)	1,100,774

Note: The aggregate cost for investments for the Money Market Fund at June 30, 2008, is the same for financial reporting and federal income tax purposes.

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2007, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2014
Money Market Fund	$186,858	$-	$-	$618
Managed Bond Fund	-	-	-	-	$1,165,813
Blend Fund	-	35,880,920	44,174,039	-	-

The following Fund elected to defer to January 1, 2008, post-October capital losses:

Amount
Equity Fund	$21,387,111

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Internal Revenue Code) paid during the year ended December 31, 2007, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$5,299,492	$-	$-
Managed Bond Fund	24,802,090	-	-
Blend Fund	27,617,197	-	-
Equity Fund	68,778,496	108,921,084	132,875

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109", FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

7.  Indemnifications
   Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.  New Accounting Pronouncements
   In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Notes to Financial Statements (Unaudited) (Continued)

9.  Proxy Voting
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

10.  Quarterly Reporting
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

11.  Trustees' Approval of Investment Advisory Contracts
   At a meeting in April 2008, the Board of Trustees (the "Board") including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Money Market Fund, Managed Bond Fund, Blend Fund and Equity Fund. In preparation for the meeting, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Trustees received in advance of the meeting (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Trustees in their evaluation of the Contracts. The Trustees also considered information presented to them throughout the year regarding MassMutual and each of the Sub-Advisers.

The Trustees considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with their review, the Trustees noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, Management responded to Trustee questions and provided additional information concerning each Fund.

Notes to Financial Statements (Unaudited) (Continued)

With respect to the Managed Bond Fund and Blend Fund, the Trustees considered, in addition to the other factors noted above, the fact that each Fund had total net expenses that ranked in the 1st quintile of its respective expense group and expense universe and had performance for the three-year period that ranked in the 2nd quintile in its respective performance universe.

The Trustees took into consideration that the Equity Fund had total net expenses that ranked in the 1st quintile in its expense group and expense universe and had a performance ranking that had improved over the past two years, following a portfolio manager change.

With respect to the Money Market Fund, the Trustees took into consideration the fact that the Fund had near median total net expenses and performance that was in line with expectations based on the Fund's investment strategy.

In conjunction with their review of the Third-Party Report, the Trustees also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis for those Funds without breakpoints of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Independent Trustees did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of the Funds and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and the total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

At a meeting in May 2008, the Board, including the Independent Trustees, approved an Amendment to each Fund's Sub-Advisory Agreement to reflect that (i) each Sub-Adviser will not consult with any of the Funds' other Sub-Advisers concerning transactions for the Funds for which they sub-advise and (ii) if two or more Sub-Advisers are responsible for providing investment advice to a Fund, that each Sub-Adviser's responsibility for providing advice is limited to their discrete portion of the Fund's portfolio.

Other Information (Unaudited)

Fund Expenses June 30, 2008

Expense Examples	The following information is in regards to expenses for the six months ended June 30, 2008:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2008.

Actual Expenses	The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund	$1,000	0.55%	$1,012.40	$2.75	$1,022.10	$2.77
Managed Bond Fund	1,000	0.45%	1,006.50	2.24	1,022.60	2.26
Blend Fund	1,000	0.45%	928.50	2.16	1,022.60	2.26
Equity Fund	1,000	0.43%	874.00	2.00	1,021.90	2.16

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2008, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Securities offered through registered representatives of MML Investors Services, Inc.
Member FINRA and SIPC (www.finra.org and www.sipc.org)
1295 State Street, Springfield, MA 01111.

© 2008 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life
Insurance Company (MassMutual) and its affiliated companies and sales representatives.

L4540_11A 708

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/15/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/15/08

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/15/08